Registration No. 33-61542
                                                       Registration No. 811-7662


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. / /
                         Post-Effective Amendment No. 20

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Post-Effective Amendment No. 20

                           U.S. GLOBAL ACCOLADE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               7900 Callaghan Road
                            San Antonio, Texas 78229
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code (210) 308-1234



                           Frank E. Holmes, President
                           U.S. Global Accolade Funds
                               7900 Callaghan Road
                          San Antonio, Texas 78249-3340
                     (Name and Address of Agent for Service)


Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box):

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/X/  on February 28, 2002, pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a) of Rule 485

/ /  on ___________, pursuant to paragraph (a) of Rule 485.


 ................................................................................
                              CROSS REFERENCE SHEET
 ................................................................................

                                     PART A

FORM N-1A ITEM NUMBER                      SECTION(S) IN PROSPECTUS
------------------------------------       -------------------------------------

1. Front and Back Cover Pages              Same

2. Risk/Return Summary: Investments,       Risk/Return Summary
    Risks, and Performance                 Investment Objectives
                                           Main Investment Strategies
                                           Main Risks
                                           Performance Information

3. Risk/Return Summary: Fee Table          Fees and Expenses

4. Principal Investment Strategies,        Same
    and Related Risks


5. Management's Discussion of Fund         Not Applicable
    Performance

6. Management, Organization,               Fund Management
    and Capital Structure

7. Shareholder Information                 How to Buy Shares
                                           How to Sell (Redeem) Shares
                                           How to Exchange Shares
                                           Important Information about Purchases
                                            and Redemptions
                                           Other Information About Your Account
                                           Additional Investor Services

8. Distribution Arrangements               Distribution Plan

9. Financial Highlights Information        Financial Highlights



                                     PART B

10. Cover Page and Table of Contents       Same

11. Fund History                           General Information

12. Description of the Fund and            Investment Restrictions and Risks
     Its Investments                       Investment Strategies and Risks
                                           Portfolio Transactions

13. Management of the Fund                 Same

14. Control Persons and Principal          Principal Holders of Securities
     Holders of Securities

15. Investment Advisory and Other          Investment Advisory Services
     Services                              General Information
                                           Transfer Agency and Other Services
                                           Distribution Plan

16. Brokerage Allocation and               Portfolio Turnover
     Other Practices                       Portfolio Transactions

17. Capital Stock and Other Securities     General Information

18. Purchase, Redemption,                  Certain Purchases of Shares of
     and Pricing of Shares                  the Fund
                                           Additional Information on Redemptions

19. Taxation of the Fund                   Tax Status

20. Underwriters                           Underwriter/Distributor
                                           Distribution Plan

21. Calculation of Performance Data        Same

22. Financial Statements                   Cover Page
                                           Financial Statements

 ................................................................................
PART A. INFORMATION REQUIRED IN A PROSPECTUS (ITEMS 1 - 9)
 ................................................................................
                           U.S. GLOBAL ACCOLADE FUNDS

                               BONNEL GROWTH FUND

                                   PROSPECTUS

                                FEBRUARY 28, 2002


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               [GRAPHIC] USGI LOGO

                                    CONTENTS

RISK/RETURN SUMMARY .......................................................1

PERFORMANCE ...............................................................2

FEES AND EXPENSES .........................................................3

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS .........................5

FUND MANAGEMENT ...........................................................7

HOW TO BUY SHARES .........................................................8

HOW TO SELL (REDEEM) SHARES ..............................................11

HOW TO EXCHANGE SHARES ...................................................12

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS ....................13

OTHER INFORMATION ABOUT YOUR ACCOUNT .....................................16

ADDITIONAL INVESTOR SERVICES .............................................16

DISTRIBUTIONS AND TAXES ..................................................17

FINANCIAL HIGHLIGHTS .....................................................18

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Bonnel Growth Fund seeks long-term growth of capital.

The fund's trustees may change the objective without a shareholder vote upon a 30-day written notice. If there is a material change to the fund's objective or policies, you should consider whether the fund remains an appropriate investment for you.

The fund is a series of the U.S. Global Accolade Funds (trust). The sub-adviser for the fund is Bonnel, Inc. (Sub-Adviser).

MAIN INVESTMENT STRATEGIES

The fund invests primarily in a diversified portfolio of common stocks. In general, the fund's Sub-Adviser uses a growth-style process to choose companies for investment. A growth company is one that has had superior growth, profitability, and quality relative to companies in the same industry and that is expected to continue such performance. The fund may, from time-to-time, invest a significant amount of its total assets in certain sectors such as technology, healthcare, financial services, etc. The fund may also invest in companies of all sizes; however, the Sub-Adviser currently focuses on small- and medium-sized companies.

MAIN RISKS

The fund is designed for long-term investors and is not a complete investment program. You may lose money by investing in the fund.

Market Risk

The fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the fund, and you could lose money.

Portfolio Management

The skill of the Sub-Adviser will play a significant role in its analysis of companies, companies' sectors, economic trends, the relative attractiveness of different market capitalization, or other matters.

Small- and Medium-Sized Company Risk

The Sub-Adviser's investment focus on small- and medium- sized companies involves greater risk than a fund that invests primarily in larger, more established companies. The stocks of small- and medium-sized companies often fluctuate in price to a greater degree than stocks of larger, more mature companies. Smaller companies may have more limited financial resources, fewer product lines, and less liquid trading markets for their stock. The fund's share price may experience greater volatility when the fund is more heavily invested in small companies.

Growth Stock Risk

Because of their perceived growth potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities. If the fund's growth stocks do not produce the predicted earnings growth, their share price may drop, and the fund's net asset value may decline.

PERFORMANCE

The following bar chart and table show the variability of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart below shows changes in the fund's performance from year to year.

    [GRAPHIC: Bar chart plotted from data in table below]

     ANNUAL TOTAL RETURNS (AS OF DECEMBER 31 EACH YEAR)

     1995 ....   45.22%
     1996 ....   27.94%
     1997 ....   10.31%
     1998 ....   27.14%
     1999 ....   81.45%
     2000 ....  -17.23%
     2001 ....  -27.28%

     Best quarter shown in the bar chart above:  52.58% in fourth quarter 1999

     Worst quarter shown in the bar chart above: -23.40% in first quarter 2001

The table below compares the fund's average annual returns for the past one- and five-year periods, as well as for the life of the fund, to those of unmanaged indexes.

        AVERAGE ANNUAL RETURNS                                       SINCE
        (FOR THE PERIODS ENDING                                      INCEPTION
        DECEMBER 31, 2001)                 1 YEAR       5 YEARS      10/17/94
        ------------------------          --------      -------      ---------
        Bonnel Growth Fund
          Return Before Taxes             (27.28)%       8.90%       15.75%

          Return After Taxes on
          Distributions                   (27.28)%       4.52%       12.16%

          Return After Taxes on
          Distributions and Sale
          Of Fund Shares                  (16.61)%       5.84%       12.11%

        S&P 500 Index*                    (11.88)%      10.69%       15.14%
        S&P Mid-Cap 400 Index**            (0.60)%      16.09%       17.47%
        Russell 2000 Index***               2.60 %       7.63%        9.49%

        * The S&P 500 Stock Index is a widely recognized index of common stock prices of U.S. companies. The returns for the S&P 500 Index reflect no deduction for fees, expenses or taxes.

        ** The S&P Mid-Cap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The returns for the S&P Mid-Cap 400 Index reflect no deduction for fees, expenses or taxes.

        *** The Russell 2000 Index consists of the 2,000 smallest companies in the Russell 3000(R) Index, a widely recognized small-cap index. The returns for the Russell 2000 Index reflect no deduction for fees, expenses or taxes.

        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

        Past performance, before and after taxes, does not guarantee future results.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES - DIRECT FEES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund. If you sell shares and request your money by wire transfer, there is a $10 fee. Your bank may also charge a fee for receiving wires. The fund reserves the right to waive these fees for certain accounts.

         Maximum sales charge (load) imposed on purchases           None
         Account closing fee*                                       $10
         Administrative exchange fee                                $ 5
         Small account fee**                                        $24
         Short-term trader's fee (If shares are exchanged or
            redeemed in less than 30 days)***                       0.25%

         *  Does not apply to exchanges.

         ** $6.00 per quarter. (See "Account Minimum" section for exemptions and other pertinent information).

         *** Percentage of value of shares redeemed or exchanged.

ANNUAL FUND OPERATING EXPENSES -  INDIRECT FEES

Fund operating expenses are paid out of the fund's assets and are reflected in the fund's share price and dividends. These costs are paid indirectly by shareholders. "Other Expenses" include fund expenses such as custodian, accounting, and transfer agent fees.

The figures below show operating expenses as a percentage of the fund's net assets during the fiscal year ended October 31, 2001.

         Management fees                             1.00%
         Distribution (12b-1) fees                   0.25%
         Other expenses                              0.52%
         Total annual fund operating expenses        1.77%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This hypothetical example is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. The example assumes that:

   >>  You invest $10,000.
   >>  Your investment has a 5% annual return. *
   >> The fund's operating expenses and returns remain the same. * >> All dividends and distributions are reinvested.

You would pay the following expenses if you redeemed all of your shares at the end of the periods shown:

      1 YEAR         3 YEARS               5 YEARS                    10 YEARS

      $190            $567                  $969                       $2,094


You would pay the following expenses if you did not redeem your shares:

      1 YEAR         3 YEARS               5 YEARS                    10 YEARS

      $180            $557                  $959                       $2,084

   * Actual annual returns and fund operating expenses may be greater or less than those provided for in the assumptions.

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section takes a closer look at the fund's principal investment strategies and certain risks of investing in the fund.

INVESTMENT PROCESS

In selecting stocks for the fund, the Sub-Adviser, Bonnel, Inc., initially applies a "top-down" analysis of the markets. This means that the Sub-Adviser considers the growth potential of the capitalization categories (i.e., small, medium, and large) and industry sectors. The Sub-Adviser chooses common stocks within those categories that have the potential for capital appreciation. The Sub-Adviser analyzes a company's capital appreciation potential based on various investment criteria, which may include earnings figures, equity ownership by management, market leadership, strong management, price to earnings ratios, debt to equity ratios, stock price movement, magnitude of trading volume, and the general growth prospects of the company. The Sub-Adviser considers the same criteria when making decisions to sell common stocks held by the fund. The fund may invest in companies of all sizes; however, the Sub-Adviser currently focuses on companies with market capitalizations of less than $10 billion (medium- and small-capitalization) at the time of initial purchase. The skill of the Sub-Adviser will play a significant role in the fund's ability to achieve its investment objective.

GENERAL PORTFOLIO POLICIES

Principal Types of Investments and Related Risks

Under normal market conditions, at least 80% of the fund's total assets will be invested in equity securities, which include common stock and securities convertible into common stock and preferred stock. Because the fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business, and economic conditions. If this occurs, the fund's share price may also decrease.

Other Types of Investments, Related Risks, and Considerations

While not principal strategies, the fund may to a limited extent purchase or sell options, and may invest in foreign securities. The fund may also invest in money market instruments, may participate in securities lending and may hold temporary investments such as repurchase agreements, and may invest in illiquid securities. The risks of these types of instruments and strategies are described below and in the Statement of Additional Information.

While investment in foreign companies is not a current focus of the fund, the fund may invest up to 25% of its total assets in the common stocks and other equity securities of foreign issuers, but only if they are listed on a domestic or foreign stock exchange, quoted on Nasdaq-AMEX, or traded on the domestic or foreign over-the-counter market. The fund may invest in sponsored or unsponsored American Depository Receipts (ADRs), which represent shares of foreign issuers. As part of its foreign investments, the fund may invest up to 5% of its total assets in emerging markets. Investments in foreign securities involve greater risks than investments in domestic securities. Foreign securities tend to be more volatile than domestic securities due to a number of factors, including fluctuations in currency exchange rates; political, social, or economic instability; and less stringent accounting, disclosure, and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets.

The fund may purchase or sell options on individual securities and on equity indexes. Options are generally used to hedge the portfolio against certain market risks, but they may also be used to increase returns. Using options may decrease returns and increase volatility.

The fund may invest up to 15% of its net assets in illiquid securities. Disposition of illiquid securities often takes more time than more liquid securities, may result in higher selling expenses, and may not be made at desirable prices or at the prices at which such securities have been valued by the fund.

For temporary defensive purposes, the fund may invest up to 100% of its assets in liquid, high-grade money market instruments. When the fund is in a defensive investment position, it may not achieve its investment objective.

The fund's portfolio turnover rate varies from year to year according to market conditions and has historically exceeded 100%. A high turnover rate increases transaction costs and may increase your exposure to capital gains taxes. Tax and transaction costs lower the fund's effective return for investors.

FUND MANAGEMENT

INVESTMENT ADVISER

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229 (Adviser), furnishes investment advice and manages the fund's business affairs. The Adviser was organized in 1968 and serves as investment adviser to U.S. Global Investors Funds, a family of mutual funds with approximately $1.2 billion in assets. For the fiscal year ended October 31, 2001, the Adviser was paid a fee of 1.00% of average net assets in the fund.

The Adviser furnishes an investment program for each of the mutual funds it manages and determines, subject to overall supervision by the board of trustees of the fund, the funds' investments. Consistent with the investment restrictions, objectives and policies of the fund, the portfolio manager determines what investments should be purchased, sold and held, and makes changes in the portfolio deemed to be necessary or appropriate. The Adviser is charged with seeking the best overall terms in executing portfolio transactions and selecting brokers or dealers.

SUB-ADVISER

The Adviser has retained Bonnel, Inc., P.O. Box 19370, Reno, Nevada 89511, to serve as Sub-Adviser for the fund. Bonnel, Inc. has been the Sub-Adviser to the fund since October 17, 1994. Bonnel, Inc. was organized in 1994 and has approximately $105 million in assets under management. In consideration for investment management services rendered to the fund, the Adviser shares the management fee (net of all expense reimbursements and waivers, if any) with the Sub-Adviser. The fund is not responsible for paying any portion of the Sub-Adviser's fees.

Adviser and Sub-Adviser investment personnel may invest in securities for their own accounts according to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

PORTFOLIO MANAGER

Mr. Arthur Bonnel, President of Bonnel, Inc., is the fund's portfolio manager and has been managing money professionally since 1970. Mr. Bonnel has managed the Bonnel Growth Fund since October 17, 1994, and was previously the portfolio manager of the MIM Stock Appreciation Fund from August 1987 through May 1994, which had objectives, policies, and strategies that were substantially similar to those of the Bonnel Growth Fund. The table below compares the performance of the MIM Stock Appreciation Fund to the S&P 500, a widely recognized unmanaged index that generally represents U.S. common stocks. The table shows average annual returns for the one-year, three-year, and five-year periods ended February 28, 1994, assuming the reinvestment of dividends and distributions, net of fund expenses. The annual returns for Bonnel Growth Fund are available in the Performance section of this prospectus. Past performance does not guarantee future results.

    THE MIM STOCK APPRECIATION FUND (a)                        S&P 500 INDEX
    (FOR THE PERIODS ENDED 2/28/94)
    -----------------------------------------                  -------------
    One Year                           21.58%                     8.31%
    Three Years                        20.80%                     11.61%
    Five Years                         20.64%                     13.64%

   (a) The expense ratio of the MIM Stock Appreciation Fund from 1988 through 1993 ranged from a high of 3.05% in 1988 to a low of 2.47% in 1993. The annualized expense ratio of the BONNEL GROWTH FUND for the fiscal period ended October 31, 2001, was 1.77%.

DISTRIBUTION PLAN

The fund has adopted a 12b-1 plan that allows the fund to pay the Adviser and its affiliates for shareholder services and promotional expenses. Because this fee is continually paid out of the fund's assets, over time it will increase the cost of your investment and may potentially cost you more than other types of sales charges. For the fiscal year ended October 31, 2001, fees paid by the fund under this plan were 0.25% of the fund net assets.


HOW TO BUY SHARES

MINIMUMS
                                            INITIAL               SUBSEQUENT
                                            INVESTMENT            INVESTMENT

Regular accounts                            $5,000                $ 50
ABC Investment Plan(R)                      $1,000                $100
Custodial accounts for minors               $1,000                $ 50
Retirement accounts                         None                  None

Minimum investments may be waived at the discretion of the officers of the trust.

SEND NEW ACCOUNT APPLICATIONS TO:

         Shareholder Services
         U.S. Global Investors, Inc.
         P.O. Box 781234
         San Antonio, TX 78278-1234

BY MAIL

      >> Read this prospectus.

      >> Fill out the application if you are opening a new account.

      >> Make the check payable to the BONNEL GROWTH FUND for the amount you want to invest.

      >> Send the completed application and a check in the envelope provided.

      >> To add to an existing account, be sure to include your account number on your check and mail it with the investment slip found on your confirmation statement.

ONLINE PURCHASE OF SHARES

      >> You can visit our website, www.usfunds.com, to add to your investment portfolio from your bank account. See our website or call 1-800-US-FUNDS for more information. Online purchases may not exceed $50,000.

      >> If you are opening a new account, you may fill out the online purchase section of the application. For existing accounts, please request and complete the Online Purchase application which may be downloaded from our website at www.usfunds.com.

      >> For new accounts, send in your application to U.S. Global along with your initial purchase.

      >> Once your online purchase privilege is established, you may go to the Account Access section of our website at www.usfunds.com.

      >> U.S. Global Accolade Funds automatically withdraws monies from your bank account to settle your transaction.

      >> Shares purchased online are not available until the tenth business day after the purchase or when your ACH clears, if later.

BY PHONE

      >> We automatically grant all shareholders telephone exchange privileges unless they decline them explicitly in writing.

      >> If you already have a U.S. GLOBAL fund account, you may purchase additional shares by telephone order.

      >> You must pay for them within seven business days.

      >> Telephone purchases are not available for U.S. Global retirement accounts.

      >> Telephone purchase orders may not exceed ten times the value of the collected balance of all like-registered accounts on the date the order is placed.

BY WIRE

      >> Call 1-800-US-FUNDS for current wire instructions and a confirmation number.

BY ABC INVESTMENT PLAN (R)

      >> To purchase more shares automatically each month, fill out the ABC
         Investment Plan(R) form.

      >> U.S. GLOBAL ACCOLADE FUNDS automatically withdraws monies from your bank account monthly.

      >> See details on the application.

IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

Your check must be made payable to the BONNEL GROWTH FUND.

You may not purchase shares by credit card or third-party checks.

You may not exchange shares purchased by telephone until the fund has received and accepted payment and has posted it to your account.

Checks drawn on foreign banks will not be invested until the collection process is complete.

The fund will cancel unpaid telephone orders and you will be responsible for any decline in price of the shares that may be collected from shares of any affiliated funds you own.

If a check or ACH investment is returned unpaid due to nonsufficient funds, stop payment, or other reasons, the fund will charge you $20, and you will be responsible for any loss incurred by the fund. To recover any such loss or charge, the fund reserves the right to redeem shares of any affiliated funds you own, and you could be prohibited from placing further orders unless full payment by wire or cashier's check accompanies the investment request.

Any expenses charged to the fund for collection procedures will be deducted from the amount invested.

EFFECTIVE TIME FOR PURCHASE OR REDEMPTION ORDERS

Purchases of shares in the fund require payment by check or wire at the time the order is received except for telephone purchases, which require payment within seven business days after the order is received and accepted. If you purchase shares by check, you can sell (redeem) those shares beginning ten business days after your check is received by Shareholder Services. You can exchange into other U.S. Global funds at any time. The fund reserves the right to refuse to honor redemptions if your check has not cleared. Redemptions or exchanges out of a fund may be subject to a trader's fee. See Fees and Expenses for details.

Orders to purchase shares received after the close of the New York Stock Exchange (NYSE), (typically, 4:00 p.m. Eastern time), will not become effective until the next business day.

An order to establish a new account and purchase shares of the fund will become effective, if accepted, at the time the fund next determines its net asset value
(NAV) per share after the fund's transfer agent has received:

      >> a completed and signed application, and

      >> a check or wire transfer for the full amount.

If you already have a BONNEL GROWTH FUND account, your order to purchase shares, if accepted, will become effective at the time the fund next determines NAV after the transfer agent receives your written request or telephone order.

In all cases, the shares purchased will be priced at the NAV per share next determined after the time of effectiveness.

All purchases of shares are subject to acceptance by the fund and are not binding until accepted.

HOW TO SELL (REDEEM) SHARES

      >> Send a written request showing your account number and the dollar amount or number of shares you are redeeming to the address shown under "How to Buy Shares."

      >> Each registered shareholder must sign your request, with the signature(s) appearing exactly as it does on your account registration.

      >> Redemptions of more than $15,000 require a signature guarantee.

      >> A signature guarantee may be required in other situations. See
         "Signature Guarantee/Other Documentation."

      >> If you have an identically registered account in a U.S. Global
         Investors money market fund with checkwriting privileges, you may call the fund and direct an exchange of your Bonnel Growth Fund shares into your existing money market fund account. You may then write a check against your money market fund account.

      >> Telephone redemptions are not available for equity funds or shares held in retirement accounts by the fund.

      >> The fund may pay for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash. The fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less.

      IMPORTANT NOTES ABOUT REDEEMING YOUR SHARES

      >> Generally, we will send payment for your redeemed shares to you within two business days after your redemption request has been received and accepted by the fund.

      >> You may receive payment for redeemed shares via wire. To elect these services, send the fund a written request giving your bank information with signature guarantee for all registered owners. See Signature Guarantee/Other Documentation.

      >> You will be charged $10 for a wire transfer. International wire charges will be higher.

      >> We will usually send a wire transfer the next business day after receipt of your order.

      >> Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to ten business days from the purchase date.

      >> To protect shareholders from the expense burden of excessive trading, the fund charges 0.25% of the value of shares redeemed or exchanged when the shares are held less than 30 days.

      >> Upon closing your account, you will be charged a $10 account closing fee.

HOW TO EXCHANGE SHARES

     When exchanging shares into other funds in the U.S. Global family of funds:

      >> Each account must be registered identically; each must have the same signatures and addresses.

      >> You will be charged $5 by the transfer agent for each exchange out of any fund account.

      >> Retirement accounts administered by the Adviser or its agents may exchange up to three times per calendar quarter at no charge. (A short-term trading fee may apply.)

      >> You may exchange shares using the automated telephone system, speaking to an investment representative, using our website, www.usfunds.com, or by mail. Certain restrictions apply. Please call 1-800-US-FUNDS for more details.

      >> Exchanges made on our website, www.usfunds.com, must be between your existing accounts.

      >> You are responsible for obtaining and reading the prospectus for the fund into which you are exchanging.

      >> Exchanges result in the sale of one fund's shares and the purchase of another fund's shares, which is usually a taxable event to you.

      >> Exchanges into any new fund are subject to that fund's initial and subsequent investment minimums.

      >> Exchanges out of the fund of shares held less than one month are subject to the short-term trading fee equal to 0.25% of the value of shares exchanged.

      >> An exchange order is effective when the exchange request is received by the funds, except that exchanges into and out of the Gold Shares and/or World Gold Funds are not permitted after the earlier of 3:00 p.m. Eastern time or the close of the NYSE, after which the exchange order will be effective on the next business day.

      >> Exchanges may be delayed until such time as the proceeds from the sale of the fund out of which you wish to exchange are available to the fund, which could take up to ten business days. In general, the fund expects to exercise this right to delay the effectiveness of the purchase only on exchanges of $50,000 or more. If your purchase will be delayed, you will be notified immediately.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

THE FUND RESERVES THE FOLLOWING RIGHTS

      >> To modify or eliminate any special purchase or redemption services or privileges.

      >> To hold redemption proceeds for up to ten business days or longer if permitted by the SEC.

      >> To waive investment minimums or account minimum fees.

      >> To refuse any application, investment, or exchange.

      >> To require a signature guarantee or any other documentation.

      >> To freeze any account and suspend account services when notice is received that there is a dispute between registered or beneficial owners or there is reason to believe a fraudulent transaction may occur.

ACCOUNT MINIMUMS

Minimum-Balance Fee. If, for any reason, your account balance is below $5,000 on the last business day of the calendar quarter, a minimum-balance fee of $6 will be deducted from your account.

The funds reserve the right to close your account and send you the proceeds if your balance drops below $5,000 anytime during the quarter for any reason. You will receive, however, a 30-day written notice before the fund takes any redemption action. During that time, you may buy more shares to bring your account above the minimum. If you do not, the fund may sell your shares at the net asset value on the day the account is closed, and the minimum-balance fee will be deducted from the proceeds.

Minimum-balance fees and involuntary redemptions do not apply to:

      >> Shareholders whose combined fund assets in the U.S. Global complex equal $25,000 or more on the day the fee is assessed. Total assets are determined by aggregating accounts registered under the same social security number or taxpayer identification number.

      >> ABC Investment Plan(R)accounts.

      >> Retirement accounts.

      >> Custodial accounts for minors.

NET ASSET VALUE (NAV) CALCULATION


The price at which you buy, sell, or exchange fund shares is the NAV. The NAV of the fund is calculated at the close of regular trading of the NYSE, which is usually 4:00 p.m. Eastern time, each day that the NYSE is open. NAV is determined by adding the value of the fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding. On any day on which a fund is open but the NYSE is closed, the NAV of such fund is determined as of 4:00 p.m. Eastern Time.


For a purchase, redemption, or exchange of fund shares, your price is the NAV next calculated after your request is received in good order and accepted by the fund, its agent, or designee. To receive a specific day's price, your request must be received before the close of the NYSE on that day. (Note: for exchanges out of the Gold Shares and/or World Gold Funds, your request must be received before 3:00 p.m. Eastern time.)

When the fund calculates NAV, it values the securities it holds at market value. When market quotes are not available or do not fairly represent market value, or if a security's value has been materially affected by events occurring after the close of a foreign market on which the security principally trades, the securities may be valued at fair value. Fair value will be determined in good faith using procedures that have been approved by the trustees. Money market instruments maturing within 60 days may be valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers at 12:00 noon Eastern time each day.

The fund may invest in portfolio securities that are primarily listed on foreign exchanges or other markets that trade on weekends and other days when the fund does not price its shares. As a result, the NAV of the fund may change on days when you will not be able to purchase or redeem shares.

SIGNATURE GUARANTEE/OTHER DOCUMENTATION

The fund requires signature guarantees to protect you and the fund from attempted fraudulent requests for redeemed shares. Your redemption request must therefore be in writing and accompanied by a signature guarantee if:

      >> Your redemption request exceeds $15,000.

      >> You request that payment be made to a name other than the one on your account registration.

      >> You request that payment be mailed to an address other than the one of record with the fund.

      >> You change or add information relating to your designated bank.

      >> You have changed your address of record within the last 30 days.

You may obtain a signature guarantee from most banks, credit unions, broker/dealers, savings and loans, and other eligible institutions. You cannot obtain a signature guarantee from a notary public.

The guarantor must use a stamp "SIGNATURE GUARANTEED" and the name of the financial institution. An officer of the institution must sign the guarantee. If residing outside the United States, a Consular's seal will be accepted in lieu of a signature guarantee. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments, e.g., legal officers, and adjutants.

The signature guarantee must appear together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request. Each signature must have a signature guarantee stamp.

Additional documents are required for redemptions by corporations, executors, administrators, trustees, and guardians. For instructions, call 1-800-US-FUNDS.


BUSINESS DAYS

You may purchase, redeem or exchange shares of the funds on any day the funds are open for business. The funds are open for business on every day the NYSE is open for business. In addition, the funds reserve the right to be open for business on days the NYSE is closed.

OTHER INFORMATION ABOUT YOUR ACCOUNT

The fund takes precautions to ensure that telephone or online transactions are genuine, including recording the transactions, testing shareholder identity, and sending written confirmations to shareholders of record. The fund and its service providers are not liable for acting upon instructions that are communicated by telephone or computer that they believe to be genuine if these procedures are followed.

CONFIRMATIONS

After any transaction, you will receive written confirmation including the per-share price and the dollar amount and number of shares bought or redeemed.

PURCHASES AND REDEMPTIONS THROUGH BROKER/DEALERS

You may buy or sell fund shares through financial intermediaries such as broker/dealers or banks, who may charge you a fee or have different account minimums, which are not applicable if you buy or sell shares directly with the fund.

ADDITIONAL INVESTOR SERVICES

ONLINE SERVICES

If you are a shareholder, you may use our website to access your account information 24 hours a day from your personal computer. Our website allows you to view account history, account balances, as well as make purchases and exchanges among your existing accounts. Please visit us online at www.usfunds.com.

RETIREMENT SERVICES

The fund is offered through a range of qualified retirement plans, including IRAs, SEPs, and 403(b) plans sponsored by the Adviser. You will be charged an annual custodial fee as follows:

         Regular IRA                                 $10
         Roth IRA                                    $10
         Education IRA                               $10
         SEP IRA                                     $15
         SIMPLE IRA                                  $15
         403(b)plan                                  $15


These fees will be deducted from each fund in an account unless payment has been received.

The fund offers many other services, such as payroll deductions, custodial accounts, and systematic withdrawals.

Please call 1-800-US-FUNDS for more information.

DISTRIBUTIONS AND TAXES

Unless you elect to have your distributions in cash, they will automatically be reinvested in fund shares. The fund generally pays income dividends and distributes capital gains, if any, annually. You should consult your tax adviser regarding the particular tax consequences of your investment in the fund.

TAXES TO YOU

You will generally owe taxes on amounts distributed to you by the fund, whether you reinvest the distributions in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the fund for more than a year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have held fund shares. Distributions from other sources generally are taxed as ordinary income.

Each year the fund will send you a statement that will detail the tax status of distributions made to you for that year.

If you redeem fund shares that have gone up in value, you will have a taxable gain when you redeem. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain upon exchange if the shares redeemed have gone up in value.

FINANCIAL HIGHLIGHTS


This table is intended to help you understand the fund's financial performance for the past five years. Some of the information reflects financial results for a single fund share. The total returns represent the rate at which an investor would have earned (or lost) money on an investment in the fund. It assumes that all dividends and capital gains have been reinvested.

Ernst & Young LLP, independent auditors, has audited this information for the fiscal years ended October 31, 2001, 2000 and 1999, and their report and the fund's financial statements are included in the annual report, which is available by request. Another accounting firm has audited this information for the fiscal periods ended October 31, 1998 and 1997, and September 30, 1997.

                                                            YEAR ENDED                   PERIOD ENDED   YEAR ENDED
                                                            OCTOBER 31,                   OCTOBER 31,  SEPTEMBER 30,
                                               -----------------------------------        -----------  -------------
                                               2001       2000       1999       1998         1997*         1997
                                              ------     ------     ------     ------       ------        ------
Net asset value, beginning of period          $29.01     $25.17     $16.18     $19.68       $21.86        $17.15

Income from investment operations
     Net investment loss                       (0.13)     (0.38)     (0.30)     (0.23)      (0.03)        (0.21)
     Net realized and unrealized gains
        (losses) on securities                 (9.48)      7.97       9.87       0.44       (2.15)         5.09
                                              ------     ------     ------     ------       ------        ------
        Total from investment operations       (9.61)      7.59       9.57       0.21       (2.18)         4.88
                                              ------     ------     ------     ------       ------        ------
Less distributions
     From net investment income               ---        ---        ---        ---           ---            ---
     From capital gains                       ---         (3.75)     (0.58)     (3.71)       ---          (0.17)
     In excess of capital gains                (6.48)      ---        ---       ---          ---            ---
                                              ------     ------     ------     ------       ------        ------
        Total distributions                    (6.48)     (3.75)     (0.58)     (3.71)       ---          (0.17)
                                              ------     ------     ------     ------       ------        ------

Net asset value, end of period                $12.92     $29.01     $25.17     $16.18       $19.68        $21.86
                                              ======     ======     ======     ======       ======        ======

Total return (excluding account fees) (a)     (40.55)%    32.81%     60.85%      0.80%      (9.97)%       28.67%

Ratios/supplemental data (b)
     Net assets, end of period (in
        thousands)                            $100,491  $212,281   $133,949    $87,751     $104,643     $117,891
     Ratio of expenses to average net
        assets                                   1.77%     1.55%      1.77%      1.85%        1.72%        1.77%
     Ratio of expenses after fee
        reimbursements and expense
        reductions                               1.77%     1.54%      1.77%      1.84%        1.72%        1.77%
     Ratio of net loss to average net
        assets                                 (0.73)%   (1.10)%    (1.41)%    (1.19)%      (1.43)%      (1.18)%
     Portfolio turnover rate                      338%      283%       197%       190%          52%         239%


* For the month ended October 31, 1997.

(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses. Such amounts would increase the net investment loss ratio had such reductions not occurred.

FUNDS IN THE U.S. GLOBAL FAMILY OF FUNDS

Investing involves balancing potential rewards against potential risks. To achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global family of funds. This guide may help you decide if a fund is suitable for your investment goals. This illustration is for comparative purposes and is intended to describe general characteristics. It does not represent past or future performance.

HIGH REWARD - HIGH RISK    China Region Opportunity Fund
                           Regent Eastern European Fund
                           Gold Shares Fund
                           World Gold Fund
                           Global Resources Fund
                           BONNEL GROWTH FUND

MODERATE REWARD -          All American Equity Fund
MODERATE RISK              MegaTrends Fund
                           Tax Free Fund
                           Near-Term Tax Free Fund

LOW REWARD - LOW RISK      U.S. Government Securities Savings Fund
                           U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call 1-800-US-FUNDS.

OTHER FUND SERVICES

The fund offers additional services to meet the unique needs of our investors, including:

      >>  Payroll deduction plans, including military allotments.

      >>  Custodial accounts for minors.

      >>  Systematic withdrawal plans.

      >> Retirement plans such as IRA, SEP/IRA, Roth IRA, Education IRA, SIMPLE IRA, and 403(b)(7) plans.

This page is not a part of the prospectus.

BONNEL GROWTH FUND, A SERIES OF U.S. GLOBAL ACCOLADE FUNDS

More information on this fund is available at no charge, upon request.

ANNUAL/SEMI-ANNUAL REPORT

These reports describe the fund's performance, list holdings, and describe recent market conditions, fund investment strategies, and other factors that had a significant impact on the fund's performance during the last fiscal year. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More information about this fund, its investment strategies, and related risks is provided in the SAI. There can be no guarantee that the fund will achieve its objective. The current SAI is on file with the SEC and is legally considered a part of this prospectus.

TO REQUEST INFORMATION:

By Phone                   1-800-873-8637

By Mail                    BONNEL GROWTH FUND
                           P.O. Box 781234
                           San Antonio, TX 78278-1234

By Internet                http://www.usfunds.com

The SEC also maintains the EDGAR database on its website at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference and other information that the fund files electronically with the SEC. You may also visit the SEC's Public Reference Room in Washington, DC (1-202-942-8090), or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102, or by e-mail to publicinfo@sec.gov.


                               BONNEL GROWTH FUND
                  SEC Investment Company Act File No. 811-7662

 ................................................................................

                           U.S. GLOBAL ACCOLADE FUNDS

                                 MEGATRENDS FUND

                                   PROSPECTUS
                                FEBRUARY 28, 2002

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              [GRAPHIC:] USGI LOGO

                                    CONTENTS

RISK/RETURN SUMMARY .......................................................1

PERFORMANCE ...............................................................3

FEES AND EXPENSES .........................................................4

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS .........................5

FUND MANAGEMENT ...........................................................7

HOW TO BUY SHARES .........................................................9

HOW TO SELL (REDEEM) SHARES ..............................................12

HOW TO EXCHANGE SHARES ...................................................13

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS ....................14

OTHER INFORMATION ABOUT YOUR ACCOUNT .....................................16

ADDITIONAL INVESTOR SERVICES .............................................17

DISTRIBUTIONS AND TAXES ..................................................18

FINANCIAL HIGHLIGHTS .....................................................19

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVES

The MegaTrends Fund seeks long-term capital appreciation consistent with the preservation of capital. Earning current income from dividends, interest, and short-term capital gains is a secondary objective.

The fund is a series of U.S. Global Accolade Funds (trust). The sub-adviser for the fund is Money Growth Institute, Inc. (Sub-Adviser).

MAIN INVESTMENT STRATEGIES

The fund has a flexible investment strategy. The fund may invest any portion of its assets in the following three asset classes: stocks, bonds, or money market instruments. Currently, the fund's portfolio holds primarily stocks in order to pursue growth potential.

The Sub-Adviser balances the fund's investments in stocks, bonds, or money market instruments based on its analysis of major economic themes. The Sub-Adviser performs statistical analysis of monetary and economic trends and evaluates the financial markets to identify "megatrends" in the global economy. The Sub-Adviser's analysis primarily focuses on the potential for inflation or deflation and how these trends affect the risk potential in the stock and bond markets. The Sub-Adviser uses this analysis to allocate the fund's assets between stocks, bonds, and money market instruments. The Sub-Adviser may significantly overweight or underweight the fund's assets in one of these asset classes.

Historically, the Sub-Adviser has invested the fund's assets in a diversified portfolio consisting primarily of common stocks issued by U.S. companies. The Sub-Adviser uses a combination of growth- and value-style of stock selection. Value-investing places an emphasis on strong balance sheets, substantial free cash flow, and a record of rising dividends or a high dividend yield. In addition, the Sub-Adviser seeks growth at a reasonable price by looking at a company's projected growth rate compared to its price to earnings ratio. The Sub-Adviser currently intends to remain primarily invested in stocks unless the Sub-Adviser's analysis causes it to determine that all or a portion of the fund's assets should be shifted to either bonds or money market instruments.

MAIN RISKS

The fund is designed for long-term investors and is not a complete investment program. You may lose money by investing in the fund.

Market Risk

The fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the fund, and you could lose money.

From time to time, the fund may invest all or a portion of its assets in bonds. The value of bonds may fluctuate based on changes in the level of interest rates. The value of bonds generally goes up when interest rates decline and goes down when interest rates rise. Bonds also are subject to credit risk.

Growth Stock Risk

Because of their perceived growth potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities. If the fund's growth stocks do not produce the predicted earnings growth, their share price may drop, and the fund's net asset value may decline.

Value Risk

The determination that a stock is undervalued is subjective. The market may not agree and the stock's price may not rise to what the Sub-Adviser believes is its full value. It may even decrease in value. Value stocks may also become unpopular.

Small Company Risk

The fund may invest in smaller companies. Investment in smaller companies involves greater risk than investment in larger, more established companies. The stocks of small- and medium-size companies often fluctuate in price to a greater degree than stocks of larger, more mature companies. Smaller companies may have more limited financial resources, fewer product lines, and less liquid trading markets for their stock.

Portfolio Management

The skill of the Sub-Adviser will play a significant role in the fund's ability to achieve its investment objectives. The fund's investment results depend on the ability of the Sub-Adviser to correctly identify economic "megatrends," especially with regard to accurately forecasting inflationary and deflationary periods. In addition, the fund's investment results depend on the Sub-Adviser's ability to shift the fund's assets into the asset classes at the times and in the amounts that will benefit the fund's performance. Historical evidence indicates that accurately balancing asset classes based on major economic themes has been an extremely difficult investment strategy to implement on a consistent basis. While the Sub-Adviser has substantial experience in applying balancing techniques, there is no assurance that the Sub-Adviser will correctly anticipate relative asset class performance in the future on a consistent basis.

The fund may invest a significant portion of its assets in issuers conducting business in the precious metals sector. In addition to other business activity, these companies may mine, explore, process, or deal in precious metals. As such, the fund may be vulnerable to risks specific to the precious metals sector and companies in that sector. These companies may be significantly affected by the level and volatility of supplies and prices of precious metals. Additionally, these companies may be adversely affected by governmental regulations, environmental damage, and depletion of resources.

PERFORMANCE

The following bar chart and table show the variability of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart below shows changes in the fund's performance from year to year.

ANNUAL TOTAL RETURNS (AS OF DECEMBER 31 EACH YEAR)


[GRAPHIC: Bar chart plotted from data in table below]

     ANNUAL TOTAL RETURNS (AS OF DECEMBER 31 EACH YEAR)

     1992 .......   6.21%
     1993 .......   2.87%
     1994 .......  -3.08%
     1995 .......  24.22%
     1996 .......  15.39%
     1997 .......  15.59%
     1998 .......   2.28%
     1999 .......  17.24%
     2000 .......  16.71%
     2001 ....... -12.69%

     Best quarter shown in the bar chart above:   14.43% in fourth quarter 2001

     Worst quarter shown in the bar chart above: -22.82% in third quarter 2001

The table below compares the fund's average annual returns for the past one- , five-, and 10- year periods, as well as for the life of the fund, to those of unmanaged indexes.

     AVERAGE ANNUAL TOTAL RETURNS
     (FOR THE PERIODS ENDING
     DECEMBER 31, 2001)             1 YEAR            5 YEARS           10 YEARS

     MegaTrends Fund
       Return Before Taxes          (12.69)%           7.15%              7.92%

       Return After Taxes on
       Distributions                (14.01)%           4.23%              5.51%

       Return After Taxes on
       Distributions and Sale
       Of Fund Shares                (6.46)%           5.22%              5.80%

     S&P 500 Index*                 (11.88)%          10.69%             12.91%
     Lipper Flexible Portfolio
       Funds Index**                 (7.21)%           6.88%              8.59%

     * The S&P 500 Stock Index is a widely recognized index of common stock prices of U.S. companies. The returns for the S&P 500 Index reflect no deduction for fees, expenses or taxes.

     ** The Lipper Flexible Portfolio Funds Index includes funds that allocate investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return. The Lipper Portfolio Funds Index reflects no deduction for taxes.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Past performance, before and after taxes, does not guarantee future results.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES - DIRECT FEES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund. If you sell shares and request your money by wire transfer, there is a $10 fee. Your bank may also charge a fee for receiving wires.

     Maximum sales charge (load) imposed on purchases                 None
     Account closing fee*                                              $10
     Administrative exchange fee                                       $ 5
     Small account fee**                                               $24
     Short-term trader's fee (If shares are exchanged or
        redeemed in less than 30 days )***                           0.25%

     *   Does not apply to exchanges

     ** $6.00 per quarter. (See "Account Minimum" section for exemptions and other pertinent information).

     *** Percentage of value of shares redeemed or exchanged. The fund reserves the right to waive these fees for certain retirement plans.

ANNUAL FUND OPERATING EXPENSES - INDIRECT FEES

Fund operating expenses are paid out of the fund's assets and are reflected in the fund's share price and dividends. These costs are paid indirectly by shareholders. "Other Expenses" include fund expenses such as custodian, accounting, and transfer agent fees.

The figures below show operating expenses as a percentage of the fund's net assets during the fiscal year ended October 31, 2001.

     Management fees                                                 1.00%
     Distribution (12b-1) fees                                       0.22%
     Other expenses                                                  1.15%
     Total annual fund operating expenses                            2.37%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This hypothetical example is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. The example assumes that:

     >>   You invest $10,000.

     >>   Your investment has a 5% annual return. *

     >>   The fund's operating expenses and returns remain the same. *

     >>   All dividends and distributions are reinvested.

You would pay the following expenses if you redeemed all of your shares at the end of the periods shown:

     1 YEAR           3 YEARS               5 YEARS               10 YEARS

     $250             $749                  $1,275                $2,716

You would pay the following expenses if you did not redeem your shares:

     1 YEAR           3 YEARS               5 YEARS               10 YEARS

     $240             $739                  $1,265                $2,706

     * Actual annual returns and fund operating expenses may be greater or less than those provided for in the assumptions.

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section takes a closer look at the fund's principal investment strategies and certain risks of investing in the fund.

PRINCIPAL INVESTMENT STRATEGIES

The fund may invest any portion of its assets in the following three asset classes:

STOCKS: Securities that represent shares of ownership in a company and usually carry voting rights and earn dividends, including common stocks, preferred stocks, and securities convertible into common stocks.

BONDS: Securities representing money borrowed that must be repaid later. Bonds have specific maturities and usually a specific rate of interest or an original purchase discount. Bonds include U.S. Government obligations and corporate debt.

MONEY MARKET INSTRUMENTS: Short-term debt obligations of governments and corporations.

The fund's assets are invested primarily based on the Sub-Adviser's statistical analysis of monetary and economic trends, and evaluation of the financial markets, which assist the Sub-Adviser in identifying major economic themes, otherwise known as "megatrends." The Sub-Adviser's analysis is based primarily on evaluating inflationary and deflationary pressures in the economy.

INVESTMENT PROCESS

The Sub-Adviser for the fund is Money Growth Institute, Inc. The Sub-Adviser's investment process is based primarily on portfolio balancing techniques developed by Dr. Stephen Leeb, President, and controlling shareholder of the Sub- Adviser, and his staff. The Sub-Adviser has developed models over the years to assist it in assessing economic "megatrends" and the resulting relative risk potential in the stock and bond markets. These models emphasize general economic and monetary factors and, to a lesser extent, trends in the stock and bond markets themselves.

When the Sub-Adviser's analysis supports the fund's investment in stocks, the Sub-Adviser selects stocks by utilizing a combination of growth and value style of investing. In addition, the fund generally will invest in large companies that are dominant in their industry, have quality management, and display strong, stable financial health. The common stocks of such companies generally are traded on major stock exchanges and have a high degree of liquidity. The Sub-Adviser may also invest in smaller companies with market capitalizations of less than $300 million at the time of purchase. While the fund is diversified, the Sub-Adviser may invest a significant portion of the fund's assets in the stock of a single company. As a result, a single security's increase or decrease in value may have a greater impact on the fund's share price and total return.

The Sub-Adviser may invest all or a portion of the fund's assets in bonds or money market instruments when it believes that such securities provide the potential for better investment performance and a higher level of safety than stocks. The Sub-Adviser has developed models that assist it in assessing risk in the bond markets and interest rate trends. The maturities of the bonds in the fund's portfolio will be based in large measure on both the Sub-Adviser's perception of general risk levels in the bond market versus the stock market and the Sub-Adviser's perception of the future trend and term structure of interest rates.

GENERAL PORTFOLIO POLICIES

PRINCIPAL TYPES OF INVESTMENTS, AND RELATED RISKS

Because the fund may invest substantially all of its assets in common stocks of U.S. companies, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business, and economic conditions. If this occurs, the fund's share price may also decrease.

OTHER TYPES OF INVESTMENTS, RELATED RISKS, AND CONSIDERATIONS

While not principal strategies, the fund may lend portfolio securities, may invest in foreign securities and convertible securities, may hold temporary investments such as repurchase agreements, and may invest in illiquid securities. In addition, the fund may invest in zero-coupon bonds, real estate investment trusts (REITs), and when-issued or delayed-delivery securities. The risks of these types of instruments and strategies are described below and in the Statement of Additional Information.

For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. Government securities, short-term indebtedness, money market instruments, or other high-grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency, or repurchase agreements. When the fund is in a defensive investment position, it may not achieve its investment objective.

The Sub-Adviser may sell the fund's portfolio securities without regard to holding periods if such transactions are in the best interests of the fund. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs and may result in taxable capital gains. Tax and transaction costs lower the fund's affective return for investors. The fund's historical portfolio turnover rates are noted under Financial Highlights.

FUND MANAGEMENT

INVESTMENT ADVISER

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, (Adviser) furnishes investment advice and manages the fund's business affairs. The Adviser was organized in 1968 and serves as investment adviser to U.S. Global Investors Funds, a family of mutual funds with approximately $1.2 billion in assets. For the fiscal year ended October 31, 2001, the Adviser was paid a fee of 1.00% of average net assets in the fund.

SUB-ADVISER

The Adviser has retained Leeb Capital Management, Inc., 500 5th Avenue, Suite 3120, New York, New York 10110, to serve as the Sub-Adviser for the fund. Money Growth Institute, Inc. has been the Sub-Adviser for the fund since November 18, 1996. The Sub-Adviser manages the composition of the portfolio and is responsible for day-to-day investment management of the fund. In consideration for investment management services rendered to the fund, the Adviser shares the management fee (net of all expense reimbursements and waivers, if any) with the Sub-Adviser. The fund is not responsible for paying any portion of the Sub-Adviser's fees.

Adviser and Sub-Adviser investment personnel may invest in securities for their own accounts according to codes of ethics that establish procedures for personal investing and restrict certain transactions.

PORTFOLIO MANAGER

Dr. Stephen Leeb is the fund's portfolio manager. Dr. Leeb has been engaged in the business of providing investment advisory and portfolio management services since the late 1970s. Dr. Leeb is the editor of Personal Finance, one of the most widely read financial newsletters, and The Big Picture, a well-known market timing newsletter. In addition, Dr. Leeb is the author of the acclaimed books, Defying the Market, Getting in on the Ground Floor, Market Timing for the Nineties, and The Agile Investor. Dr. Leeb holds a Bachelor's Degree in Economics from The Wharton School of Business at the University of Pennsylvania. He also received an M.A. in Psychology and Math and a Ph.D. in Psychology from the University of Illinois. Dr. Leeb has been quoted in numerous financial publications, and he has appeared on Wall Street Week, Nightly Business Report, CNN, and CNBC.

DISTRIBUTION PLAN

The fund has adopted a 12b-1 plan that allows the fund to pay the Adviser and its affiliates for shareholder services and promotional expenses. Because this fee is continually paid out of the fund's assets, over time it will increase the cost of your investment and may potentially cost you more than other types of sales charges. For the fiscal year ended October 31, 2001, fees paid by the fund under this plan were 0.22% of fund net assets.

HOW TO BUY SHARES

MINIMUMS
                                            INITIAL               SUBSEQUENT
                                            INVESTMENT            INVESTMENT

Regular account                             $5,000                $ 50
ABC Investment Plan(R)                      $1,000                $100
Custodial accounts for minors               $1,000                $ 50
Retirement account                          None                  None

Minimum investments may be waived at the discretion of the officers of the trust.

SEND NEW ACCOUNT APPLICATIONS TO

         Shareholder Services
         U.S. Global Investors, Inc.
         P.O. Box 781234
         San Antonio, TX 78278-1234

BY MAIL

    >>  Read this prospectus.

    >>  Fill out the application if you are opening a new account.

    >> Make the check payable to the MEGATRENDS FUND for the amount you want to invest.

    >>  Send the completed application and a check in the envelope provided.

    >> To add to an existing account, be sure to include your account number on your check and mail it with the investment slip found on your confirmation statement.


ONLINE PURCHASE OF SHARES


    >> You can visit our website, www.usfunds.com, to add to your investment portfolio from your bank account. See our website or call 1-800-US-FUNDS for more information. Online purchases may not exceed $50,000.


    >> If you are opening a new account, you may fill out the online purchase section of the application. For existing accounts, please request and complete the Online Purchase application which may be downloaded from our website at www.usfunds.com.

    >> For new accounts, send in your application to U.S. Global along with your initial purchase.

    >> Once your online purchase privilege is established, you may go to the Account Access section of our website at www.usfunds.com.

    >> U.S. Global Accolade Funds automatically withdraws monies from your bank account to settle your transaction.

    >> Shares purchased online are not available until the tenth business day after the purchase or when your ACH clears, if later.


BY PHONE

    >> We automatically grant all shareholders telephone exchange privileges unless you decline them explicitly in writing.

    >> If you already have a U.S. GLOBAL fund account, you may purchase additional shares by telephone order.

    >>  You must pay for them within seven business days.

    >> Telephone purchases are not available for U.S. Global retirement accounts.

    >> Telephone purchase orders may not exceed ten times the value of the collected balance of all like-registered accounts on the date the order is placed.

BY WIRE

    >> Call 1-800-US-FUNDS for current wire instructions and a confirmation number.

BY ABC INVESTMENT PLAN(R)

    >> To purchase more shares automatically each month, fill out the ABC Investment Plan(R) form.

    >> U.S. GLOBAL automatically withdraws monies from your bank account monthly.

    >>  See details on the application.

IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

Your check must be made payable to the MEGATRENDS FUND.

You may not purchase shares by credit card or third-party checks.

You may not exchange shares purchased by telephone until the fund has received and accepted payment and has posted it to your account.

Checks drawn on foreign banks will not be invested until the collection process is complete.

The fund will cancel unpaid telephone orders and you will be responsible for any decline in price of the shares that may be collected from shares of any affiliated funds you own.

If a check or ACH investment is returned unpaid due to nonsufficient funds, stop payment, or other reasons, the fund will charge you $20, and you will be responsible for any loss incurred by the fund. To recover any such loss or charge, the fund reserves the right to redeem shares of any affiliated funds you own, and you could be prohibited from placing further orders unless full payment by wire or cashier's check accompanies the investment request.

Any expenses charged to the fund for collection procedures will be deducted from the amount invested.

EFFECTIVE TIME FOR PURCHASE OR REDEMPTION ORDERS

Purchases of shares in the fund require payment by check or wire at the time the order is received except for telephone purchases, which require payment within seven business days after the order is received and accepted.

If you purchase shares by check, you can sell (redeem) those shares beginning ten business days after your check is received by Shareholder Services--you can exchange into other U.S. Global funds at any time. The fund reserves the right to refuse to honor redemptions if your check has not cleared. Redemptions or exchanges out of a fund may be subject to a trader's fee. See Fees and Expenses for details.

Orders to purchase shares received after the close of the New York Stock Exchange (NYSE), (typically, 4:00 p.m. Eastern time), will not become effective until the next business day.

An order to establish a new account and purchase shares of the fund will become effective, if accepted, at the time the fund next determines its net asset value
(NAV) per share after the fund's transfer agent has received:

    >>  a completed and signed application, and

    >>  a check or wire transfer for the full amount.

If you already have a MEGATRENDS FUND account, your order to purchase shares, if accepted, will become effective at the time the fund next determines NAV after the transfer agent receives your written request or telephone order.

In all cases, the shares purchased will be priced at the NAV per share next determined after the time of effectiveness.

All purchases of shares are subject to acceptance by the fund and are not binding until accepted.

HOW TO SELL (REDEEM) SHARES

    >> Send a written request showing your account number and the dollar amount or number of shares you are redeeming to the address shown under "How to Buy Shares."

    >> Each registered shareholder must sign your request, with the signature(s) appearing exactly as it does on your account registration.

    >>  Redemptions of more than $15,000 require a signature guarantee.

    >> A signature guarantee may be required in other situations. See "Signature Guarantee/Other Documentation."

    >> If you have an identically registered account in a U.S. Global Investors money market fund with checkwriting privileges, you may call the fund and direct an exchange of your MegaTrends Fund shares into your existing money market fund account. You may then write a check against your money market fund account.

    >> Telephone redemptions are not available for equity funds or shares held in retirement accounts by the fund.

    >> The fund may pay for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash. The fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less.

    IMPORTANT NOTES ABOUT REDEEMING YOUR SHARES

    >> Generally, we will send payment for your redeemed shares to you within two business days after your redemption request has been received and accepted by the fund.

    >> You may receive payment for redeemed shares via wire. To elect these services, send the fund a written request giving your bank information with signature guarantee for all registered owners. See Signature Guarantee/Other Documentation.

    >> You will be charged $10 for a wire transfer. International wire charges will be higher.

    >> We will usually send a wire transfer the next business day after receipt of your order.

    >> Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to ten business days from the purchase date.

    >> To protect shareholders from the expense burden of excessive trading, the fund charges 0.25% of the value of shares redeemed or exchanged when the shares are held less than 30 days .

    >> Upon closing your account, you will be charged a $10 account closing fee.

HOW TO EXCHANGE SHARES

When exchanging shares into other funds in the U.S. Global Investors family of funds:

    >> Each account must be registered identically; each must have the same signatures and addresses.

    >> You will be charged $5 by the transfer agent for each exchange out of any fund account.

    >> Retirement accounts administered by the Adviser or its agents may exchange up to three times per calendar quarter at no charge. (Short-term trading fee may apply.)

    >> You may exchange shares using the automated telephone system, speaking to an investment representative, using our website, www.usfunds.com, or by mail. Certain restrictions apply. Please call 1-800-US-FUNDS for more details.

    >> Exchanges made on our website, www.usfunds.com, must be between your existing accounts.

    >> You are responsible for obtaining and reading the prospectus for the fund into which you are exchanging.

    >> Exchanges result in the sale of one fund's shares and the purchase of another fund's shares, which is usually a taxable event to you.

    >> Exchanges into any new fund are subject to that fund's initial and subsequent investment minimums.

    >> Exchanges out of the fund of shares held less than one month are subject to the short-term trading fee equal to 0.25% of the value of shares exchanged.

    >> An exchange order is effective when the exchange request is received by the funds, except that exchanges into and out of the Gold Shares and/or World Gold Funds are not permitted after the earlier of 3:00 p.m. Eastern time or the close of the NYSE, after which the exchange order will be effective on the next business day.

    >> Exchanges may be delayed until such time as the proceeds from the sale of the fund out of which you wish to exchange are available to the fund, which could take up to seven days. In general, the fund expects to exercise this right to delay the effectiveness of the purchase only on exchanges of $50,000 or more. If your purchase will be delayed, you will be notified immediately.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

THE FUND RESERVES THE FOLLOWING RIGHTS

    >> To modify or eliminate any special purchase or redemption services or privileges.

    >> To hold redemption proceeds for up to ten business days, or longer if permitted by the SEC.

    >>  To waive investment minimums or account minimum fees.

    >>  To refuse any application, investment, or exchange.

    >>  To require a signature guarantee or any other documentation.

    >> To freeze any account and suspend account services when notice is received that there is a dispute between registered or beneficial owners or there is reason to believe a fraudulent transaction may occur.

ACCOUNT MINIMUMS

Minimum-Balance Fee. If, for any reason, your account balance is below $5,000 on the last business day of the calendar quarter, a minimum-balance fee of $6 will be deducted from your account.

The funds reserve the right to close your account and send you the proceeds if your balance drops below $5,000 anytime during the quarter for any reason. You will receive, however, a 30-day written notice before the fund takes any redemption action. During that time, you may buy more shares to bring your account above the minimum. If you do not, the fund may sell your shares at the net asset value on the day the account is closed, and the minimum-balance fee will be deducted from the proceeds.

Minimum-balance fees and involuntary redemptions do not apply to:

    >> Shareholders whose combined fund assets in the U.S. Global complex equal $25,000 or more on the day the fee is assessed. Total assets are determined by aggregating accounts registered under the same social security number or taxpayer identification number.

    >>  ABC Investment Plan(R)accounts.

    >>  Retirement accounts.

    >>  Custodial accounts for minors.

NET ASSET VALUE (NAV) CALCULATION

The price at which you buy, sell, or exchange fund shares is the NAV. The NAV of the fund is calculated at the close of regular trading of the NYSE, which is usually 4:00 p.m. Eastern time, each day that the NYSE is open. NAV is determined by adding the value of the fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding. On any day on which a fund is open but the NYSE is closed, the NAV of such fund is determined as of 4:00 p.m. Eastern Time.

For a purchase, redemption, or exchange of fund shares, your price is the NAV next calculated after your request is received in good order and accepted by the fund, its agent, or designee. To receive a specific day's price, your request must be received before the close of the NYSE on that day. (Note: for exchanges out of the Gold Shares and/or World Gold Funds, your request must be received before 3:00 p.m. Eastern time.)

When the fund calculates NAV, it values the securities it holds at market value. When market quotes are not available or do not fairly represent market value, or if a security's value has been materially affected by events occurring after the close of a foreign market on which the security principally trades, the securities may be valued at fair value. Fair value will be determined in good faith using consistently applied procedures that have been approved by the trustees. Money market instruments maturing within 60 days may be valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers at 12:00 noon Eastern time each day.

The fund may invest in portfolio securities that are primarily listed on foreign exchanges or other markets that trade on weekends and other days when the fund does not price its shares. As a result, the NAV of the fund may change on days when you will not be able to purchase or redeem shares.

SIGNATURE GUARANTEE/OTHER DOCUMENTATION

The fund requires signature guarantees to protect you and the fund from attempted fraudulent requests for redeemed shares. Your redemption request must therefore be in writing and accompanied by a signature guarantee if:

    >>  Your redemption request exceeds $15,000.

    >> You request that payment be made to a name other than the one on your account registration.

    >> You request that payment be mailed to an address other than the one of record with the fund.

    >>  You change or add information relating to your designated bank.

    >>  You have changed your address of record within the last 30 days.

You may obtain a signature guarantee from most banks, credit unions, broker/dealers, savings and loans, and other eligible institutions. You cannot obtain a signature guarantee from a notary public.

The guarantor must use a stamp "SIGNATURE GUARANTEED" and the name of the financial institution. An officer of the institution must sign the guarantee. If residing outside the United States, a Consular's seal will be accepted in lieu of a signature guarantee. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments, e.g., legal officers and adjutants.

The signature guarantee must appear together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request. Each signature must have a signature guarantee stamp.

Additional documents are required for redemptions by corporations, executors, administrators, trustees, and guardians. For instructions call 1-800-US-FUNDS.

BUSINESS DAYS

You may purchase, redeem or exchange shares of the fund on any day the fund is open for business. The fund is open for business on every day the NYSE is open for business. In addition, the fund reserves the right to be open for business on days the NYSE is closed.

OTHER INFORMATION ABOUT YOUR ACCOUNT

The fund takes precautions to ensure that telephone or online transactions are genuine, including recording the transactions, testing shareholder identity, and sending written confirmations to shareholders of record. The fund and its service providers are not liable for acting upon instructions, communicated by telephone or computer, that they believe to be genuine if these procedures are followed.

CONFIRMATIONS

After any transaction, you will receive written confirmation including the per-share price and the dollar amount and number of shares bought or redeemed.

PURCHASES AND REDEMPTIONS THROUGH BROKER/DEALERS

You may buy or sell fund shares through financial intermediaries such as broker/dealers or banks, who may charge you a fee or have different account minimums, which are not applicable if you buy or sell shares directly from the fund.

ADDITIONAL INVESTOR SERVICES

ONLINE SERVICES

If you are a shareholder, you may use our website to access your account information 24 hours a day from your personal computer. Our website allows you to view account history, account balances, as well as make purchases and exchanges among your existing accounts. Please visit us online at www.usfunds.com.

RETIREMENT SERVICES

The fund is offered through a range of qualified retirement plans, including IRAs, SEPs, and 403(b) plans sponsored by the Adviser. You will be charged an annual custodial fee as follows:

         Regular IRA                                 $10
         Roth IRA                                    $10
         Education IRA                               $10
         SEP IRA                                     $15
         SIMPLE IRA                                  $15
         403(b)                                      $15

The trust company will deduct these fees from each fund in an account unless payment has been received.

The fund offers many other services, such as payroll deductions, custodial accounts, and systematic withdrawals.

Please call 1-800-US-FUNDS for more information.

DISTRIBUTIONS AND TAXES

Unless you elect to have your distributions in cash, they will automatically be reinvested in fund shares. The fund generally pays income dividends and distributes capital gains, if any, annually. You should consult your tax adviser regarding the particular tax consequences of your investment in the fund.

TAXES TO YOU

You will generally owe taxes on amounts distributed to you by the fund, whether you reinvest the distributions in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the fund for more than a year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have held fund shares. Distributions from other sources generally are taxed as ordinary income.

Each year the fund will send you a statement that will detail the tax status of distributions made to you for that year.

If you redeem fund shares that have gone up in value, you will have a taxable gain when you redeem. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain upon exchange if the shares redeemed have gone up in value.

FINANCIAL HIGHLIGHTS

This table is intended to help you understand the fund's financial performance for the past five years. Some of the information reflects financial results for a single fund share. Total returns represent the rate at which an investor would have earned (or lost) money on an investment in the fund. It assumes that all dividends and capital gains have been reinvested.

Ernst & Young LLP, independent auditors, has audited this information for the fiscal years ended October 30, 2001, 2000 and 1999, and their report and the fund's financial statements are included in the annual report, which is available by request. Other accounting firms have audited this information for the fiscal periods ended October 31, 1998 and 1997, and June 30, 1997.

                                                              YEAR ENDED                   PERIOD ENDED   YEAR ENDED
                                                              OCTOBER 31,                   OCTOBER 31,    JUNE 30,
                                               --------------------------------------       -----------    --------
                                                 2001      2000      1999       1998           1997*          1997
                                               -------   -------   -------    -------         -------       -------
Net asset value, beginning of period            $12.37    $10.76    $11.35     $13.90         $13.45         $11.27

Income from investment operations
     Net investment income (loss)                (0.14)    (0.08)    (0.01)     (0.02)          0.01           0.01
     Net realized and unrealized gains
        (losses) on securities                   (1.83)     2.74      1.27      (0.51)          0.44           2.39
                                               -------   -------   -------    -------        -------        -------
        Total from investment operations         (1.97)     2.66      1.26      (0.53)          0.45           2.40
                                               -------   -------   -------    -------        -------        -------
Less distributions
     From net investment income                  --        --        --         --            --             (0.01)
     In excess of net investment income          --        --        --         (0.01)        --             --
     From capital gains                          (1.20)    (1.05)    (1.85)     (2.01)        --             (0.21)
                                               -------   -------   -------    -------        -------        -------
        Total distributions                      (1.20)    (1.05)    (1.85)     (2.02)        --             (0.22)
                                               -------   -------   -------    -------        -------        -------

Net asset value, end of period                   $9.20    $12.37    $10.76     $11.35         $13.90         $13.45
                                               =======   =======   =======    =======        =======        =======

Total return (excluding account fees) (a)     (17.40)%   27.17%    12.85%     (4.43)%          3.34%         20.72%

Ratios/supplemental data (b)
     Net assets, end of period (in
        thousands)                             $14,232   $17,776   $17,453    $20,740        $25,492        $25,160
     Ratio of expenses to average net
        assets                                   2.37%     2.32%     2.17%      2.06%          1.76%          1.97%
     Ratio of expenses after fee
        reimbursements and expense
        reductions                               2.37%     2.31%     2.17%      2.06%          1.76%          1.88%
     Ratio of net loss to average net
        assets                                 (1.25)%   (0.67)%   (0.05%)    (0.14)%          0.23%          0.09%
     Portfolio turnover rate                      109%      168%       76%        51%            13%            62%

*   For the four months ended October 31, 1997.

**  Effective November 18, 1996, the fund changed to a new investment manager.

(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses. Such amounts would decrease the net investment income ratio had such reductions not occurred.


FUNDS IN THE U.S. GLOBAL FAMILY OF FUNDS

Investing involves balancing potential rewards against potential risks. To achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global family of funds. This guide may help you decide if a fund is suitable for your investment goals. This illustration is for comparative purposes and is intended to describe general characteristics. It does not represent past or future performance.

High Reward - High Risk    China Region Opportunity Fund
                           Regent Eastern European Fund
                           Gold Shares Fund
                           World Gold Fund
                           Global Resources Fund
                           Bonnel Growth Fund

Moderate Reward -          All American Equity Fund
Moderate Risk              MEGATRENDS FUND
                           Tax Free Fund
                           Near-Term Tax Free Fund

Low Reward - Low Risk      U.S. Government Securities Savings Fund
                           U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call 1-800-US-FUNDS.

Other Fund Services

The fund offers additional services to meet the unique needs of our investors, including:

    >>  Payroll deduction plans, including military allotments.

    >>  Custodial accounts for minors.

    >>  Systematic withdrawal plans.

    >> Retirement plans such as IRA, SEP/IRA, Roth IRA, Education IRA, SIMPLE IRA, and 403(b)(7) plans.

This page is not a part of the prospectus.

MEGATRENDS FUND, A SERIES OF U.S. GLOBAL ACCOLADE FUNDS

More information on this fund is available at no charge, upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. These reports describe the fund's performance, list holdings, and describe recent market conditions, fund investment strategies, and other factors that had a significant impact on the fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More information about this fund, its investment strategies, and related risks is provided in the SAI. There can be no guarantee that the fund will achieve its objectives. The current SAI is on file with the SEC and is legally considered a part of this prospectus.

TO REQUEST INFORMATION

By Phone          1-800-873-8637

By Mail           MegaTrends Fund
                  P.O. Box 781234
                  San Antonio, TX 78278-1234

By Internet       http://www.usfunds.com

The SEC also maintains the EDGAR database on its website at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information that the fund files electronically with the SEC. You may also visit the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102, or by e-mail to publicinfo@sec.gov.

                                 MEGATRENDS FUND
                  SEC Investment Company Act File No. 811-7662

 ................................................................................
                           U.S. GLOBAL ACCOLADE FUNDS

                          REGENT EASTERN EUROPEAN FUND

                                   PROSPECTUS

                                FEBRUARY 28, 2002


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   [USGI LOGO]

                                    CONTENTS

RISK/RETURN SUMMARY .......................................................1

PERFORMANCE ...............................................................3

FEES AND EXPENSES .........................................................4

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS .........................5

FUND MANAGEMENT ..........................................................12

HOW TO BUY SHARES ........................................................14

HOW TO SELL (REDEEM) SHARES ..............................................17

HOW TO EXCHANGE SHARES ...................................................18

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS ....................20

OTHER INFORMATION ABOUT YOUR ACCOUNT .....................................22

ADDITIONAL INVESTOR SERVICES .............................................23

DISTRIBUTIONS AND TAXES ..................................................24

FINANCIAL HIGHLIGHTS .....................................................25

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Regent Eastern European Fund seeks long-term growth of capital.

The fund's trustees may change the objective without a shareholder vote upon a 30-day written notice. If there is a material change to the fund's objective or policies, you should consider whether the fund remains an appropriate investment for you.

The fund is a series of U.S. Global Accolade Funds (trust). The sub-adviser for the fund is Charlemagne Capital (Sub-Adviser).


MAIN INVESTMENT STRATEGIES

The fund is a diversified portfolio of the common stocks of companies located in the emerging markets of Eastern Europe. In general, Eastern European countries are in the early stages of industrial, economic, or capital market development. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European countries. Although the fund may invest in any Eastern European country, it currently focuses its investment in companies located in Russia, Poland, the Czech Republic, Hungary, Croatia, Slovenia and the Slovak Republic.

While the fund may invest in companies of any size and in any sector, it will emphasize companies that are large capitalization companies relative to the size of their local markets and generally have local brand name recognition in their industry. The fund may also, from time-to-time, invest a significant amount of its total assets in certain sectors such as oil and gas, financial services, technology, etc.


MAIN RISKS

The fund is designed for long-term investors who can accept the special risks of investing in Eastern European countries that are not typically associated with investing in more established economies or securities markets. You should carefully consider your ability to assume these risks before making an investment in the fund. An investment in shares of the fund is not a complete investment program. The fund is speculative and is not appropriate for all investors. You may lose money by investing in the fund.

Market Risk

The fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the fund, and you could lose money.

Portfolio Management

The skill of the Sub-Adviser will play a significant role in its analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks, and other matters.

Foreign Securities/Emerging Markets

The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors including fluctuations in currency exchange rates; political, social, or economic instability; and less stringent accounting, disclosure, and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets, which includes those countries in which the fund primarily invests. Political and economic structures in Eastern European countries are in their infancy and developing rapidly, and such countries may lack the political, social, and economic stability characteristic of more developed countries. In addition, Eastern European securities markets are substantially smaller, less liquid, and significantly more volatile than securities markets in the U.S. or Western Europe. The fund's share price will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

While the Sub-Adviser's investment focus is on companies in Eastern Europe that are large-capitalization companies in their local markets, these companies may be small by the standards of U.S. or Western European stock market capitalization. The stocks of such companies often fluctuate in price to a greater degree than stocks of larger companies in more developed markets.

Geographic Concentration - Eastern Europe

The fund concentrates its investments in companies located in Eastern Europe. Because of this, companies in the fund's portfolio may react similarly to political, social, and economic developments in any of the Eastern European countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, the fund's share price. The fund's returns and share price may be more volatile than those of a less concentrated portfolio.

PERFORMANCE

The following bar chart and table show the variability of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart below shows changes in the fund's performance from year to year.


     [GRAPHIC: Bar chart plotted from data in table below]

     ANNUAL TOTAL RETURNS (AS OF DECEMBER 31 EACH YEAR)

     1998 .....  -25.31%
     1999 .....   29.70%
     2000 .....  -21.42%
     2001 .....   19.39%

     Best quarter shown in the bar chart above:   28.62% in fourth quarter 1999

     Worst quarter shown in the bar chart above: -26.00% in third quarter 1998

The table below compares the fund's average annual returns for the last year, as well as for the life of the fund, to those of unmanaged indexes.


     AVERAGE ANNUAL TOTAL RETURNS                                 SINCE
     (FOR THE PERIODS ENDING                                      INCEPTION
     DECEMBER 31, 2001)                          1 YEAR           3/31/97

     Regent Eastern European Fund

       Return Before Taxes                       19.39%             0.44%

       Return After Taxes on
       Distributions                             19.39%             0.40%

       Return After Taxes on
       Distributions and Sale
       Of Fund Shares                            11.81%             0.33%

     ING Barings Emerging Markets -
       Eastern European Index**                  2.48%            (8.22)%

     * The S&P 500 Index is a widely recognized index of common stock prices of U.S. Companies. The returns for the S&P 500 Index reflect no deduction for fees, expenses or taxes.

     ** The ING Barings Emerging Markets-Eastern European Index is comprised of individual companies representative of the Eastern European markets. The returns for the ING Barings Emerging Markets-Eastern European Index reflect no deduction for fees, expenses or taxes. These returns reflect simple appreciation only and do not show the effect of dividend reinvestment.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Past performance, before and after taxes, does not guarantee future results.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES -- DIRECT FEES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund. If you sell shares and request your money by wire transfer, there is a $10 fee. Your bank may also charge a fee for receiving wires.

     Maximum sales charge (load) imposed on purchases                None
     Account closing fee*                                             $10
     Administrative exchange fee                                      $ 5
     Short-term trader's fee (If shares are exchanged or
       redeemed in less than 180 days)**                            2.00%
     Small Account Fee***                                             $24

     *    Does not apply to exchanges

     ** Percentage of value of shares redeemed or exchanged. The fund reserves the right to waive these fees for certain retirement plans.

     *** $6.00 per quarter. (See "Account Minimum" section for exemptions and other pertinent information).

ANNUAL FUND OPERATING EXPENSES -- INDIRECT FEES

Fund operating expenses are paid out of the fund's assets and are reflected in the fund's share price and dividends. These costs are paid indirectly by shareholders. "Other Expenses" include fund expenses such as custodian, accounting, and transfer agent fees.

The figures below show operating expenses as a percentage of the fund's net assets during the fiscal year ended October 31, 2001.

     Management fees                             1.25%
     Distribution (12b-1) fees                   0.25%
     Other expenses                              4.93%
     Total annual fund operating expenses        6.43%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This hypothetical example is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. The example assumes that:

     >>   You invest $10,000.

     >> Your investment has a 5% annual return. *

     >> The fund's operating expenses and returns remain the same. *

     >> All dividends and distributions are reinvested.

You would pay the following expenses if you redeemed all of your shares at the end of the periods shown:


     1 YEAR          3 YEARS                5 YEARS                 10 YEARS

     $648            $1,898                 $3,112                  $5,998


You would pay the following expenses if you did not redeem your shares:

     1 YEAR          3 YEARS                5 YEARS                 10 YEARS

     $638            $1,888                 $3,102                  $5,988


* Actual annual returns and fund operating expenses may be greater or less than those provided for in the assumptions.

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section takes a closer look at the fund's principal investment strategies and certain risks of investing in the fund.

INVESTMENT PROCESS


The Sub-Adviser for the fund is Charlemagne Capital Limited. The Sub-Adviser uses a top down asset allocation model that attempts to identify the countries within the region that offer the most potential, with a stock selection model that attempts to select the companies within each country that meet the Sub-adviser's investment requirements. Although the Sub-Adviser's decision may be based on various factors, among the most important include the political and economic environment within each of the Eastern European countries. The Sub-Adviser then selects companies in each of those countries that it believes offer growth-oriented investment opportunities. In doing so, the Sub-Adviser considers such factors as the effect that the transition from a command economy to a market economy is likely to have on those companies. The Sub-Adviser considers the same criteria when making decisions to sell assets held by the fund. Additionally, when making decisions to sell the Sub-Adviser may consider material price changes and superior investment opportunities.

GENERAL PORTFOLIO POLICIES

PRINCIPAL TYPES OF INVESTMENTS AND RELATED RISKS

Under normal circumstances, the fund will invest at least 80% of its net assets in investments in Eastern Europe (as defined below). The fund will normally invest primarily in equity securities (including common stock, preferred stock, and securities convertible into common or preferred stock) of companies located in Eastern European countries. The fund may invest without limit in any country in Eastern Europe and in any sector within the Eastern European region. The fund currently invests in companies located in Russia, Poland, the Czech Republic, Hungary, Croatia, Slovenia and the Slovak Republic. The fund may invest up to 20% of its assets in securities, including debt securities, of governments and companies located anywhere in the world.

The fund will consider investments in Eastern Europe to be the following:

(1) securities of issuers that are organized under the laws of any Eastern European country or have a principal office in an Eastern European country,

(2) securities of issuers that derive 50% or more of their revenues from business in Eastern European countries, or have at least 50% of their assets in Eastern European countries; or

(3) equity securities that are traded principally on a securities exchange in an Eastern European country. (For this purpose, investment companies that invest principally in securities of companies located in one or more Eastern European countries will also be considered to be located in an Eastern European country, as will American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of companies located in Eastern European countries.)

(4) The Sub-Adviser considers the following countries to be in the Eastern European region: Albania, Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, FYR Macedonia, Georgia, Hungary, Kazakstan, Kyrgyzstan, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovak Republic, Slovenia, Tajikistan, Turkmenistan, Ukraine, and Uzbekistan.

Foreign Securities

The fund may invest substantially all of its assets in the common stocks and other equity securities of foreign issuers. Investments in foreign securities involve greater risks than investments in domestic securities. These risks are generally intensified in emerging markets, which includes those countries in which the fund primarily invests. These risks include:

     >> CURRENCY RISK. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar. When the fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign companies may also be affected by currency risk.

     >> POLITICAL, SOCIAL, AND ECONOMIC RISK. Foreign investments may be subject to heightened political, social, and economic risks, particularly in emerging markets, which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, a risk may exist that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the fund's assets from that country.

     >> REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign companies may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic companies, and there may be less publicly available information about foreign companies.

     >> MARKET RISK. Foreign securities markets, particularly those of emerging markets, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

     >> TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those of domestic transactions.

Geographic Concentration -- Eastern Europe

Political and economic structures in many Eastern European countries are in their infancy and developing rapidly, and such countries may lack the social, political, and economic stability characteristic of many more developed countries. In addition, unanticipated political or social developments may affect the value of the fund's investment in Eastern European countries. As a result, the risks normally associated with investing in any foreign country may be heightened in Eastern European countries. For example, the small size and inexperience of the securities markets in Eastern European countries and the limited volume of trading in securities in those markets may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries and may make obtaining prices on portfolio securities from independent sources more difficult than in other more developed markets. In addition, Eastern European countries have failed in the past to recognize private property rights and at times have nationalized or expropriated the assets of private companies. There may also be little financial or accounting information available with respect to companies located in certain Eastern European countries and it may be difficult, as a result, to assess the value or prospects of an investment in such companies. These factors may make it more difficult for the fund to calculate an accurate net asset value on a daily basis and to respond to significant shareholder redemptions.

Many of the countries in which the fund invests experienced extremely high rates of inflation, particularly between 1990 and 1996 when central planning was first being replaced by the capitalist free market system. As a consequence, the exchange rates of such countries experienced significant depreciation relative to the U.S. dollar. While the inflation experience of such countries has generally improved significantly in recent times, there can be no assurance that such improvement will be sustained. Consequently, the possibility of significant loss arising from foreign currency depreciation must be considered as a serious risk.

In addition to the special risks common to most Eastern European countries described above, each individual Eastern European country also necessarily involves special risks that may be unique to that country. Following is a brief description of special risks that may be incurred when the fund invests in the Czech Republic, Hungary, Poland, Russia, and the Slovak Republic.

THE CZECH REPUBLIC. The Czech Republic was formerly governed by a communist regime. In 1989, a market-oriented reform process began. The market-oriented economy in the Czech Republic is young and still evolving. These reforms leave many uncertainties regarding market and legal issues.

The Czech Republic has instituted substantial privatization since 1992, when the first wave of privatization began. Information suggests that dominant or majority shareholders now control many of the larger privatized companies and that further restructuring is likely. Members of management and owners of these companies are often less experienced than managers and owners of companies in Western European and U.S. markets. Additionally, securities markets on which the securities of these companies are traded are in their infancy.

The legal system of the Czech Republic is still evolving. Bankruptcy laws have been liberalized, giving creditors more power to force bankruptcies. The number of bankruptcies, while still relatively low, is increasing each year. Laws exist regulating direct and indirect foreign investment, as well as repatriation of profits and income, and are subject to change at any time. Tax laws include provisions for both value-added taxes and income taxes. Courts of law are expected to, but may not, enforce the legal rights of private parties.

The Czech Republic is currently negotiating European Union (EU) entry. In order to become eligible for acceptance into the EU, the country needs to adopt 32 chapters of European legislation. If adopted, this may reduce some of the relative risks of investing in the Czech Republic.

HUNGARY. Hungary, formerly governed by a communist regime, tried unsuccessfully to implement market-oriented reforms in 1968. Beginning in 1989, Hungary again undertook transformation to a market-oriented economy. These reforms are still relatively recent and leave many uncertainties regarding economic and legal issues. Privatization in Hungary has been substantial but is not yet complete.

Owners and managers of Hungarian enterprises are often less experienced with market economies than owners and managers of companies in Western European and U.S. markets. The securities markets on which the securities of these companies are traded are in their infancy.

Laws governing taxation, bankruptcy, restrictions on foreign investments and enforcement of judgments are subject to change.

Hungary is currently negotiating European Union (EU) entry. In order to become eligible for acceptance into the EU, the country needs to adopt 32 chapters of European legislation. If adopted, this will bring Hungarian legislation in many critical areas into line with the legislation in Western Europe, reducing some of the risks of investing there.

POLAND. Poland began market-oriented reforms in 1981. In late 1989, more comprehensive reforms were enacted. Most small enterprises have been privatized. Privatization of larger entities has been a slower process, delayed by disputes regarding the compensation of fund managers and the role of investment funds charged with privatizing industry. Foreign direct investment is very high, with foreign investors investing $27.8 billion in the domestic economy in the last five years.

A 1991 law permitted the formation of mutual funds in Poland. The Warsaw Stock Exchange also opened in 1991 and has grown dramatically, becoming one of the most liquid markets in Eastern Europe. However, it is a young market with a capitalization much lower than the capitalization of markets in Western Europe and the U.S.

Legal reforms have been instituted and laws regarding investments are published on a routine basis. However, important court decisions are not always accessible to practitioners. While there are currently no obstacles to foreign ownership of securities and profits may be repatriated, these laws may be changed anytime without notice.

Poland is currently negotiating European Union (EU) entry. In order to become eligible for acceptance into the EU, the country needs to adopt 32 chapters of European legislation. If adopted, this will bring Polish legislation in many critical areas into line with the legislation in Western Europe, reducing some of the risks of investing there.

RUSSIA. Russia, as a member of the Soviet Union, began reforms under "perestroika" in 1985. After the collapse of the Soviet Union, Russia accelerated market-oriented reforms. Privatization began in 1992, and economic conditions stabilized. The transition process suffered a major setback in August 1998, when the Russian government defaulted on its ruble-denominated sovereign debt. This action has negatively affected Russian borrowers' ability to access international capital markets and has had a damaging impact on the Russian economy. Privatization of Russian industry is now largely complete.

There is also speculation that organized crime exerts significant influence on Russian industry. Concentrated ownership and control of Russian companies limits the ability of outsiders to influence corporate governance. Legal reforms to protect stockholders' rights have been implemented, but stock markets remain underdeveloped and illiquid.

Privatization of agricultural land has been unsuccessful due to disputes between executive and legislative branches regarding property rights. To date, the Russian government has not authorized any form of property restitution.

Russian industry is in need of restructuring to close outdated facilities and increase investment in technology and management. Financial institutions do not allocate capital in an efficient manner. Bankruptcy laws are restrictive and offer little protection to creditors. Foreign creditors must file insolvency claims through Russian subsidiaries. Bankruptcies remain rare.

The Russian system of taxation deters investment and hinders financial stability by concentrating on the taxation of industry with relatively little emphasis on individual taxation. A new tax system was adopted in 2001, but the impact of the new tax scheme remains uncertain.

SLOVAK REPUBLIC. Slovak Republic was formerly governed by a communist regime. In 1989, a market-oriented reform process began. The market-oriented economy in the Slovak Republic is young and still evolving, and its markets are fragmented and lack liquidity. These reforms leave many uncertainties regarding economic and legal issues.

The Slovak Republic `s path toward privatization differs from the path of the Czech Republic. The Slovakian government has issued bonds that can be held until maturity, sold immediately, or redeemed for shares of stock in companies being privatized. This method of privatization creates uncertainty about future restructuring that may occur as bonds are sold and/or converted.

Owners and managers of Slovakian enterprises are often less experienced with market economies than owners and managers of companies in Western European and American markets. The securities markets on which the securities of these companies are traded are also in their infancy.

Laws regarding bankruptcy, taxation, and foreign ownership of Slovakian enterprises are evolving and may be changed dramatically at any time. Import and export regulations are minimal.

The Slovak Republic is currently negotiating European Union (EU) entry. In order to become eligible for acceptance into the EU, the country needs to adopt 32 chapters of European legislation. If adopted, this will bring Slovakian legislation in many critical areas into line with the legislation in Western Europe, reducing some of the risks of investing there.

Other Types of Investments, Related Risks, and Considerations

While not principal strategies, the fund, to a limited extent, may invest in preferred stock and convertible securities, may engage in strategic transactions (including futures, options and foreign forward currency transactions), may invest in money market instruments, may lend portfolio securities, may hold temporary investments such as repurchase agreements, may invest in illiquid securities and the securities of investment companies, and may purchase securities on a when-issued or delayed-delivery basis. The risks of these types of instruments and strategies are described in the Statement of Additional Information.

For temporary defensive purposes, the fund may invest up to 100% of its assets in (1) money market instruments, deposits, or such other high-grade, short-term investments in local Eastern European country currencies as are considered appropriate at the time; (2) U.S. Government bills, short-term indebtedness, money market instruments, or other high grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or (3) repurchase agreements. When the fund is in a defensive investment position, it may not achieve its investment objective.

The Sub-Adviser may sell the fund's portfolio securities without regard to holding periods if such transactions are in the best interests of the fund. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs, and may also result in taxable capital gains. Tax and transaction costs lower the fund's effective return for investors. The fund's historical portfolio turnover rates are noted under Financial Highlights.

FUND MANAGEMENT

INVESTMENT ADVISER

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, (Adviser) furnishes investment advice and manages the fund's business affairs. The Adviser was organized in 1968 and serves as investment adviser to U.S. Global Investors Funds, a family of mutual funds with approximately $1.2 billion in assets. For the fiscal year ended October 31, 2001, the Adviser was paid a fee of 1.25% of average net assets in the fund. The Sub-Adviser and the Adviser have agreed to apply all management fees to the distribution and marketing of the fund.

SUB-ADVISER

Effective February 28, 1997, the Adviser and the fund contracted with Regent Fund Management Limited Barbados to serve as Sub-Adviser for the fund. The Sub-Adviser is wholly owned by iRegent Group Limited, which was established in 1990 and is a holding company of a financial services group with operations in Hong Kong, London, Moscow, Kiev and Warsaw and with associations with financial investment companies in certain other countries. iRegent Group Limited spun off Charlemagne Capital (UK) Limited in the summer of 2000; however, the controlling ownership of Charlemagne Capital (UK) Limited has remained the same. Charlemagne Capital is located at Ugland House, South Church Street, Georgetown, Grand Cayman.

The Sub-Adviser manages the composition of the portfolio and furnishes the fund advice and recommendations with respect to its investments and its investment program and strategy. In consideration for such services, the Adviser shares the management fee (net of expense reimbursements and waivers, if any) with the Sub-Adviser. The fund is not responsible for paying any portion of the Sub-Adviser's fees The Sub-Adviser has managed this U.S. registered mutual fund portfolio since March 1997. It has experience managing, and continues to manage, offshore funds, private investment companies, and separate accounts for institutions and high-net-worth individuals.

Adviser and Sub-Adviser investment personnel may invest in securities for their own accounts according to codes of ethics that establish procedures for personal investing and restrict certain transactions.

PORTFOLIO MANAGER

The fund's investments are managed by a portfolio management team that meets regularly to review portfolio holdings and to discuss purchase and sale activity. Mr. Andrew Wiles has been the team leader for the Fund since September 2000. Mr. Wiles has worked for Charlemagne Capital (UK) Limited (formerly Regent Fund Management (UK) Ltd.) for five years and heads the management team responsible for public equity investments in Russia and Eastern/Central Europe. Before joining Regent, he was employed by Buchanan Partners, a London-based global emerging markets hedge fund, where he was responsible for the GDR trading program. Mr. Wiles is a member of the Institute of Investment Management and Research.

Mr. Stefan Bottcher joined the funds management team in 2001. Mr. Bottcher is Director of Portfolio Investments for Charlemagne Capital (UK), Ltd. and is responsible for regional products. Prior to joining Charlemagne, Mr. Bottcher was Executive Director and Head of Emerging Markets for Schroders. Prior to joining Schroders, Mr. Bottcher was employed at Fleming Investment Management for nine years, five of which he served as Head of their Emerging Europe Group.

DISTRIBUTION PLAN


The fund has adopted a 12b-1 plan that allows the fund to pay or reimburse the Adviser, its affiliates and others for shareholder services and promotional expenses. Because this fee is continually paid out of the fund's assets, over time it will increase the cost of your investment and may potentially cost you more than other types of sales charges. For the fiscal year ended October 31, 2001, fees paid by the fund under this plan were 0.25% of fund net assets.

HOW TO BUY SHARES

MINIMUMS
                                            INITIAL                 SUBSEQUENT
                                            INVESTMENT              INVESTMENT

Regular account                             $5,000                  $ 50
ABC Investment Plan(R)                      $1,000                  $100
Custodial accounts for minors               $1,000                  $ 50
Retirement account                          None                    None

Minimum investments may be waived at the discretion of the officers of the trust.

SEND NEW ACCOUNT APPLICATIONS TO

         Shareholder Services
         U.S. Global Investors, Inc.
         P.O. Box 781234
         San Antonio, TX 78278-1234

BY MAIL

     >>   Read this prospectus.

     >>   Fill out the application if you are opening a new account.

     >> Make the check payable to the REGENT EASTERN EUROPEAN FUND for the amount you want to invest.

     >>   Send the completed application and a check in the envelope provided.

     >> To add to an existing account, be sure to include your account number on your check and mail it with the investment slip found on your confirmation statement.

BY PHONE

     >> We automatically grant all shareholders telephone exchange privileges unless you decline them explicitly in writing.

     >> If you already have a U.S. GLOBAL account, you may purchase additional shares by telephone order.

     >>   You must pay for them within seven business days.

     >> Telephone purchases are not available for U.S. Global retirement accounts.

     >> Telephone purchase orders may not exceed ten times the value of the collected balance of all like-registered accounts on the date the order is placed.

ONLINE PURCHASE OF SHARES

     >> You can visit our website, www.usfunds.com, to add to your investment portfolio from your bank account. See our website or call 1-800-US-FUNDS for more information. Online purchases may not exceed $50,000.

     >> If you are opening a new account, you may fill out the online purchase section of the application. For existing accounts, please request and complete the Online Purchase application which may be downloaded from our website at www.usfunds.com.

     >> For new accounts, send in your application to U.S. Global along with your initial purchase.

     >> Once your online purchase privilege is established, you may go to the Account Access section of our website at www.usfunds.com.

     >> U.S. Global Accolade Funds automatically withdraws monies from your bank account to settle your transaction.

     >> Shares purchased online are not available until the tenth business day after the purchase or when your ACH clears, if later.

BY WIRE

     >> Call 1-800-US-FUNDS for current wire instructions and a confirmation number.

BY ABC INVESTMENT PLAN (R)

     >> To purchase more shares automatically each month, fill out the ABC Investment Plan(R) form.

     >> U.S. GLOBAL automatically withdraws monies from your bank account monthly.

     >>   See details on the application.


IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

Your check must be made payable to the REGENT EASTERN EUROPEAN FUND.

You may not purchase shares by credit card or third-party checks.

You may not exchange shares purchased by telephone until the fund has received and accepted payment and has posted it to your account.

Checks drawn on foreign banks will not be invested until the collection process is complete.

The fund will cancel unpaid telephone orders and you will be responsible for any decline in price of the shares that may be collected from shares of any affiliated funds you own.

If a check or ACH investment is returned unpaid due to nonsufficient funds, stop payment, or other reasons, the fund will charge you $20, and you will be responsible for any loss incurred by the fund. To recover any such loss or charge, the fund reserves the right to redeem shares of any affiliated funds you own, and you could be prohibited from placing further orders unless full payment by wire or cashier's check accompanies the investment request.

Any expenses charged to the fund for collection procedures will be deducted from the amount invested.

EFFECTIVE TIME FOR PURCHASE OR REDEMPTION ORDERS

Purchases of shares in the fund require payment by check or wire at the time the order is received except for telephone purchases, which require payment within seven business days after the order is received and accepted.

If you purchase shares by check, you can sell (redeem) those shares beginning ten business days after your check is received by Shareholder Services--you can exchange into other U.S. Global funds at any time. The fund reserves the right to refuse to honor redemptions if your check has not cleared. Redemptions or exchanges out of a fund may be subject to a trader's fee. See Fees and Expenses for details.

Orders to purchase shares received after the close of the New York Stock Exchange (NYSE), (typically, 4:00 p.m. Eastern time), will not become effective until the next business day.

An order to establish a new account and purchase shares of the fund will become effective, if accepted, at the time the fund next determines its net asset value
(NAV) per share after the fund's transfer agent has received:

     >>   a completed and signed application, and

     >>   a check or wire transfer for the full amount.

If you already have a REGENT EASTERN EUROPEAN FUND account, your order to purchase shares, if accepted, will become effective at the time the fund next determines NAV after the transfer agent receives your written request or telephone order.

In all cases, the shares purchased will be priced at the NAV per share next determined after the time of effectiveness.

All purchases of shares are subject to acceptance by the fund and are not binding until accepted.

HOW TO SELL (REDEEM) SHARES

     >> Send a written request showing your account number and the dollar amount or number of shares you are redeeming to the address shown under "How to Buy Shares."

     >>   Each  registered   shareholder  must  sign  your  request,   with  the
          signature(s)   appearing   exactly   as  it  does   on  your   account
          registration.

     >>   Redemptions of more than $15,000 require a signature guarantee.

     >> A signature guarantee may be required in other situations. See "Signature Guarantee/Other Documentation."

     >> If you have an identically registered account in a U.S. Global money market fund with checkwriting privileges, you may call the fund and direct an exchange of your Regent Eastern European Fund shares into your existing money market fund account. You may then write a check against your money market fund account.

     >> Telephone redemptions are not available for equity funds or shares held in retirement accounts by the fund.

     >> The fund may pay for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash. The fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less.

     IMPORTANT NOTES ABOUT REDEEMING YOUR SHARES

     >> Generally, we will send payment for your redeemed shares to you within two business days after your redemption request has been received and accepted by the fund.

     >> You may receive payment for redeemed shares via wire. To elect these services, send the fund a written request giving your bank information with signature guarantee for all registered owners. See Signature Guarantee/Other Documentation.

     >> You will be charged $10 for a wire transfer. International wire charges will be higher.

     >> We will usually send a wire transfer the next business day after receipt of your order.

     >> Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to ten business from the purchase date.

     >> To protect shareholders from the expense burden of excessive trading, the fund charges 2.00% of the value of shares redeemed or exchanged when the shares are held less than 180 days .

     >> Upon closing your account, you will be charged a $10 account closing fee.

HOW TO EXCHANGE SHARES

When exchanging shares into other funds in the U.S. Global family of funds:

     >> Each account must be registered identically; each must have the same signatures and addresses.

     >> You will be charged $5 by the transfer agent for each exchange out of any fund account.

     >> Retirement accounts administered by the Adviser or its agents may exchange up to three times per calendar quarter at no charge. (Short-term trading fee may apply.)

     >> You may exchange shares using the automated telephone system, speaking to an investment representative, using our website, www.usfunds.com, or by mail. Certain restrictions apply. Please call 1-800-US-FUNDS for more details.

     >> Exchanges made on our website, www.usfunds.com, must be between your existing accounts.

     >> You are responsible for obtaining and reading the prospectus for the fund into which you are exchanging.

     >> Exchanges result in the sale of one fund's shares and the purchase of another fund's shares, which is usually a taxable event to you.

     >> Exchanges into any new fund are subject to that fund's initial and subsequent investment minimums.

     >> Exchanges out of the fund of shares held less than one month are subject to the short-term trading fee equal to 2.00% of the value of shares exchanged.

     >> An exchange order is effective when the exchange request is received by the funds, except that exchanges into and out of the Gold Shares and/or World Gold Funds are not permitted after the earlier of 3:00 p.m. Eastern time or the close of the NYSE, after which the exchange order will be effective on the next business day.

     >> Exchanges may be delayed until such time as the proceeds from the sale of the fund out of which you wish to exchange are available to the fund, which could take up to ten business days. In general, the fund expects to exercise this right to delay the effectiveness of the purchase only on exchanges of $50,000 or more. If your purchase will be delayed, you will be notified immediately.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

THE FUND RESERVES THE FOLLOWING RIGHTS

     >> To modify or eliminate any special purchase or redemption services or privileges.

     >> To hold redemption proceeds for up to ten business days or longer if permitted by the SEC.

     >>   To waive investment minimums or account minimum fees.

     >>   To refuse any application, investment, or exchange.

     >>   To require a signature guarantee or any other documentation.

     >> To freeze any account and suspend account services when notice is received that there is a dispute between registered or beneficial owners or there is reason to believe a fraudulent transaction may occur.

ACCOUNT MINIMUMS

Minimum-Balance Fee. If, for any reason, your account balance is below $5,000 on the last business day of the calendar quarter, a minimum-balance fee of $6 will be deducted from your account.

The funds reserve the right to close your account and send you the proceeds if your balance drops below $5,000 anytime during the quarter for any reason. You will receive, however, a 30-day written notice before the fund takes any redemption action. During that time, you may buy more shares to bring your account above the minimum. If you do not, the fund may sell your shares at the net asset value on the day the account is closed, and the minimum-balance fee will be deducted from the proceeds.

Minimum-balance fees and involuntary redemptions do not apply to:

     >> Shareholders whose combined fund assets in the U.S. Global complex equal $25,000 or more on the day the fee is assessed. Total assets are determined by aggregating accounts registered under the same social security number or taxpayer identification number.

     >>   ABC Investment Plan(R)accounts.

     >>   Retirement accounts.

     >>   Custodial accounts for minors.

NET ASSET VALUE (NAV) CALCULATION


The price at which you buy, sell or exchange fund shares is the NAV. The NAV of the fund is calculated at the close of regular trading of the NYSE, which is usually 4:00 p.m. Eastern time, each day that the NYSE is open. NAV is determined by adding the value of the fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding. On any day on which a fund is open but the NYSE is closed, the NAV of such fund is determined as of 4:00 p.m. Eastern Time.

For a purchase, redemption, or exchange of fund shares, your price is the NAV next calculated after your request is received in good order and accepted by the fund, its agent, or designee. To receive a specific day's price, your request must be received before the close of the NYSE on that day. (Note: for exchanges out of the Gold Shares and/or World Gold Funds, your request must be received before 3:00 p.m. Eastern time.)

When the fund calculates NAV, it values the securities it holds at market value. When market quotes are not available or do not fairly represent market value, or if a security's value has been materially affected by events occurring after the close of a foreign market on which the security principally trades, the securities may be valued at fair value. Fair value will be determined in good faith using procedures that have been approved by the trustees. Money market instruments maturing within 60 days may be valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers at 12:00 noon Eastern time each day.

The fund may invest in portfolio securities that are primarily listed on foreign exchanges or other markets that trade on weekends and other days when the fund does not price its shares. As a result, the NAV of the fund may change on days when you will not be able to purchase or redeem shares.

SIGNATURE GUARANTEE/OTHER DOCUMENTATION

The fund requires signature guarantees to protect you and the fund from attempted fraudulent requests for redeemed shares. Your redemption request must therefore be in writing and accompanied by a signature guarantee if:

     >>   Your redemption request exceeds $15,000.

     >> You request that payment be made to a name other than the one on your account registration.

     >> You request that payment be mailed to an address other than the one of record with the fund.

     >>   You change or add information relating to your designated bank.

     >>   You have changed your address of record within the last 30 days.

You may obtain a signature guarantee from most banks, credit unions, broker/dealers, savings and loans, and other eligible institutions. You cannot obtain a signature guarantee from a notary public.

The guarantor must use a stamp "SIGNATURE GUARANTEED" and the name of the financial institution. An officer of the institution must sign the guarantee. If residing outside the

United States, a Consular's seal will be accepted in lieu of a signature guarantee. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments, e.g., legal officers, and adjutants.

The signature guarantee must appear together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request. Each signature must have a signature guarantee stamp.

Additional documents are required for redemptions by corporations, executors, administrators, trustees, and guardians. For instructions call 1-800-US-FUNDS.


BUSINESS DAYS

You may purchase, redeem or exchange shares of the fund on any day the fund is open for business. The fund is open for business on every day the NYSE is open for business. In addition, the fund reserves the right to be open for business on days the NYSE is closed.


OTHER INFORMATION ABOUT YOUR ACCOUNT

The fund takes precautions to ensure that telephone or online transactions are genuine, including recording the transactions, testing shareholder identity, and sending written confirmations to shareholders of record. The fund and its service providers are not liable for acting upon instructions, communicated by telephone or computer, that they believe to be genuine if these procedures are followed.

CONFIRMATIONS

After any transaction, you will receive written confirmation including the per-share price and the dollar amount and number of shares bought or redeemed.

PURCHASES AND REDEMPTIONS THROUGH BROKER/DEALERS

You may buy or sell fund shares through financial intermediaries such as broker/dealers or banks, who may charge you a fee or have different account minimums that are not applicable if you buy or sell shares directly from the fund.

ADDITIONAL INVESTOR SERVICES

ONLINE SERVICES

If you are a shareholder, you may use our website to access your account information 24 hours a day from your personal computer. Our website allows you to view account history, account balances, as well as make purchases and exchanges among your existing accounts. Please visit us online at www.usfunds.com.

RETIREMENT SERVICES


The fund is offered through a range of qualified retirement plans, including IRAs, SEPs, and403(b) plans You will be charged an annual custodial fee as follows:

         Regular IRA                        $10
         Roth IRA                           $10
         Education IRA                      $10
         SEP IRA                            $15
         SIMPLE IRA                         $15
         403(b)                             $15

These fees will be deducted from each fund in an account unless payment has been received.

The fund offers many other services, such as payroll deductions, custodial accounts, and systematic withdrawals.

Please call 1-800-US-FUNDS for more information.

DISTRIBUTIONS AND TAXES

Unless you elect to have your distributions in cash, they will automatically be reinvested in fund shares. The fund generally pays income dividends and distributes capital gains, if any, annually. You should consult your tax adviser regarding the particular tax consequences of your investment in the fund.

TAXES TO YOU

You will generally owe taxes on amounts distributed to you by the fund, whether you reinvest the distributions in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the fund for more than a year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have held fund shares. Distributions from other sources generally are taxed as ordinary income.

Each year the fund will send you a statement that will detail the tax status of distributions made to you for that year.

If you redeem fund shares that have gone up in value, you will have a taxable gain when you redeem. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain upon exchange if the shares redeemed have gone up in value.

FINANCIAL HIGHLIGHTS

This table is intended to help you understand the fund's financial performance since inception. Some of the information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the fund. It assumes that all dividends and capital gains have been reinvested.

Ernst & Young LLP, independent auditors, has audited this information for the fiscal years ended October 31, 2001, 2000 and 1999, and their report and the fund's financial statements are included in the annual report, which is available by request. Another accounting firm has audited this information for the fiscal periods ended October 31, 1998 and 1997.



                                                                             YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------------
                                                            2001      2000         1999          1998      1997*
                                                           ------    ------       ------        ------     ------
Net asset value, beginning of period                        $8.82     $8.66        $8.02        $11.19     $10.00

Income from investment operations
     Net investment loss                                    (0.38)    (0.55)       (0.23)        (0.27)     (0.01)
     Net realized and unrealized gains (losses)
        on securities                                        0.78      0.71         0.87         (2.84)      1.20
                                                           ------    ------       ------        ------     ------
        Total from investment operations                     0.40      0.16         0.64         (3.11)      1.19
                                                           ------    ------       ------        ------     ------
Less distributions
     From net investment income                              --        --           --            --         --
     In excess of net investment income                      --        --           --           (0.01)      --
     From capital gains                                      --        --           --            --         --
     In excess of capital gains                              --        --           --           (0.05)      --
                                                           ------    ------       ------        ------     ------
        Total distributions                                  --        --           --           (0.06)      --
                                                           ------    ------       ------        ------     ------

Net asset value, end of period                              $9.22     $8.82        $8.66         $8.02     $11.19
                                                           ======    ======       ======        ======     ======

Total return (excluding account fees) (a)                   4.54%     1.85%        7.98%       (27.96)%    11.90%


Ratios/supplemental data (b)

     Net assets, end of period (in thousands)              $3,762    $4,046       $5,210        $5,676     $8,778
     Ratio of expenses to average net assets                6.43%     5.14%        4.36%         5.03%      4.98%
     Ratio of expenses after fee reimbursements
        and expense reductions                              6.43%     5.13%        4.35%         4.55%      3.25%
     Ratio of net loss to average net assets              (4.03)%   (4.37)%      (2.38)%       (2.38)%    (0.49)%
     Portfolio turnover rate                                  58%       30%          29%           97%        11%

*    From March 31, 1997, commencement of operations

(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses. Such amounts would increase the net investment loss ratio had such reductions not occurred.

FUNDS IN THE U.S. GLOBAL FAMILY OF FUNDS

Investing involves balancing potential rewards against potential risks. To achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global family of funds. This guide may help you decide if a fund is suitable for your investment goals. This illustration is for comparative purposes and is intended to describe general characteristics. It does not represent past or future performance.

HIGH REWARD - HIGH RISK    China Region Opportunity Fund
                           REGENT EASTERN EUROPEAN FUND
                           Gold Shares Fund
                           World Gold Fund
                           Global Resources Fund
                           Bonnel Growth Fund

MODERATE REWARD -          All American Equity Fund
MODERATE RISK              MegaTrends Fund
                           Tax Free Fund
                           Near-Term Tax Free Fund

LOW REWARD - LOW RISK      U.S. Government Securities Savings Fund
                           U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call 1-800-US-FUNDS.

OTHER FUND SERVICES

The fund offers additional services to meet the unique needs of our investors, including:

     >>   Payroll deduction plans, including military allotments.

     >>   Custodial accounts for minors.

     >>   Systematic withdrawal plans.

     >> Retirement plans such as IRA, SEP/IRA, Roth IRA, Education IRA, SIMPLE IRA, and 403(b) plans.

This page is not a part of the prospectus.

REGENT EASTERN EUROPEAN FUND, A SERIES OF U.S. GLOBAL ACCOLADE FUNDS

More information on this fund is available at no charge, upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. These reports describe the fund's performance, list holdings, and describe recent market conditions, fund's investment strategies, and other factors that had a significant impact on the fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

More information about this fund, its investment strategies, and related risks is provided in the SAI. There can be no guarantee that the fund will achieve its objective. The current SAI is on file with the SEC and is legally considered a part of this prospectus.

TO REQUEST INFORMATION

By Phone          1-800-873-8637

By Mail           Regent Eastern European Fund
                  P.O. Box 781234
                  San Antonio, TX 78278-1234

By Internet       http://www.usfunds.com


The SEC also maintains the EDGAR database on its website at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information that the fund files electronically with the SEC. You may also visit the SEC's Public Reference Room in Washington, DC (1-202-942-8090), or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102, or by e-mail to publicinfo@sec.gov.


                          REGENT EASTERN EUROPEAN FUND
                  SEC Investment Company Act File No. 811-7662

26

 ................................................................................
PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
        (ITEMS 10 - 21)
 ................................................................................
                           U.S. GLOBAL ACCOLADE FUNDS















                               Bonnel Growth Fund


                       Statement of Additional Information



















This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current prospectus (Prospectus) dated February 28, 2002. The financial statements for the Bonnel Growth Fund for the year ended October 31, 2001, and the Report of Independent Auditors thereon, are incorporated by reference from the fund's Annual Report dated October 31, 2001, which is available without charge upon request. Copies of the Prospectus and the fund's Annual Report may be requested from U.S. Global Investors, Inc. (Adviser), 7900 Callaghan Road, San Antonio, Texas 78229, or 1-800-US-FUNDS (1-800-873-8637). In addition, copies of the prospectus are available online at www.usfunds.com.

The date of this Statement of Additional Information is February 28, 2002.

                                TABLE OF CONTENTS
                                                                            Page

GENERAL INFORMATION............................................................1

FUND POLICIES..................................................................1

INVESTMENT STRATEGIES AND RISKS................................................2

PORTFOLIO TURNOVER.............................................................7

PORTFOLIO TRANSACTIONS.........................................................8

MANAGEMENT OF THE FUND.........................................................9

PRINCIPAL HOLDERS OF SECURITIES...............................................11

INVESTMENT ADVISORY SERVICES..................................................11

DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES..............................13

DISTRIBUTION PLAN.............................................................14

CERTAIN PURCHASES OF SHARES OF THE FUND.......................................15

ADDITIONAL INFORMATION ON REDEMPTIONS.........................................16

CALCULATION OF PERFORMANCE DATA...............................................16

TAX STATUS....................................................................18

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR..................................19

INDEPENDENT AUDITORS..........................................................19

FUND COUNSEL..................................................................19

COUNSEL TO INDEPENDENT TRUSTEES...............................................20

FINANCIAL STATEMENTS..........................................................20

                               GENERAL INFORMATION

U.S. Global Accolade Funds (Trust) is an open-end management investment company and a business trust organized April 16, 1993 under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities. This Statement of Additional Information (SAI) presents important information concerning the Bonnel Growth Fund (fund) and should be read in conjunction with the prospectus. The fund commenced operations on October 17, 1994.

The assets received by the Trust from the issuance or sale of shares of the fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to the fund. They constitute the underlying assets of the fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular series of the Trust, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions, out of the income belonging to the fund, as are declared by the Board. Upon liquidation of the Trust or the fund, shareholders of the fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

The Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. The Trustees serve for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual series, a separate vote of that series would be required. Shareholders of any series are not entitled to vote on any matter that does not affect their series.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                                  FUND POLICIES

The following information supplements the discussion of the fund's policies discussed in the fund's prospectus.

Investment Restrictions. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

Unless designated as such, none of the fund's policies is fundamental.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The fund will not change any of the following investment restrictions, without the affirmative vote of a majority of the outstanding voting securities of the fund, which, as used herein, means the lesser of (1) 67% of the fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the fund are represented either in person or by proxy, or
(2) more than 50% of the fund's outstanding shares.

The fund may not:

1. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Engage in the business of underwriting securities, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

4. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.

5.   Purchase physical commodities or contracts related to physical commodities.

6. Make loans, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7. Concentrate its investments in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

The fund may not:

1. Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) the fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin or selling securities short.

2. Borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of a fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

3.   Invest more than 15% of its net assets in securities that are illiquid.

                         INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the fund's investment strategies and risks in the fund's prospectus.

Market Risk. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings, and other factors beyond the fund's control. The return and net asset value of the fund will fluctuate.

Real Estate Investment Trusts (REITs). The fund may invest in real estate investment trusts (REITs), which may subject the fund to many of the same risks related to the direct ownership of real estate. These risks may include declines in the value of real estate, risks related to economic factors, changes in demand for real estate, change in property taxes and property operating expenses, casualty losses, and changes to zoning laws. REITs are also dependent to some degree on the capabilities of the REIT manager. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of a portfolio's investment in that REIT.

Foreign Investments. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers, and issuers than in the United States.

American Depository Receipts. American Depository Receipts (ADRs) represent shares of foreign issuers. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are intended for use in the U.S. securities market, and ADRs in bearer form are intended for use in securities markets outside the United States. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers. There may not be a correlation between such information and the market value of the ADRs. For purposes of the fund's investment policies, the fund's investment in ADRs will be deemed to be investments in the underlying securities.

Emerging Markets. The fund may invest up to 5% of its total assets in countries considered by the Sub-Adviser to represent emerging markets. The Sub-Adviser decides by considering various factors, including development of securities laws and market regulation, total number of issuers, total market capitalization, and perceptions of the investment community. Currently, the Sub-Adviser considers the following countries to be among the emerging markets: Malaysia, Mexico, Hong Kong, Greece, Portugal, Turkey, Argentina, Brazil, Indonesia, Philippines, Singapore, Thailand, and China.

Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the following listed risks before making an investment in the fund. Investing in emerging markets is considered speculative and involves the risk of total loss.

Risks of investing in emerging markets include:

1. The risk that the fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

2. The fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations. The relatively small market capitalization and trading volume of emerging market securities may cause the fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms that are inherent in the markets of more developed nations may lead to turmoil in the marketplace, as well as the inability of the fund to liquidate its investments;

3. Greater social, economic and political uncertainty (including the risk of war);

4. Greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets;

5. Currency exchange rate fluctuations and the lack of available currency hedging instruments;

6.   Higher rates of inflation;

7. Controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars;

8.   Greater governmental involvement in and control over the economy;

9. The fact that emerging market companies may be smaller, less seasoned and newly organized;

10. The difference in, or lack of, auditing and financial reporting standards that may result in unavailability of material information about issuers;

11. The fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value;

12.  The  fact  that  statistical  information  regarding  the  economy  of many
     emerging   market   countries  may  be  inaccurate  or  not  comparable  to
     statistical information regarding the United States or other economies;

13.  Less extensive regulation of the securities markets;

14.  Certain   considerations   regarding  the  maintenance  of  fund  portfolio
     securities   and  cash   with   foreign   sub-custodians   and   securities
     depositories;

15. The risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

16. The risk that the fund may be subject to income or withholding taxes imposed by emerging market counties or other foreign governments. The fund intends to elect, when eligible, to "pass through" to the fund's shareholders the amount of foreign income tax and similar taxes paid by the fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

17. The fact that the fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks, although these strategies cannot at the present time be used to a significant extent by the fund in the markets in which the fund will principally invest;

18. Enterprises in which the fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the fund's investment in that company. Restrictive or over-regulation may be, therefore, a form of indirect nationalization;

19. Businesses in emerging markets only have a very recent history of operating within a market-oriented economy. Overall, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology and (iii) a sufficient capital base with which to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move towards a more market-oriented economy;

20. The Sub-Adviser may engage in hedging transactions in an attempt to hedge the fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

21. Disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the fund.

Securities Lending. The fund may lend its portfolio securities to qualified dealers or other institutional investors. When lending securities, the fund will receive cash or high-quality liquid securities as collateral for the loan. The fund may invest cash collateral in repurchase agreements, including repurchase agreements collateralized with high-quality liquid securities. Under the terms of the fund's current securities lending agreement, the fund's lending agent has guaranteed performance of the obligation of each borrower and each counterparty to each repurchase agreement in which cash collateral is invested.

Lending portfolio securities exposes the fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or high-quality liquid securities, with the fund's custodian in an amount at least equal to the market value of the loaned securities. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the fund could experience delays and costs in recovering the securities loaned.

Borrowing. The fund may have to deal with unpredictable cash flows as shareholders purchase and redeem shares. Under adverse conditions, the fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease fund performance by increasing transaction expenses.

The fund may deal with unpredictable cash flows by borrowing money. Through such borrowings the fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

To the extent that the fund borrows money prior to selling securities, the fund would be leveraged such that the fund's net assets may appreciate or depreciate more than an unleveraged portfolio of similar securities. Since substantially all of the fund's assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the fund will increase more when the fund's portfolio assets increase in value and decrease more when the fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns that the fund earns on portfolio securities. Under adverse conditions, the fund might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

Temporary Defensive Investment. For temporary defensive purposes during periods that, in the Sub-Adviser's opinion, present the fund with adverse changes in the economic, political or securities markets, the fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, money market instruments, or other high grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or repurchase agreements. When the fund is in a defensive investment position, it may not achieve its investment objective.

Repurchase Agreements. The fund may invest part of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the fund's custodian or sub-custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements may be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the fund some loss if the value of the securities declined before liquidation. To reduce the risk of loss, the fund will enter into repurchase agreements only with institutions and dealers that the Adviser considers creditworthy.

Commercial Paper and Other Money Market Instruments. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the fund's restriction on illiquid investments unless, in the judgment of the Sub-Adviser, such note is liquid.

The fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The fund will only invest in bankers' acceptances of banks having a short-term rating of A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. The fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Convertible Securities. The fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

Restricted and Illiquid Securities. The fund may invest up to 15% of its net assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to legal restrictions on resale or due to other factors, which, in the Sub-Adviser's opinion, raise questions concerning the fund's ability to liquidate the securities in a timely and orderly way without substantial loss. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

PUT AND CALL OPTIONS.

Selling (or Writing) Covered Call Options. The fund may sell (or write) covered call options on portfolio securities to hedge against adverse movements in the prices of these securities. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price, called the strike price. If the price of the hedged security falls or remains below the strike price, the fund will not be asked to deliver the security; and the fund will retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. The hedge provided by writing covered call options is limited to a price decline in the security of no more than the option premium received by the fund for writing the option. If the security owned by the fund appreciates above the options strike price, the fund will generally be called upon to deliver the security, which will prevent the fund from receiving the benefit of any price appreciation above the strike price.

Buying Call Options. The fund may establish an anticipatory hedge by purchasing call options on securities that the fund intends to purchase to take advantage of anticipated positive movements in the prices of these securities. When establishing an anticipatory hedge, the fund will deposit cash or cash equivalents into a segregated account equal to the call option's exercise price. The fund will realize a gain from the exercise of a call option if, during the option period, the price of the underlying security to be purchased increases by more than the amount of the premium paid. A fund will realize a loss equal to all or a part of the premium paid for the option if the price of the underlying security decreases or does not increase by more than the premium.

Put Options. The fund may purchase put options on portfolio securities to hedge against adverse movements in the prices of these securities. A put option gives the buyer of the option, upon payment of a premium, the right to sell a security to the writer of the option on or before a fixed date at a predetermined price. The fund will realize a gain from the exercise of a put option if, during the option period, the price of the security declines by an amount greater than the premium paid. The fund will realize a loss equal to all or a part of the premium paid for the option if the price of the security increases or does not decrease by more than the premium.

Closing Transactions. The fund may dispose of an option written by the fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option purchased by the fund by entering into a "closing sale transaction" for an identical option. In each case, the closing transaction will terminate the rights of the option holder and the obligations of the option purchaser and will result in a gain or loss to the fund based upon the relative amount of the premiums paid or received for the original option and the closing transaction. The fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.

Index Options. The fund may purchase and sell call options and purchase put options on stock indices to manage cash flow, reduce equity exposure, or to remain fully invested in equity securities. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

Limitations. The fund will purchase and sell only options listed on a securities exchange. The fund will not purchase any option if, immediately afterwards, the aggregate market value of all outstanding options purchased and written by the fund would exceed 5% of the fund's total assets. The fund will not write any call options if, immediately afterwards, the aggregate value of the fund's securities subject to outstanding call options would exceed 25% of the value of the fund's total assets.

                               PORTFOLIO TURNOVER

The fund does not intend to use short-term trading as a primary means of achieving its investment objectives. However, the fund's rate of portfolio turnover will depend on market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Sub-Adviser. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the fund would not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. High turnover may result in the fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that the fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income and excise taxes (see "Taxes").

PORTFOLIO TURNOVER

For the fiscal periods shown below, the fund's portfolio turnover rate was:


           Fiscal Period                                    Portfolio Turnover
    ---------------------------                             ------------------
    Year ended October 31, 2001                                    338%
    Year ended October 31, 2000                                    283%


                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the fund and the placing of the fund's securities transactions and negotiation of commission rates, where applicable, are made by Bonnel, Inc. (Sub-Adviser) and are subject to review by the fund's Adviser and Board of Trustees of the fund. In the purchase and sale of portfolio securities, the Sub-Adviser seeks best execution for the fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

For the fiscal periods shown below, the fund paid brokerage fees as follows:


           Fiscal Period                                       Brokerage Fees
    ---------------------------                                --------------
    Year ended October 31, 2001                                   $905,840
    Year ended October 31, 2000                                 $1,399,498
    Year ended October 31, 1999                                   $570,957

During the years ended October 31, 2000 and 2001, 100% of the brokerage fees were paid to brokers or dealers who provided research services to the Sub-Adviser.

In executing portfolio transactions and selecting brokers or dealers, the Adviser and the Sub-Adviser seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements, the Adviser and Sub-Adviser are permitted, in certain circumstances, to pay a higher commission than might otherwise be paid in order to acquire brokerage and research services. The Adviser and Sub-Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. The advisory fee of the Adviser would not be reduced because of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker dealers through or with whom the fund places portfolio transactions, the Adviser or Sub-Adviser may be relieved of expenses that they might otherwise bear.

The Adviser or Sub-Adviser executed most of the fund's transactions through a small group of broker-dealers selected for their ability to provide brokerage and research services. The Adviser or Sub-Adviser may occasionally purchase securities that are not listed on a national securities exchange or quoted on Nasdaq-AMEX, but are instead traded in the over-the-counter market. With respect to transactions executed in the over-the-counter market, the Adviser or Sub-Adviser will usually deal through market makers but may deal through its selected broker-dealers and pay a commission on such transactionsif the Adviser or Sub-Adviser believes that the execution and brokerage services received justify use of broker-dealers in these over-the-counter transactions.

Research services include securities and economic analysis, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the fund and the Adviser or Sub-Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the fund effects securities transactions may be used by the Adviser or Sub-Adviser in servicing all of its accounts and not all such services may be used by the Adviser or Sub-Adviser in connection with the fund.

                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as executive and audit committee members. The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.


                         Trust
   Name and Address     Position         Age         Principal Occupation
---------------------   --------         ---    -------------------------------
---------------------   --------         ---    -------------------------------

J. Michael Belz         Trustee          49     President  and Chief  Executive
1635 NE Loop 410                                Officer   of   Catholic    Life
San Antonio, TX 78209                           Insurance from 1984 to present.

Richard E. Hughs        Trustee          65     Business consultant.  Professor
11 Dennin Drive                                 Emeritus since  September 2001;
Menands, NY 12204                               Professor,  School of Business,
                                                State University of New York at
                                                Albany   from   1990  to  2001;
                                                Director  of the  MBA  program,
                                                1996 -  2001;  Director  of the
                                                Institute  for the  Advancement
                                                of Health Care Management, 1994
                                                -   1996;   Dean,   School   of
                                                Business  1990-1994.  Corporate
                                                Vice President,  Sierra Pacific
                                                Resources, Reno, NV, 1985-1990.
                                                Dean and Professor,  College of
                                                Business        Administration,
                                                University  of  Nevada,   Reno,
                                                1977-1985.    Associate   Dean,
                                                Stern School of  Business,  New
                                                York University, New York City,
                                                1970-1977.

Clark R. Mandigo        Trustee          58     Restaurant  operator,  business
1250 NE Loop 410                                consultant   since  1991.  From
Suite 900                                       1985 to 1991, President,  Chief
San Antonio, TX                                 Executive Officer, and Director
78209                                           of  Intelogic  Trace,  Inc.,  a
                                                nationwide  company  that sold,
                                                leased and maintained computers
                                                and telecommunications  systems
                                                and  equipment.  Prior to 1985,
                                                President   of  BHP   Petroleum
                                                (Americas),  Ltd.,  an oil  and
                                                gas exploration and development
                                                company.  Director of Lone Star
                                                Steakhouse  & Saloon,  Inc. and
                                                Horizon     Organic     Holding
                                                Corporation.     Trustee    for
                                                Pauze/Swanson  United  Services
                                                Funds  from  November  1993  to
                                                February 1996.

                         Trust
   Name and Address     Position         Age         Principal Occupation
---------------------   --------         ---   -------------------------------
---------------------   --------         ---   -------------------------------

Frank E. Holmes*        Trustee,         46    Chairman   of  the   Board   of
                        Pesident,              Directors  and Chief  Executive
                        Chief                  Officer  and  Chief  Investment
                        Executive              Officer of the  Adviser.  Since
                        Officer,               October  1989,  Mr.  Holmes has
                        Chief                  served and  continues  to serve
                        Investment             in various  positions  with the
                        Officer                Adviser, its subsidiaries,  and
                                               the  investment   companies  it
                                               sponsors.  Director of Franc-Or
                                               Resource  Corp.  from  November
                                               1994 to November  1996 and from
                                               June 2000 to present.  Director
                                               of  Adventure  Capital  Limited
                                               from  January 1996 to July 1997
                                               and  Director  of Vedron  Gold,
                                               Inc.  from August 1996 to March
                                               1997.    Director    of   71316
                                               Ontario,  Inc. since April 1987
                                               and    of    F.    E.    Holmes
                                               Organization,  Inc.  since July
                                               1978.   Director   of  Marleau,
                                               Lemire Inc.  from  January 1995
                                               to January  1996.  Director  of
                                               United  Services  Canada,  Inc.
                                               from  February 1995 to November
                                               1997   and   Chief    Executive
                                               Officer from February to August
                                               1995.

Susan B. McGee          Executive Vice   42    President,  Corporate Secretary
                        President,             and  General   Counsel  of  the
                        Secretary,             Adviser.  Since September 1992,
                        General Counsel        Ms.   McGee  has   served   and
                                               continues  to serve in  various
                                               positions with the Adviser, its
                                               subsidiaries,      and      the
                                               investment     companies     it
                                               sponsors.


Bobby D. Duncan         Treasurer        44    Chief  Financial   Officer  and
                                               Chief Operating  Officer of the
                                               Adviser  since  December  2000.
                                               Mr. Duncan previously served in
                                               various   positions   with  the
                                               Adviser, its subsidiaries,  and
                                               the  investment   companies  it
                                               sponsors   from   January  1985
                                               through May 1997. President and
                                               owner   of  IMFS,   Inc.   from
                                               January 1998 to present.  Chief
                                               Financial  Officer  of  Robbins
                                               Research   International   from
                                               October   1999  to  May   2000.
                                               Professor  at  Sul  Ross  State
                                               University  from August 2000 to
                                               December 2000.

Elias Suarez            Vice President   40    Vice  President of the Adviser.
                                               Since March of 1992, Mr. Suarez
                                               served and  continues  to serve
                                               in various  positions  with the
                                               Adviser and its subsidiaries.

*Mr. Holmes is considered an interested director.


COMPENSATION TABLE

                              Total Compensation From U.S. Global         Total Compensation From U.S. Global
           Name                Accolade Funds(1) to Board Members           Fund Complex(2) to Board Members
     ------------------       -----------------------------------         -----------------------------------
     J. Michael Belz,                      $20,000                                      $20,000
        Trustee
     Frank E. Holmes,                      $     0                                      $     0
        Trustee, President,
        CEO, CIO
     Richard Hughs,                        $24,000                                      $24,000
        Trustee
     Clark R. Mandigo,                     $18,000                                      $43,700
        Trustee
     ---------------------------
     (1)  Includes compensation related to three fund portfolios.
     (2)  Total compensation paid by the U.S. Global Fund complex for the period ended  October 31, 2001.  As of this date,  there were  thirteen  fund portfolios  in the complex.  Mr.  Holmes and Mr.  Mandigo serve on all thirteen funds; Mr. Belz and Dr. Hughs serve on three fund portfolios.

CODE OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics (the "Code") in accordance with Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Code allows access persons to purchase and sell securities for their own accounts, subject to certain reporting requirements and trading restrictions. The Code prohibits all persons subject to the Code from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by a Fund for a certain prescribed period of time. The foregoing description is qualified in its entirety by the Code, a copy of which has been filed with the Securities and Exchange Commission.

                         PRINCIPAL HOLDERS OF SECURITIES

As of January 28, 2002, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the fund. The fund is aware of the following entities owning of record, or beneficially, more than 5% of the outstanding shares of the fund as of February.

     Name & Address of Owner             % Owned           Type of Ownership
     ----------------------------        -------           -----------------
     Charles Schwab & Co., Inc.           13.86%                Record(1)
     101 Montgomery Street
     San Francisco, CA 94104-4122

     ----------------------------
     (1) Charles Schwab, broker-dealer, has advised that no individual client owns more than 5% of the fund.

                          INVESTMENT ADVISORY SERVICES

The fund's investment adviser is U.S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994, as amended from time to time. Frank E. Holmes, Chief Executive Officer, Chief Investment Officer and a Director of the Adviser, and Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the fund's prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and Trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for a part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

MANAGEMENT FEES

For the fiscal periods shown below, the fund paid the Adviser the following advisory fees:


            Fiscal Period                             Management Fee
     ---------------------------                      --------------
     Year ended October 31, 2001                        $1,399,928
     Year ended October 31, 2000                        $2,525,530
     Year ended October 31, 1999                        $1,112,866


The Trust pays all other expenses for its operations and activities. The fund pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and Trustee meetings, expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specified.


The Trust and the Adviser, in connection with the fund, have entered into a sub-advisory agreement with Bonnel, Inc. (Sub-Adviser). Art Bonnell, portfolio manager, beneficially owns more than 25% of the Sub-Adviser and may be deemed a control person of the Sub-Adviser. In connection with such services, the Adviser pays the Sub-Adviser a minimum sub-advisory fee of $150,000 per year. When the fund's assets exceed $30 million, the Adviser and the Sub-Adviser will share the management fee equally; except that the Sub-Adviser's fee will be subject to downward adjustments for: 1) the Adviser's incurred costs and expenses of marketing the fund that exceed the 0.25% 12b-1 fee charged to the fund for such marketing purposes; 2) for any monies previously received as a result of the minimum sub-advisory fee set forth above and paid by the Adviser or the Trust before the Securities and Exchange Commission (SEC) declared the fund's registration statement effective; 3) the unrecovered costs of organizing the fund up to $40,000 (the Adviser will be responsible for bearing costs of organization of the fund greater than $40,000); and (4) if a decision is made with respect to placing a cap on expenses, to the extent that actual expenses of the fund exceed the cap, and the Adviser is required to pay or absorb any of the excess expenses, by the amount of the excess expenses paid or absorbed by the Adviser through such downward adjustments. The fund is not responsible for the Sub-Adviser's fee. The management fee paid to the Sub-Adviser is paid by the Adviser out of its management fee and does not increase the expenses of the fund.


For the fiscal periods shown below, the Adviser paid the Sub-Adviser the following sub-adviser fees:


            Fiscal Period                           Sub-Adviser Fee
     ---------------------------                    ---------------
     Year ended October 31, 2001                        $699,964
     Year ended October 31, 2000                      $1,262,765
     Year ended October 31, 1999                       $ 556,433


The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the fund and was submitted for approval by shareholders of the fund at the initial meeting of shareholders. The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to the fund, as long as it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the fund (as defined in the Investment Company Act of 1940 [1940 Act]) or by the Board of Trustees of the Trust, and
(ii) a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.


In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalizations. In general, the Adviser invests in start-up companies in the natural resources or technology fields.

                DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a subsidiary of the Adviser (U.S. Global Brokerage), is the principal underwriter and agent for distribution of the fund's shares. U.S. Global Brokerage is obligated to use all reasonable efforts, consistent with its other business, to secure purchasers for the fund's shares, which are offered on a continuous basis.

Beginning September 3, 1998, U.S. Global Brokerage commenced marketing the fund and distributing the fund's shares pursuant to a Distribution Agreement between the Trust and U.S. Global Brokerage (Distribution Agreement). Under the Distribution Agreement, U.S. Global Brokerage may enter into agreements with selling brokers, financial planners, and other financial representatives for the sale of the fund's shares. Following such sales, the fund will receive the net asset value per share and U.S. Global Brokerage will retain the applicable sales charge, if any, subject to any reallowance obligations of U.S. Global Brokerage in its selling agreements and/or as set forth in the Prospectus and/or herein with respect to the fund's shares.

Pursuant to the Distribution Agreement, the annual fee for distribution and distribution support services on behalf of the Trust is $24,000, payable $2,000 per month. The fee is allocated among the portfolios of the Trust, including the fund, in equal amounts. In addition, the Trust is responsible for the payment of all fees and expenses (i) in connection with the preparation, setting in type and filing of any registration statement under the 1933 Act, and any amendments thereto, for the issuance of the fund's shares; (ii) in connection with the registration and qualification of the fund's shares for sale in states in which the Board of Trustees shall determine it advisable to qualify such shares for sale; (iii) of preparing, setting in type, printing and mailing any report or other communication to holders of the fund's shares in their capacity as such; and (iv) of preparing, setting in type, printing and mailing Prospectuses, SAIs, and any supplements thereto, sent to existing holders of the fund's shares. To the extent not covered by any Distribution Plan of the Trust pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan) and/or agreements between the Trust and investment advisers providing services to the Trust, U.S. Global Brokerage is responsible for paying the cost of (i) printing and distributing Prospectuses, SAIs and reports prepared for its use in connection with the offering of the fund's shares for sale to the public; (ii) any other literature used in connection with such offering; (iii) advertising in connection with such offering; and (iv) any additional out-of-pocket expenses incurred in connection with these costs. Notwithstanding the above, and subject to and calculated in accordance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (NASD), if during the annual period the total of (i) the compensation payable to U.S. Global Brokerage and (ii) amounts payable under the Distribution Plan exceeds 0.25% of the fund's average daily net assets, U.S. Global Brokerage will rebate that portion of its fee necessary to result in the total of (i) and (ii) above not exceeding 0.25% of the fund's average daily net assets. The payment of compensation and reimbursement of expenditures is authorized pursuant to the Distribution Plan and is contingent upon the continued effectiveness of the Distribution Plan.

The Distribution Agreement continues in effect from year to year, provided continuance is approved at least annually by either (i) the vote of a majority of the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement; however, the Distribution Agreement may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, or by vote of a majority of the outstanding voting securities of the Trust, on not more than sixty (60) days' written notice by the Trust. For these purposes, the term "vote of a majority of the outstanding voting securities" is deemed to have the meaning specified in the 1940 Act and the rules enacted thereunder.

The Transfer Agency Agreement with the Trust provides for the fund to pay United Shareholder Services, Inc. (USSI) an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with USSI, the fund pays to USSI a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions (including institutions affiliated with USSI), which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Trust shares at the institution. These fees, in lieu of the annual fee of $23.00 per account, are paid to such institutions by USSI for their services. In addition, the fund bears certain other transfer agent expenses such as the costs of record retention and postage, Internet services, and the telephone and line charges (including the toll-free 800 service) used by shareholders to contact USSI. USSI also acts as the funds dividend-paying agent. For the fiscal year ended October 31, 2001, the fund paid a total of $272,656 for transfer agency fees and expenses.


Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, has maintained the books and records of the Trust and of each fund since November 1997.

FUND ACCOUNTING EXPENSES

For the fiscal periods shown below, the fund paid the following amounts for portfolio accounting services:


                                                    Brown Brothers
             Fiscal Period                          Harriman & Co.
     ---------------------------                    --------------
     Year ended October 31, 2001                        $64,527
     Year ended October 31, 2000                       $110,007
     Year ended October 31, 1999                        $51,751

A&B Mailers, Inc., 7900 Callaghan, San Antonio, Texas 78229, a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. For the fiscal year ended October 31, 2001, the fund paid A&B Mailers, Inc. $48,365 for mail handling services.


                                DISTRIBUTION PLAN

In September 1994, the fund adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan). The Distribution Plan allows the fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of fund shares, including personal services provided to prospective and existing fund shareholders, which includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.


The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the fund's net assets annually. For the fiscal year ended October 31, 2001, the fund paid a total of $349,982 in distribution fees. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued pursuant to the Distribution Plan in the current or future periods if the 0.25% limitation is never exceeded.

Expenses of the fund in connection with the Distribution Plan paid in the fiscal year ended October 31, 2001, are set forth in the table below.



  Advertising     Prospectus    Distribution      Compensation to      Travel & Promotion       Postage &
 & Literature      Printing         Fees          Broker/Dealers            Expenses             Mailing
 ------------      --------         ----          --------------            --------             -------
   $246,099         $8,246         $19,632           $115,132                $60,984             $3,249


There were no unreimbursed expenses incurred under the Plan during the fiscal year ended October 31, 2001 which will be carried over to future years. The fund is not obligated to pay any unreimbursed expenses if the Distribution Plan is terminated or not renewed.

U.S. Global Brokerage, Inc., the principal underwriter for distribution of the fund's shares, and its affiliated persons, including Frank Holmes and Elias Suarez, have a direct or indirect financial interest in the operation of the fund's Distribution Plan and related Distribution Agreement.


Expenses that the fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan (Qualified Trustees). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties, there is reasonable likelihood that the Distribution Plan will benefit the fund and its shareholders. The Distribution Plan may be terminated at any time by a majority vote of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the fund.


                     CERTAIN PURCHASES OF SHARES OF THE FUND

The following information supplements the discussion of how to buy fund shares as discussed in the fund's prospectus.


Shares of the fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. NAV is determined by adding the value of the fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding. The methods available for purchasing shares of the fund are described in the Prospectus. In addition, shares of the fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and policies of the fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the fund. On any such "in kind" purchase, the following conditions will apply:


1. The securities offered by the investor in exchange for shares of the fund must not be restricted in any way as to resale or be otherwise illiquid;

2.   Securities of the same issuer must already exist in the fund's portfolio;

3. The securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the NYSE, or Nasdaq-AMEX;

4. Any securities so acquired by the fund will not comprise more than 5% of the fund's net assets at the time of such exchange;

5. No over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and

6.   The securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) a list to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the fund are valued. See the section titled Net Asset Value in the prospectus. The number of shares of the fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

The following information supplements the discussion of how to redeem fund shares as discussed in the fund's prospectus.

Suspension of Redemption Privileges. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC; (2) when an emergency exists, as defined by the SEC, which makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

Redemption in Kind. The Trust reserves the right to redeem shares of the fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the fund during any 90-day period for any one shareholder. Any shareholder of the fund receiving a redemption in kind would then have to pay brokerage fees in order to convert his fund investment into cash. All redemptions in kind will be made in marketable securities of the fund.

                         CALCULATION OF PERFORMANCE DATA

The performance quotations described below are based on historical earnings and are not intended to indicate future performance.

Total Return: The fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                       n
                                 P(1+T)  = ERV

        Where:  P       =       a hypothetical initial payment of $1,000
                T       =       average annual total return
                n       =       number of years
                ERV     =       ending redeemable value of a hypothetical
                                $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year or period.


The calculation assumes that (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and (c) all recurring fees charged to all shareholder accounts are included.

The annual total return for the fund follows:

CALCULATION OF PERFORMANCE DATA


The average annual total return for the fund for the periods ended October 31, 2001, are as follows:

     1 Year............................................................(40.55)%
     5 Years.............................................................8.33%
     Since Inception (October 17, 1994) ................................14.97%

Average Annual Total Return (After Taxes on Distributions): The fund may advertise performance in terms of average annual total return (after taxes on distributions) for 1-, 5- and 10-year periods, or for such lesser periods as the fund has been in existence. Average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

        Where:  P       =       A hypothetical initial payment of $1,000
                T       =       average annual total return
                                   (after taxes on distributions)
                n       =       number of years
                ATV     =       ending value of a  hypothetical  $1,000 payment
                   D            made at the beginning of the 1-, 5- or 10-year
                                periods at the end of the 1-, 5- or 10-year periods, after taxes on fund distributions but not after taxes on redemption.

The calculation assumes that (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by the fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

The average annual total return (after taxes on distributions) for the fund for the periods ended October 31, 2001, are as follows:

     1 Year ...........................................................(45.23)%
     5 Years ............................................................3.90%
     Since Inception (October 17, 1994) ................................11.31%

Average Annual Total Return (After Taxes on Distributions and Redemption): The fund may advertise performance in terms of average annual total return (after taxes on distributions and redemption) for 1-, 5- and 10-year periods, or for such lesser periods as the fund has been in existence. Average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                 P(1+T)n = ATV
                                              DR

     Where:     P       =       a hypothetical initial payment of $1,000
                T       =       average annual total return (after taxes on
                                  distributions and redemption)
                n       =       number of years
                ATV     =       ending value of a  hypothetical  $1,000  payment
                   DR           made at the  beginning of the 1-, 5- or 10-year
                                periods at the end of the 1-, 5- or 10-year periods, after taxes on fund distributions and redemption.

The calculation assumes that (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by the fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

The average annual total return (after taxes on distributions and redemption) for the fund for the periods ended October 31, 2001, are as follows:

     1 Year ...........................................................(21.55)%
     5 Years ............................................................5.83%
     Since Inception (October 17, 1994) ................................11.66%


Nonstandardized Total Return. The fund may provide the above described standard average annual total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the fund's operations. In addition, the fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under Average Annual Total Return except that no annualization is made.


Effect of Fee Waiver and Expense Reimbursement. From time to time, the Adviser has limited expenses, and without such limit, the fund's returns would have been less.

                                   TAX STATUS


Taxation of the Fund - In General. The fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). Accordingly, the fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.


To qualify as a regulated investment company, the fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (90% test); (b) satisfy certain diversification requirements at the close of each quarter of the fund's taxable year; and (c) distribute at least 90% of its net investment income and net short-term taxable gains for the fiscal year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending October 31 of the calendar year, and (3) any portion (not taxable to the fund) of the respective balance from the preceding calendar year. The fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

Taxation of the Fund's Investments. The fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and paid to shareholders of record in such a month, will be deemed to have been received December 31, if the fund pays the dividends during the following January.

Distributions by the fund will result in a reduction in the fair market value of the fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the fund just before a distribution. The price of shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U.S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the fund receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

Foreign Taxes. Income received by the fund from sources within any countries outside the United States in which the issuers of securities purchased by the fund are located may be subject to withholding and other taxes imposed by such countries.

If the fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the fund expects to meet the requirements of the Code for "passing-through" to its shareholders such foreign taxes paid, but there can be no assurance that the fund will be able to do so. Under the Code, if more than 50% of the value of the fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the fund will be eligible for, and intends to file, an election with the Internal Revenue Service to "pass-through" to the fund's shareholders the amount of such foreign income and withholding taxes paid by the fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the fund's taxable year whether the foreign taxes paid by the fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country; and
(b) the portion of dividends that represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation that is applied separately to "passive income," which includes, among other types of income, dividends, and interest.

The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of the prospectus and Statement of Additional Information. Shareholders should consult their tax advisors about the status of distributions from the fund in their own states and localities.

                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all funds of the Trust. With respect to the funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, audit and report on the fund's annual financial statements, review certain regulatory reports and the fund's federal income tax returns, and perform other professional, auditing, tax, and advisory services when engaged to do so by the Trust.

                                  FUND COUNSEL


General Counsel to the Adviser also serves as General Counsel to the Trust. The Adviser is reimbursed for time spent by the Adviser's staff attorneys on matters pertaining to the Trust. Pursuant to this arrangement, the fund reimbursed the Adviser $33,022 during the fiscal year ended October 31, 2001.


                         COUNSEL TO INDEPENDENT TRUSTEES

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, is counsel to the independent Trustees of the Trust.

                              FINANCIAL STATEMENTS


The financial statements for the fiscal year ended October 31, 2001 are hereby incorporated by reference from the U.S. Global Accolade Funds 2001 Annual Report to Shareholders dated October 31, 2001. The Trust will promptly provide a copy of the financial statements, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 781234, San Antonio, Texas 78278-1234, 1-800-873-8637
or (210) 308-1234.

 ................................................................................
                           U.S. GLOBAL ACCOLADE FUNDS















                                 MegaTrends Fund

                       Statement of Additional Information



















This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current prospectus (Prospectus) dated February 28, 2002. The financial statements for the MegaTrends Fund for the year ended October 31, 2001, and the Report of Independent Auditors thereon, are incorporated by reference from the fund's Annual Report dated October 31, 2001. Copies of the prospectus and the fund's Annual Report may be requested from U.S. Global Investors, Inc. (Adviser), 7900 Callaghan Road, San Antonio, Texas 78229 or 1-800-US-FUNDS (1-800-873-8637). In addition, copies of the Prospectus are available online at www.usfunds.com.

The date of this Statement of Additional Information is February 28, 2002.

                                TABLE OF CONTENTS
                                                                            PAGE

GENERAL INFORMATION............................................................1

FUND POLICIES..................................................................1

INVESTMENT STRATEGIES AND RISKS................................................2

PORTFOLIO TURNOVER.............................................................7

PORTFOLIO TRANSACTIONS.........................................................7

MANAGEMENT OF THE FUND.........................................................9

PRINCIPAL HOLDERS OF SECURITIES...............................................11

INVESTMENT ADVISORY SERVICES..................................................11

DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES..............................13

DISTRIBUTION PLAN.............................................................14

CERTAIN PURCHASES OF SHARES OF THE FUND.......................................15

ADDITIONAL INFORMATION ON REDEMPTIONS.........................................16

CALCULATION OF PERFORMANCE DATA...............................................16

TAX STATUS....................................................................18

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR..................................19

INDEPENDENT AUDITORS..........................................................19

FUND COUNSEL..................................................................20

COUNSEL TO INDEPENDENT TRUSTEES...............................................20

FINANCIAL STATEMENTS..........................................................20

                               GENERAL INFORMATION

U.S. Global Accolade Funds (Trust) is an open-end management investment company and a business trust organized April 16, 1993, under the laws of the Commonwealth of Massachusetts. The MegaTrends Fund (fund) is a series of the Trust and represents a separate, diversified portfolio of securities. The fund commenced operations on October 21, 1991, and became a series of the Trust on November 16, 1996, pursuant to a plan of reorganization.

The assets received by the Trust from the issuance or sale of shares of the fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to the fund. They constitute the underlying assets of the fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular series of the Trust, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions, out of the income belonging to the fund, as are declared by the Board. Upon liquidation of the Trust or the fund, shareholders of the fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

The Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. The Trustees serve for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual series, a separate vote of that series would be required. Shareholders of any series are not entitled to vote on any matter that does not affect their series.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                                  FUND POLICIES

The following information supplements the discussion of the fund's policies discussed in the fund's prospectus.

Investment Restrictions. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

Unless designated as such, none of the fund's policies is fundamental.

Fundamental Investment Restrictions. The fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the fund, which, as used herein, means the lesser of (1) 67% of the fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the fund are represented either in person or by proxy or (2) more than 50% of the fund's outstanding shares.

The fund may not:

1. Concentrate its investments in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.

3. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6. Engage in the business of underwriting securities, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

The fund may not:

1.       Pledge, mortgage, or hypothecate the assets of the fund.

2. Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) the fund may obtain such short term credits as are necessary for the clearance of transactions, and (iii) provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin or selling securities short.

3. Borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of a fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

4.       Invest more that 15% of its net assets in securities that are illiquid.

                         INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the fund's investment strategies and risks in the fund's prospectus.

Market Risk. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings, and other factors beyond the fund's control. The return and net asset value of the fund will fluctuate.

Real Estate Investment Trusts. The fund may invest in real estate investment trusts (REITs), which may subject the fund to many of the same risks related to the direct ownership of real estate. These risks may include declines in the value of real estate, risks related to economic factors, changes in demand for real estate, change in property taxes and property operating expenses, casualty losses, and changes to zoning laws. REITs are also dependent to some degree on the capabilities of the REIT manager. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of a portfolio's investment in that REIT.

Foreign Investments. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or the assets of the fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers, and issuers than in the United States.

American Depository Receipts. American Depository Receipts (ADRs) represent shares of foreign issuers. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are intended for use in the U.S. securities market, and ADRs in bearer form are intended for use in securities markets outside the United States. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers. There may not be a correlation between such information and the market value of the ADRs. For purposes of the fund's investment policies, the fund's investment in ADRs will be deemed to be investments in the underlying securities.

Convertible Securities. The fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

Warrants and Rights. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The fund may realize a loss equal to all or a portion of the price paid for the warrants or rights if the price of the underlying security decreases or does not increase by more than the amount paid for the warrants or rights.

Government and Corporate Debt. U.S. Government obligations include securities that are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities that have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Bank, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Also included are the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Bank, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury.

Quality Ratings of Corporate Bonds. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the fund may invest are as follows:

         Moody's Investors Service, Inc. Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what is generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Standard & Poor's Ratings Group. AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB and B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B the higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Risk Factors of Lower-Rated Securities. Lower-rated debt securities (commonly called "junk bonds") may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for lower-rated bonds and adversely affect their values. Such an economic downturn may be expected to result in increased price volatility of lower-rated bonds and of the value of the fund's shares, and an increase in issuers' defaults on such bonds.

Also, many issuers of lower-rated bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the securities in which the fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the fund's ability to recover full principal or to receive payments when senior securities are in default.

The credit rating of a security does not necessarily address its market value risk. Also, ratings may, from time to time, be changed to reflect developments in the issuer's financial condition. Lower-rated securities held by the fund have speculative characteristics that are apt to increase in number and significance with each lower rating category.

When the secondary market for lower-rated bonds becomes increasingly illiquid, or in the absence of readily available market quotations for lower-rated bonds, the relative lack of reliable, objective data makes the responsibility of the Trustees to value such securities more difficult, and judgment plays a greater role in the valuation of portfolio securities. In addition, increased illiquidity of the market for lower-rated bonds may affect the fund's ability to dispose of portfolio securities at a desirable price.

In addition, if the fund experiences unexpected net redemptions, it could be forced to sell all or a portion of its lower-rated bonds without regard to their investment merits, thereby decreasing the asset base upon which the fund's expenses can be spread and possibly reducing the fund's rate of return. Also, prices of lower-rated bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. Certain laws or regulations may have a material effect on the fund's investments in lower-rated bonds.

Commercial Paper and Other Money Market Instruments. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the fund's restriction on illiquid investments unless, in the judgment of the Sub-Adviser or Adviser, such note is liquid.

The fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The fund will only invest in bankers' acceptances of banks having a short-term rating of A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. The fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Repurchase Agreements. The fund may invest all or part of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements may be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the fund some loss if the value of the securities declined before liquidation. To reduce the risk of loss, the fund will enter into repurchase agreements only with institutions and dealers that the Adviser considers creditworthy.

Temporary Defensive Investment. For temporary defensive purposes during periods that, in the Sub-Adviser's opinion, present the fund with adverse changes in the economic, political or securities markets, the fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, money market instruments, or other high grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or repurchase agreements. When the fund is in a defensive investment position, it may not achieve its investment objectives.

When-issued or Delayed Delivery Securities. The fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based on changes in the general level of interest rates. Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The fund will segregate liquid securities in an amount at least equal in value to the fund's commitments to purchase securities on a when-issued or delayed delivery basis. If the value of these segregated assets declines, the fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Restricted and Illiquid Securities. The fund may invest up to 15% of its net assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to legal restrictions on resale or due to other factors that, in the Sub-Adviser's opinion, raise questions concerning the fund's ability to liquidate the securities in a timely and orderly way without substantial loss. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

Zero Coupon Securities. The fund may invest in zero coupon securities that pay no cash income and are sold at substantial discounts from their value at maturity. When held from issuance to maturity, their entire income, consisting of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest.

Securities Lending. The fund may lend its portfolio securities to qualified dealers or other institutional investors. When lending securities, the fund will receive cash or U.S. Government obligations as collateral for the loan. The fund may invest cash collateral in repurchase agreements, including repurchase agreements collateralized with high-quality liquid securities. Under the terms of the fund's current securities lending agreement, the fund's lending agent has guaranteed performance of the obligation of each borrower and each counterparty to each repurchase agreement in which cash collateral is invested.

Lending portfolio securities exposes the fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or high-quality securities, with the fund's custodian in an amount at least equal to the market value of the loaned securities. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the fund could experience delays and costs in recovering the securities loaned.

Borrowing. The fund may have to deal with unpredictable cash flows as shareholders purchase and redeem shares. Under adverse conditions, the fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease fund performance by increasing transaction expenses.

The fund may deal with unpredictable cash flows by borrowing money. Through such borrowings the fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

To the extent that the fund borrows money prior to selling securities, the fund would be leveraged such that the fund's net assets may appreciate or depreciate more than an unleveraged portfolio of similar securities. Since substantially all of the fund's assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the fund will increase more when the fund's portfolio assets increase in value and decrease more when the fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns that the fund earns on portfolio securities. Under adverse conditions, the fund might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

                               PORTFOLIO TURNOVER

The fund does not intend to use short-term trading as a primary means of achieving its investment objectives. However, the fund's rate of portfolio turnover will depend on market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Sub-Adviser. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the fund would not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. High turnover may result in the fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that the fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income and excise taxes (see "Taxes").

PORTFOLIO TURNOVER

For the fiscal periods shown below, the fund's portfolio turnover rate was:


            Fiscal Period                        Portfolio Turnover
     ----------------------------                ------------------
     Year ended October 31, 2001                        109%
     Year ended October 31, 2000                        168%



                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the fund and the placing of the fund's securities transactions and negotiation of commission rates, where applicable, are made by Leeb Capital Management, Inc. (Sub-Adviser) and are subject to review by the fund's Adviser and Board of Trustees of the fund. In the purchase and sale of portfolio securities, the Sub-Adviser seeks best execution for the fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

For the fiscal periods shown below, the fund paid brokerage fees as follows:


            Fiscal Period                           Brokerage Fees
     ----------------------------                   --------------
     Year ended October 31, 2001                        $63,330
     Year ended October 31, 2000                        $83,550
     Year ended October 31, 1999                        $60,391

The fund has no obligation to deal with any broker or dealer in the execution of securities transactions. Affiliates of the fund or of the Sub-Adviser may effect securities transactions that are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. Until November 1999, the Sub-Adviser owned a limited partnership interest in Brimberg & Co., L.P. (Brimberg), a registered broker-dealer.

The Sub-Adviser may use research services provided by and place securities transactions with Leeb Brokerage Services, L.L.C., an affiliated broker-dealer of the Sub-Adviser, if the commissions are fair, reasonable and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Leeb Brokerage Services, L.L.C. was established in April 1999.

During the fiscal periods shown below, the fund paid Brimberg Brokerage and Leeb Brokerage Services, L.L.C. the following commissions:



             Fiscal Period         Brimberg   Percentage   Leeb Brokerage   Percentage
     ---------------------------   --------   ----------   --------------   ----------
     Year ended October 31, 2001     $  0          0%          $54,705         86%
     Year ended October 31, 2000     $  0          0%          $76,903         92%
     Year ended October 31, 1999     $180        .30%          $21,067         35%

During the year ended October 31, 2000 and 2001, 100% of the brokerage fees were paid to brokers or dealers who provided research services to the Sub-Adviser.

The fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. In order for an affiliated broker to effect such transactions for the fund, the commissions, fees, or other remuneration received by such affiliated broker must be reasonable and fair, compared with the commissions, fees, or other remuneration paid to other brokers in comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period. This standard would allow the affiliated broker to receive no more than the remuneration that an unaffiliated broker would receive in a commensurate arm's-length transaction. Furthermore, the Board of Trustees, including a majority of the Trustees who are not "interested" Trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees, or other remuneration paid to an affiliated broker are consistent with this standard. In addition, the Sub-Adviser has represented that commissions received by either Brimberg or Leeb Brokerage Services, L.L.C. from the fund are excluded when calculating the profit of the Sub-Adviser and/or Dr. Leeb, as a Brimberg limited partner or as a member of Leeb Brokerage Services, L.L.C.

Generally, the fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the fund may be purchased directly from the issuer. However, the Adviser or Sub-Adviser may occasionally purchase securities that are not listed on a national securities exchange or quoted on Nasdaq-AMEX, but are instead traded in the over-the-counter market. With respect to transactions executed in the over-the-counter market, the Adviser or Sub-Adviser will usually deal through market makers but may deal through its selected broker-dealers and pay a commission on such transactionsif the Adviser or Sub-Adviser believes that the execution and brokerage services received justify use of broker-dealers in these over-the-counter transactions.


The Adviser and Sub-Adviser are specifically authorized to select brokers who also provide brokerage and research services to the fund and/or other accounts over which the Adviser or Sub-Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser or Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's or Sub-Adviser's overall responsibilities with respect to the fund and to accounts over which they exercise investment discretion.

Research services include securities and economic analysis, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the fund and the Adviser or Sub-Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the fund effects securities transactions may be used by the Adviser or Sub-Adviser in servicing all of its accounts and not all such services may be used by the Adviser or Sub-Adviser in connection with the fund.

                             MANAGEMENT OF THE FUND


The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as executive and audit committee members. The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.

                         TRUST
   NAME AND ADDRESS     POSITION         AGE         PRINCIPAL OCCUPATION
---------------------   --------         ---    ------------------------------

J. Michael Belz         Trustee          49     President  and Chief  Executive
1635 NE Loop 410                                Officer   of   Catholic    Life
San Antonio, TX 78209                           Insurance from 1984 to present.

Richard E. Hughs        Trustee          65     Business consultant.  Professor
11 Dennin Drive                                 Emeritus since  September 2001;
Menands, NY 12204                               Professor,  School of Business,
                                                State University of New York at
                                                Albany   from   1990  to  2001;
                                                Director  of the  MBA  program,
                                                1996 -  2001;  Director  of the
                                                Institute  for the  Advancement
                                                of Health Care Management, 1994
                                                -   1996;   Dean,   School   of
                                                Business  1990-1994.  Corporate
                                                Vice President,  Sierra Pacific
                                                Resources, Reno, NV, 1985-1990.
                                                Dean and Professor,  College of
                                                Business        Administration,
                                                University  of  Nevada,   Reno,
                                                1977-1985.    Associate   Dean,
                                                Stern School of  Business,  New
                                                York University, New York City,
                                                1970-1977.

Clark R. Mandigo        Trustee          58     Restaurant  operator,  business
1250 NE Loop 410                                consultant   since  1991.  From
Suite 900                                       1985 to 1991, President,  Chief
San Antonio, TX                                 Executive Officer, and Director
78209                                           of  Intelogic  Trace,  Inc.,  a
                                                nationwide  company  that sold,
                                                leased and maintained computers
                                                and telecommunications  systems
                                                and  equipment.  Prior to 1985,
                                                President   of  BHP   Petroleum
                                                (Americas),  Ltd.,  an oil  and
                                                gas exploration and development
                                                company.  Director of Lone Star
                                                Steakhouse  & Saloon,  Inc. and
                                                Horizon     Organic     Holding
                                                Corporation.     Trustee    for
                                                Pauze/Swanson  United  Services
                                                Funds  from  November  1993  to
                                                February 1996.

                         TRUST
   NAME AND ADDRESS     POSITION         AGE         PRINCIPAL OCCUPATION
---------------------   --------         ---   -------------------------------

Frank E. Holmes*        Trustee,         46    Chairman   of  the   Board   of
                        Pesident,              Directors  and Chief  Executive
                        Chief                  Officer  and  Chief  Investment
                        Executive              Officer of the  Adviser.  Since
                        Officer,               October  1989,  Mr.  Holmes has
                        Chief                  served and  continues  to serve
                        Investment             in various  positions  with the
                        Officer                Adviser, its subsidiaries,  and
                                               the  investment   companies  it
                                               sponsors.  Director of Franc-Or
                                               Resource  Corp.  from  November
                                               1994 to November  1996 and from
                                               June 2000 to present.  Director
                                               of  Adventure  Capital  Limited
                                               from  January 1996 to July 1997
                                               and  Director  of Vedron  Gold,
                                               Inc.  from August 1996 to March
                                               1997.    Director    of   71316
                                               Ontario,  Inc. since April 1987
                                               and    of    F.    E.    Holmes
                                               Organization,  Inc.  since July
                                               1978.   Director   of  Marleau,
                                               Lemire Inc.  from  January 1995
                                               to January  1996.  Director  of
                                               United  Services  Canada,  Inc.
                                               from  February 1995 to November
                                               1997   and   Chief    Executive
                                               Officer from February to August
                                               1995.

Susan B. McGee          Executive Vice   42    President,  Corporate Secretary
                        President,             and  General   Counsel  of  the
                        Secretary,             Adviser.  Since September 1992,
                        General Counsel        Ms.   McGee  has   served   and
                                               continues  to serve in  various
                                               positions with the Adviser, its
                                               subsidiaries,      and      the
                                               investment     companies     it
                                               sponsors.


Bobby D. Duncan         Treasurer        44    Chief  Financial   Officer  and
                                               Chief Operating  Officer of the
                                               Adviser  since  December  2000.
                                               Mr. Duncan previously served in
                                               various   positions   with  the
                                               Adviser, its subsidiaries,  and
                                               the  investment   companies  it
                                               sponsors   from   January  1985
                                               through May 1997. President and
                                               owner   of  IMFS,   Inc.   from
                                               January 1998 to present.  Chief
                                               Financial  Officer  of  Robbins
                                               Research   International   from
                                               October   1999  to  May   2000.
                                               Professor  at  Sul  Ross  State
                                               University  from August 2000 to
                                               December 2000.

Elias Suarez            Vice President   40    Vice  President of the Adviser.
                                               Since March of 1992, Mr. Suarez
                                               served and  continues  to serve
                                               in various  positions  with the
                                               Adviser and its subsidiaries.

*Mr. Holmes is considered an interested director.



COMPENSATION TABLE

                               TOTAL COMPENSATION FROM U.S. GLOBAL         TOTAL COMPENSATION FROM U.S. GLOBAL
           NAME                ACCOLADE FUNDS(1) TO BOARD MEMBERS             FUND COMPLEX(2) TO BOARD MEMBERS
     -----------------         -----------------------------------         -----------------------------------
     J. Michael Belz,                       $20,000                                     $20,000
       Trustee
     Frank E. Holmes,                       $     0                                     $     0
       Trustee, President,
       CEO, CIO
     Richard Hughs,                         $24,000                                     $24,000
       Trustee
     Clark R. Mandigo,                      $18,000                                     $43,700
       Trustee
     ---------------------------
     (1)  Includes compensation related to three fund portfolios.
     (2)  Total compensation paid by the U.S. Global Fund complex for the period ended  October 31, 2001.  As of this date,  there were  fourteen  fund portfolios  in the complex.  Mr.  Holmes and Mr.  Mandigo serve on all fourteen funds; Mr. Belz and Dr. Hughs serve on three fund portfolios.


CODE OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics (the "Code") in accordance with Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Code allows access persons to purchase and sell securities for their own accounts, subject to certain reporting requirements and trading restrictions. The Code prohibits all persons subject to the Code from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by a Fund for a certain prescribed period of time. The foregoing description is qualified in its entirety by the Code, a copy of which has been filed with the Securities and Exchange Commission.

                         PRINCIPAL HOLDERS OF SECURITIES

As of January 28, 2002, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the fund. As of February, no person owned of record, or beneficially, more than 5% of the outstanding shares of the fund.

                          INVESTMENT ADVISORY SERVICES

The fund's investment advisor is U.S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994, and amended November 15, 1996. Frank E. Holmes, Chief Executive Officer and a Director of the Adviser, and Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the fund's prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and Trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for a part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

MANAGEMENT FEES

For the fiscal periods shown below, the fund paid the Adviser the following advisory fees (net of expenses paid by the Adviser or voluntary fee reimbursements):


             Fiscal Period                           Management Fee
     ---------------------------                     --------------
     Year ended October 31, 2001                        $170,680
     Year ended October 31, 2000                        $174,599
     Year ended October 31, 1999                        $194,271



The Trust pays all other expenses for its operations and activities. The fund pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and Trustee meetings, expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specified.

The Trust and the Adviser, in connection with the fund, have entered into a sub-advisory agreement with Leeb Capital Management, Inc. (Sub-Adviser). In connection with such services, the Adviser pays the Sub-Adviser; therefore, the fund is not responsible for the Sub-Adviser's fee. The management fee paid to the Sub-Adviser is paid by the Adviser out of its management fee and does not increase the expenses of the fund. The Advisor pays the Sub-Advisor 50 percent of the of the one percent management fee received from the fund net of any mutually agreed upon fee waivers, expense caps and reimbursements, if any. In addition, the Advisor and the Sub-Advisor will share expenses associated with marketing the fund's shares equally to the extent such marketing expenses exceed the 12b-1 plan expenditures by the fund.

For the fiscal periods shown below, the Adviser paid the Sub-Adviser the following sub-adviser fees:


            Fiscal Period                           Sub-Adviser Fee
     ---------------------------                    ---------------
     Year ended October 31, 2001                        $85,340
     Year ended October 31, 2000                        $87,300
     Year ended October 31, 1999                        $97,136


The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the fund and was submitted for approval by shareholders of the fund at the initial meeting of shareholders. The advisory agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to the fund, as long as it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the fund (as defined in the Investment Company Act of 1940 [1940 Act]) or by the Board of Trustees of the Trust, and
(ii) a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.


In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalizations. In general, the Adviser invests in start-up companies in the natural resources or technology fields.

Sub-Adviser Disciplinary History. Dr. Leeb and the Sub-Adviser have consented to, without admitting or denying any of the charges, two SEC orders. The order dated January 16, 1996, related to certain advertisements for a newsletter edited by Dr. Leeb. Dr. Leeb was neither the owner nor the publisher of the newsletter. The order dated July 4, 1995, related to certain recordkeeping requirements and requirements governing client solicitations. Considered jointly, the orders allege that Dr. Leeb and other respondents willfully violated, or aided and abetted violations of various provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Advisers Act of 1940. Dr. Leeb and the other respondents agreed to certain remedial sanctions including censure, cease and desist orders, payment of civil money penalties, and the implementation of certain procedures to ensure their compliance with the federal securities laws. Neither the MegaTrends Fund nor the predecessor fund was a party to either proceeding.

Three states issued orders against the Sub-Adviser for conducting advisory business in their states without prior registration as an investment adviser. The Sub-Adviser agreed to cease and desist such practice, paid fines, and registered in each state.

                DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a subsidiary of the Adviser (U.S. Global Brokerage), is the principal underwriter and agent for distribution of the fund's shares. U.S. Global Brokerage is obligated to use all reasonable efforts, consistent with its other business, to secure purchasers for the fund's shares, which are offered on a continuous basis.

Beginning September 3, 1998, U.S. Global Brokerage commenced marketing the fund and distributing the fund's shares pursuant to a Distribution Agreement between the Trust and U.S. Global Brokerage (Distribution Agreement). Under the Distribution Agreement, U.S. Global Brokerage may enter into agreements with selling brokers, financial planners, and other financial representatives for the sale of the fund's shares. Following such sales, the fund will receive the net asset value per share and U.S. Global Brokerage will retain the applicable sales charge, if any, subject to any reallowance obligations of U.S. Global Brokerage in its selling agreements and/or as set forth in the Prospectus and/or herein with respect to the fund's shares.

Pursuant to the Distribution Agreement, the annual fee for distribution and distribution support services on behalf of the Trust is $24,000, payable $2,000 per month. The fee is allocated among the portfolios of the Trust, including the fund, in equal amounts. In addition, the Trust is responsible for the payment of all fees and expenses (i) in connection with the preparation, setting in type and filing of any registration statement under the 1933 Act, and any amendments thereto, for the issuance of the fund's shares; (ii) in connection with the registration and qualification of the fund's shares for sale in states in which the Board of Trustees shall determine it advisable to qualify such shares for sale; (iii) of preparing, setting in type, printing and mailing any report or other communication to holders of the fund's shares in their capacity as such; and (iv) of preparing, setting in type, printing and mailing Prospectuses, SAIs, and any supplements thereto, sent to existing holders of the fund's shares. To the extent not covered by any Distribution Plan of the Trust pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan) and/or agreements between the Trust and investment advisers providing services to the Trust, U.S. Global Brokerage is responsible for paying the cost of (i) printing and distributing Prospectuses, SAIs and reports prepared for its use in connection with the offering of the fund's shares for sale to the public; (ii) any other literature used in connection with such offering; (iii) advertising in connection with such offering; and (iv) any additional out-of-pocket expenses incurred in connection with these costs. Notwithstanding the above, and subject to and calculated in accordance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (NASD), if during the annual period the total of (i) the compensation payable to U.S. Global Brokerage and (ii) amounts payable under the Distribution Plan exceeds 0.25% of the fund's average daily net assets, U.S. Global Brokerage will rebate that portion of its fee necessary to result in the total of (i) and (ii) above not exceeding 0.25% of the fund's average daily net assets. The payment of compensation and reimbursement of expenditures is authorized pursuant to the Distribution Plan and is contingent upon the continued effectiveness of the Distribution Plan.

The Distribution Agreement continues in effect from year to year, provided continuance is approved at least annually by either (i) the vote of a majority of the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement; however, the Distribution Agreement may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, or by vote of a majority of the outstanding voting securities of the Trust, on not more than sixty (60) days' written notice by the Trust. For these purposes, the term "vote of a majority of the outstanding voting securities" is deemed to have the meaning specified in the 1940 Act and the rules enacted thereunder.


The Transfer Agency Agreement with the Trust provides for the fund to pay United Shareholder Services, Inc. (USSI) an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with USSI, the fund pays to USSI a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions (including institutions affiliated with USSI), which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Trust shares at the institution. These fees, in lieu of the annual fee of $23.00 per account, are paid to such institutions by USSI for their services. In addition, the fund bears certain other transfer agent expenses such as the costs of record retention and postage, internet services, and the telephone and line charges (including the toll-free 800 service) used by shareholders to contact USSI. USSI also acts as the funds dividend-paying agent. For the fiscal year ended October 31, 2001, the fund paid a total of $29,958 for transfer agency fees and expenses.


Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, has maintained the books and records of the Trust and of each fund since November 1997.

FUND ACCOUNTING EXPENSES

For the fiscal periods shown below, the fund paid Brown Brothers Harriman & Co. the following amounts for portfolio accounting services:


                                                       Fees to
                                                    Brown Brothers
           Fiscal Period                            Harriman & Co.
     ---------------------------                   ----------------
     Year ended October 31, 2001                        $40,000
     Year ended October 31, 2000                        $40,000
     Year ended October 31, 1999                        $42,159


A&B Mailers, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. For the fiscal year ending October 31, 2001, the fund paid A&B Mailers, Inc. $7,156 for mail handling services.



                                DISTRIBUTION PLAN

In 1996, the fund adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan). The Distribution Plan allows the fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of fund shares, including personal services provided to prospective and existing fund shareholders, which includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.


The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the fund's net assets annually. For the fiscal year ended October 31, 2001, the fund paid a total of $37,207 in distribution fees. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued pursuant to the Distribution Plan in the current or future periods if the 0.25% limitation is never exceeded.

Expenses of the fund in connection with the Distribution Plan paid in the fiscal year ended October 31, 2001, are set forth in the table below.


      Advertising     Prospectus    Distribution      Compensation to      Travel & Promotion       Postage &
     & Literature      Printing         Fees          Broker/Dealers            Expenses             Mailing
     ------------      --------         ----          --------------            --------             -------
        $19,228         $4,312         $2,836             $8,211                 $1,807               $314


There were no unreimbursed expenses incurred under the Distribution Plan during the fiscal year ended October 31, 2001, which will be carried over to future years. The fund is not legally obligated to pay any unreimbursed expenses if the Distribution Plan is terminated.

U.S. Global Brokerage, Inc., the principal underwriter for distribution of the fund's shares, and its affiliated persons, including Frank Holmes and Elias Suarez have a direct or indirect financial interest in the operation of the fund's Distribution Plan and related Distribution Agreement.


Expenses that the fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan (Qualified Trustees). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties, there is reasonable likelihood that the Distribution Plan will benefit the fund and its shareholders. The Distribution Plan may be terminated anytime by a majority vote of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the fund.

                     CERTAIN PURCHASES OF SHARES OF THE FUND

The following information supplements the discussion of how to buy fund shares as discussed in the fund's prospectus.


Shares of the fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. NAV is determined by ading the value of the fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding. The methods available for purchasing shares of the fund are described in the Prospectus. In addition, shares of the fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and policies of the fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the fund. On any such "in kind" purchase, the following conditions will apply:


1. The securities offered by the investor in exchange for shares of the fund must not be restricted in any way as to resale or be otherwise illiquid;

2.   Securities of the same issuer must already exist in the fund's portfolio;

3. The securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the New York Stock Exchange (NYSE), or Nasdaq-American Stock Exchange (Nasdaq-AMEX);

4. Any securities so acquired by the fund will not comprise more than 5% of the fund's net assets at the time of such exchange;

5. No over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and

6.   The securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) a list to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the fund are valued. See the section titled Net Asset Value in the prospectus. The number of shares of the fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

The following information supplements the discussion of how to redeem fund shares as discussed in the fund's prospectus.

Suspension of Redemption Privileges. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC; (2) when an emergency exists, as defined by the SEC, which makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

Redemption in Kind. The Trust reserves the right to redeem shares of the fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the fund during any 90-day period for any one shareholder. Any shareholder of the fund receiving a redemption in kind would then have to pay brokerage fees in order to convert his fund investment into cash. All redemptions in kind will be made in marketable securities of the fund.

                         CALCULATION OF PERFORMANCE DATA

The performance quotations described below are based on historical earnings and are not intended to indicate future performance.


Average Annual Total Return. The fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                       n
                                 P(1+T)  = ERV

        Where:  P       =       a hypothetical initial payment of $1,000
                T       =       average annual total return
                n       =       number of years
                ERV     =       ending redeemable value of a hypothetical
                                $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year or period.


The calculation assumes that (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and (c) all recurring fees charged to all shareholder accounts are included.

CALCULATION OF PERFORMANCE DATA

The average annual total return for the fund for the periods ended October 31, 2001, are as follows:

     1 Year.....................................................(17.40)%
     5 Years......................................................6.20%
     10 Years.....................................................7.58%

Average Annual Total Return (After Taxes on Distributions): The fund may advertise performance in terms of average annual total return (after taxes on distributions) for 1-, 5- and 10-year periods, or for such lesser periods as the fund has been in existence. Average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:


                                       n
                                 P(1+T)  = ATV
                                              D

        Where:  P       =       A hypothetical initial payment of $1,000
                T       =       average annual total return
                                   (after taxes on distributions)
                n       =       number of years
                ATV     =       ending value of a  hypothetical  $1,000 payment
                   D            made at the beginning of the 1-, 5- or 10-year
                                periods at the end of the 1-, 5- or 10-year periods, after taxes on fund distributions but not after taxes on redemption.


The calculation assumes that (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by the fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

The average annual total return (after taxes on distributions) for the fund for the periods ended October 31, 2001, are as follows:

     1 Year ....................................................(19.21)%
     5 Years .....................................................3.49%
     10 Years.....................................................5.33%


Average Annual Total Return (After Taxes on Distributions and Redemption): The fund may advertise performance in terms of average annual total return (after taxes on distributions and redemption) for 1-, 5- and 10-year periods, or for such lesser periods as the fund has been in existence. Average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:


                                 P(1+T)n = ATV
                                              DR

     Where:     P       =       a hypothetical initial payment of $1,000
                T       =       average annual total return (after taxes on
                                  distributions and redemption)
                n       =       number of years
                ATV     =       ending value of a  hypothetical  $1,000  payment
                   DR           made at the  beginning of the 1-, 5- or 10-year
                                periods at the end of the 1-, 5- or 10-year periods, after taxes on fund distributions and redemption.



The calculation assumes that (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by the fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

The average annual total return (after taxes on distributions and redemption) for the fund for the periods ended October 31, 2001, are as follows:

     1 Year ....................................................(8.75)%
     5 Years ....................................................4.52%
     10 Years....................................................5.60%

Nonstandardized Total Return. The fund may provide the above described standard average annual total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the fund's operations. In addition, the fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under Average Annual Total Return except that no annualization is made.

Effect of Fee Waiver and Expense Reimbursement. From time to time, the Adviser has limited expenses, and without such limit, the fund's returns would have been less.

                                   TAX STATUS


Taxation of the Fund - In General. The fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). Accordingly, the fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.


To qualify as a regulated investment company, the fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (90% test); and (b) satisfy certain diversification requirements at the close of each quarter of the fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending October 31 of the calendar year, and (3) any portion (not taxable to the fund) of the respective balance from the preceding calendar year. The fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

Taxation of the Fund's Investments. The fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and paid to shareholders of record in such a month, will be deemed to have been received December 31, if the fund pays the dividends during the following January.

Distributions by the fund will result in a reduction in the fair market value of the fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the fund just before a distribution. The price of shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U.S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the fund receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

Foreign Taxes. Income received by the fund from sources within any countries outside the United States in which the issuers of securities purchased by the fund are located may be subject to withholding and other taxes imposed by such countries.

If the fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the fund expects to meet the requirements of the Code for "passing-through" to its shareholders such foreign taxes paid, but there can be no assurance that the fund will be able to do so. Under the Code, if more than 50% of the value of the fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the fund will be eligible for, and intends to file, an election with the Internal Revenue Service to "pass-through" to the fund's shareholders the amount of such foreign income and withholding taxes paid by the fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the fund's taxable year whether the foreign taxes paid by the fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country; and
(b) the portion of dividends that represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation that is applied separately to "passive income," which includes, among other types of income, dividends, and interest.

The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of the prospectus and Statement of Additional Information. Shareholders should consult their tax advisors about the status of distributions from the fund in their own states and localities.

                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all funds of the Trust. With respect to the funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, audit and report on the fund's annual financial statements, review certain regulatory reports and the fund's federal income tax returns, and perform other professional, auditing, tax, and advisory services when engaged to do so by the Trust.

                                  FUND COUNSEL


General Counsel to the Adviser, also serves as General Counsel to the Trust. The Adviser is reimbursed for time spent by the Adviser's staff attorneys on matters pertaining to the Trust. Pursuant to this arrangement, the fund reimbursed the Adviser $4,128 during the fiscal year ended October 31, 2001.


                         COUNSEL TO INDEPENDENT TRUSTEES

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, is counsel to the independent Trustees of the Trust.

                              FINANCIAL STATEMENTS


The financial statements for the fiscal year ended October 31, 2001, are hereby incorporated by reference from the U.S. Global Accolade Funds 2001 Annual Report to Shareholders dated October 31, 2001. The Trust will promptly provide a copy of the financial statements, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 781234, San Antonio, Texas 78278-1234, 1-800-873-8637
or (210) 308-1234.

 ................................................................................

                           U.S. GLOBAL ACCOLADE FUNDS








                          Regent Eastern European Fund


                       Statement of Additional Information








This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current prospectus (Prospectus) dated February 28, 2002. The financial statements for the Regent Eastern European Fund for the year ended October 31, 2001, and the Report of Independent Auditors thereon, are incorporated by reference from the funds Annual Report dated October 31, 2001. Copies of the prospectus and the fund's Annual Report may be requested from U.S. Global Investors, Inc. (Adviser), 7900 Callaghan Road, San Antonio, Texas 78229, or 1-800-US-FUNDS (1-800-873-8637). In addition, copies of the Prospectus are available online at www.usfunds.com.

The date of this Statement of Additional Information is February 28, 2002.

                                TABLE OF CONTENTS


                                                                          PAGE

GENERAL INFORMATION..........................................................1

FUND POLICIES................................................................1

INVESTMENT STRATEGIES AND RISKS..............................................2

PORTFOLIO TURNOVER..........................................................14

PORTFOLIO TRANSACTIONS......................................................14

MANAGEMENT OF THE FUND......................................................15

PRINCIPAL HOLDERS OF SECURITIES.............................................17

INVESTMENT ADVISORY SERVICES................................................18

DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES............................19

DISTRIBUTION PLAN...........................................................20

CERTAIN PURCHASES OF SHARES OF THE FUND.....................................21

ADDITIONAL INFORMATION ON REDEMPTIONS.......................................22

CALCULATION OF PERFORMANCE DATA.............................................22

TAX STATUS..................................................................24

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR................................25

INDEPENDENT AUDITORS........................................................25

FUND COUNSEL................................................................26

COUNSEL TO INDEPENDENT TRUSTEES.............................................26

FINANCIAL STATEMENTS........................................................26

                               GENERAL INFORMATION


U.S. Global Accolade Funds (Trust) is an open-end management investment company and is a business trust organized on April 16, 1993 under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities. This Statement of Additional Information (SAI) presents important information concerning the Regent Eastern European Fund (fund) and should be read in conjunction with the Prospectus. The fund commenced operations on March 31, 1997.

The assets received by the Trust from the issuance or sale of shares of the fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to the fund. They constitute the underlying assets of the fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular series of the Trust, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions, out of the income belonging to the fund, as are declared by the Board. Upon liquidation of the Trust or the fund, shareholders of the fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

The Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. The Trustees serve for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual series, a separate vote of that series would be required. Shareholders of any series are not entitled to vote on any matter that does not affect their series.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                                  FUND POLICIES

The following information supplements the discussion of the fund's policies discussed in the fund's prospectus.

INVESTMENT RESTRICTIONS. If a percentage investment restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the following restrictions.

Unless designated as such, none of the fund's policies is fundamental.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the fund, which, as used herein, means the lesser of: (1) 67% of the fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the fund are represented either in person or by proxy, or
(2) more than 50% of the fund's outstanding shares.

THE FUND MAY NOT:

1. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Engage in the business of underwriting securities, except to the extent that the fund may be deemed an underwriter in connection with the disposition of portfolio securities.

4. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.

5.   Purchase physical commodities or contracts related to physical commodities.

6. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7. Concentrate its investments in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

THE FUND MAY NOT:

1. Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) the fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin or selling securities short.

2. Borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of a fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

3.   Invest more than 15% of its net assets in illiquid securities.

4.   Invest more than 5% of its net assets in options.

                         INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the fund's investment strategies and risks in the fund's Prospectus.

MARKET RISK. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings, and other factors beyond the fund's control. The return and net asset value of the fund will fluctuate.

SECURITIES LENDING. The fund may lend its portfolio securities to qualified dealers or other institutional investors. When lending securities, the fund will receive cash, U.S. Government obligations, or irrevocable letters of credit as collateral for the loan. The fund may invest cash collateral in repurchase agreements, including repurchase agreements collateralized with non-governmental securities. Under the terms of the fund's current securities lending agreement, the fund's lending agent has guaranteed performance of the obligation of each borrower and each counter party to each repurchase agreement in which cash collateral is invested.

Lending portfolio securities exposes the fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or high-quality securities, with the fund's custodian in an amount at least equal to the market value of the loaned securities. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the fund could experience delays and costs in recovering the securities loaned.

BORROWING. The fund may have to deal with unpredictable cash flows as shareholders purchase and redeem shares. Under adverse conditions, the fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease fund performance by increasing transaction expenses.

The fund may deal with unpredictable cash flows by borrowing money. Through such borrowings, the fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

To the extent that the fund borrows money before selling securities, the fund would be leveraged such that the fund's net assets may appreciate or depreciate more than an unleveraged portfolio of similar securities. Since substantially all of the fund's assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the fund will increase more when the fund's portfolio assets increase in value and decrease more when the fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns that the fund earns on portfolio securities. Under adverse conditions, the fund might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

TEMPORARY DEFENSIVE INVESTMENT. For temporary defensive purposes during periods that, in the Sub-Adviser's opinion, present the fund with adverse changes in the economic, political or securities markets, the fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, money market instruments, or other high grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or repurchase agreements. When the fund is in a defensive investment position, it may not achieve its investment objective.

COMMERCIAL PAPER AND OTHER MONEY MARKET INSTRUMENTS. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the fund's restriction on illiquid investments unless, in the judgment of the Sub-Adviser, such note is liquid.

The fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, foreign exchange rates, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States are, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

AMERICAN DEPOSITORY RECEIPTS AND GLOBAL DEPOSITORY RECEIPTS. ADRs are depository receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depository receipts in registered form are designed for use in the U.S. securities market, and depository receipts in bearer form are designed for use in securities markets outside the United States. Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the United States; and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts. For purposes of the fund's investment policies, the fund's investments in depository receipts will be deemed investments in the underlying securities.

EMERGING MARKETS. Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the risks listed below before making an investment in the fund. Investing in emerging markets is considered speculative and involves the risk of total loss. Because the fund's investments will be subject to the market fluctuations and risks inherent in all investments, there can be no assurance that the fund's stated objective will be realized. The fund's Adviser and Sub-Adviser will seek to minimize these risks through professional management and investment diversification. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

Risks of investing in emerging markets include:

1. The risk that the fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

2. The fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations The relatively small market capitalization and trading volume of emerging market securities may cause the fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms, which are inherent in the markets of more developed nations, may lead to turmoil in the marketplace, as well as the inability of the fund to liquidate its investments;

3. Greater social, economic and political uncertainty (including the risk of war);

4. Greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets;

5. Currency exchange rate fluctuations and the lack of available currency hedging instruments;

6.   Higher rates of inflation;

7. Controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars;

8.   Greater governmental involvement in and control over the economy;

9. The fact that emerging market companies may be smaller, less seasoned and newly organized;

10. The difference in, or lack of, auditing and financial reporting standards that may result in unavailability of material information about issuers;

11. The fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value;

12. The fact that statistical information regarding the economy of many emerging market countries may be inaccurate or not comparable to statistical information regarding the United States or other economies;

13.  Less extensive regulation of the securities markets;

14. Certain considerations regarding the maintenance of fund portfolio securities and cash with foreign sub-custodians and securities depositories;

15. The risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

16. The risk that the fund may be subject to income, capital gains or withholding taxes imposed by emerging market countries or other foreign governments. The fund intends to elect, when eligible, to "pass through" to the fund's shareholders the amount of foreign income tax and similar taxes paid by the fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

17. The fact that the fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks;

18. The risk that enterprises in which the fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the fund's investment in that company. Restrictive or over regulation may therefore be a form of indirect nationalization;

19. The risk that businesses in emerging markets have only a very recent history of operating within a market-oriented economy. In general, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology, and (iii) sufficient capital base with which to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move towards a more market-oriented economy;

20. The fact that the Sub-Adviser may engage in hedging transactions in an attempt to hedge the fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

21. Disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the fund. As a non-fundamental policy, the fund will not invest more than 15% of its net assets in illiquid securities.

22. In addition to the emerging markets risks described above, each individual Eastern European country also necessarily involves special risks, which may be unique to that country. Following is a brief description of special risks, which may be incurred when the fund invests in the Czech Republic, Hungary, Poland, Russia, and the Slovak Republic.

THE CZECH REPUBLIC. The Prague Stock Exchange opened in April 1993 with 12 monetary institutions and 5 brokerage firms as its founding shareholders. The trading and information systems are based on a central automated trading system. The market price of securities is set in this automated system once a day, although a number of the largest stocks on the market now trade through a continuous system. Direct trades are concluded between members, recorded in the automated trading system, and settled through the Exchange Register of Securities. Only members of the Prague Stock Exchange can be participants in automated trades in blocks of securities.

Another method of trading is the over-the-counter market, which operates by directly accessing the Securities Centre. The Securities Act allows for off-exchange trading, which primarily benefits the millions of local shareholders who hold shares because of the original privatization of Czech industry.

Concluded exchange deals are cleared by Securities Register Ltd., an offshoot of the Prague Stock Exchange. All exchange deals between members are guaranteed clearing; a guarantee fund covers the risks and liabilities inherent in exchange trading.

HUNGARY. In 1995, the Hungarian government implemented a new stabilization program that would privatize state enterprises and state owned banks. Significant privatization in recent years includes oil and gas companies, gas and electricity distribution companies, and partial privatization of telecommunications, commercial banking, and television companies. The private sector now accounts for approximately 70% of GDP, compared with only 10% at the end of 1990. It is unclear whether a consolidation of ownership has occurred or will occur as a result of privatization.

Hungary submitted its application for European Union membership in March 1994 and, because of its having met the bulk of its obligations under the Europe Agreement, the Commission has agreed to commence negotiations with them for membership.

The Budapest Commodity and Stock Exchange opened in 1864 and became one of the largest markets in Central Europe. After the Second World War, the exchange was closed down by the Communists and reopened 42 years later in June 1990. The Budapest Stock Exchange is a two-tier market consisting of listed and traded stocks. The over-the-counter market is not regulated and any public company's shares can be traded on it.

POLAND. The Act establishing the Warsaw Stock Exchange (1991) provided the basic legal framework for securities activities. The Law on Public Trading in Securities and trust funds (1991) regulates the public offerings of securities, the establishment of open-end investment funds and the operations of securities brokers. Polish equities are held on a paperless book-entry system, based on a computerized central depository. For listed securities, it is a requirement that trades take place through the market for the change of ownership to take place.

RUSSIA. Russia does not have a centralized stock exchange, although exchange activity has developed regionally and shares are now traded on exchanges located throughout the country. The majority of stocks in Russia are traded on the over-the-counter market. It is through the over-the-counter market that foreign investors typically participate in the Russian equity market.

The largest problem in the equity market continues to be shareholders' property rights. In Russia, the only proof of ownership of shares is an entry in the shareholders' register. Despite a presidential decree requiring companies with over 1,000 shareholders to have an independent body to act as its registrar, in practice a company's register is still susceptible to manipulation by management. To solve this and related problems, the Federal Securities Commission was created. Also, Russian law requires banks and market professionals to acquire a license before handling securities.

THE SLOVAK REPUBLIC. The Bratislava Stock Exchange and the RM-system (an over-the-counter exchange) began operations during the first half of 1993. The RM-system trades in all companies distributed under the voucher privatization scheme as well as newly established companies. Foreigners are free to participate in the market for shares; profit repatriation is subject to payment of income taxes on capital gains.

From the beginning, the Slovak Republic's markets were fragmented and have lacked liquidity. Over 80 percent of all trades were executed outside of the Bratislava Stock Exchange and RM-system. With the adoption of the new capital markets legislation, more than 70 percent of all trades have been executed on the Bratislava Stock Exchange or the RM-system. Parliament has adopted amendments to the Securities Law which provide for the establishment of an independent regulatory body to protect investors' rights; it centralizes trading on the official market with the requirement that all trades be registered, published and completed at prices posted on the Bratislava Stock Exchange, thus promoting greater transparency. The revised law also increases the minimum capital requirements for brokers.

WHEN ISSUED OR DELAYED-DELIVERY SECURITIES. The fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed-delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based on changes in the general level of interest rates. Purchasing a security on a when-issued or delayed-delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The fund will only make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The fund will segregate liquid securities in an amount at least equal in value to the fund's commitments to purchase securities on a when-issued or delayed delivery basis. If the value of these segregated assets declines, the fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

LOWER-RATED AND UNRATED DEBT SECURITIES. The fund may invest up to 5% of its total assets in debt rated less than investment grade (or unrated) by Standard & Poor's Corporation (Chicago), Moody's Investors Service (New York), Duff & Phelps (Chicago), Fitch Investors Service (New York), Thomson Bankwatch (New
York), Canadian Bond Rating Service (Montreal), Dominion Bond Rating Service (Toronto), IBCA (London), The Japan Bond Research Institute (Tokyo), Japan Credit Rating Agency (Tokyo), Nippon Investors Service (Tokyo), or S&P-ADEF (Paris). In calculating the 5% limitation, a debt security will be considered investment grade if any one of the above listed credit rating agencies rates the security as investment grade.

Overall, the market for lower-rated or unrated bonds may be thinner and less active, such bonds may be less liquid, and their market prices may fluctuate more than those of higher-rated bonds, particularly in times of economic change and market stress. In addition, because the market for lower-rated or unrated corporate debt securities has in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly-leveraged corporate acquisitions and restructuring, past experience may not provide an accurate indication of the future performance of that market or of the frequency of default, especially during periods of economic recession. Reliable objective pricing data for lower-rated or unrated bonds may tend to be more limited; in that event, valuation of such securities in the fund's portfolio may be more difficult and will require greater reliance on judgment.

Since the risk of default is generally higher among lower-rated or unrated bonds, the Sub-Adviser's research and analysis are especially important in the selection of such bonds, which are often described as "high yield bonds" because of their generally higher yields and referred to figuratively as "junk bonds" because of their greater risks.

In selecting lower-rated bonds for investment by the fund, the Sub-Adviser does not rely exclusively on ratings, which in any event evaluate only the safety of principal and interest, not market value risk, and which furthermore, may not accurately reflect an issuer's current financial condition. The fund does not have any minimum rating criteria for its investments in bonds. Through portfolio diversification, good credit analysis, and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur.

RESTRICTED AND ILLIQUID SECURITIES. The fund may invest up to 15% of its net assets in illiquid securities. The fund may, from time to time, purchase securities that are subject to restrictions on resale. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may have the effect of depressing the market price of such securities.

CONVERTIBLE SECURITIES. The fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks, and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

REPURCHASE AGREEMENTS. The fund may invest a portion of its assets in repurchase agreements with United States broker-dealers, banks and other financial institutions, provided the fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed upon interest rate during the time of investment. All repurchase agreements may be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the fund some loss if the value of the securities declined before liquidation. To minimize the risk of loss, the fund will enter into repurchase agreements only with institutions and dealers that the Adviser (or Sub-Adviser) considers creditworthy.

GOVERNMENT AND CORPORATE DEBT. U.S. Government obligations include securities, which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities, which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Bank, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Also included are the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Bank, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury.

QUALITY RATINGS OF CORPORATE BONDS. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the fund may invest are as follows:

     MOODY'S INVESTORS SERVICE, INC. Aaa: Bonds, which are rated Aaa, are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds, which are rated Aa, are judged to be of high quality by all standards. Together with the Aaa group, they comprise what is generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     STANDARD & POOR'S RATINGS GROUP. AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB and B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B the higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

OTHER RIGHTS TO ACQUIRE SECURITIES. The fund may also invest in other rights to acquire securities, such as options and warrants. These securities represent the right to acquire a fixed or variable amount of a particular issue of securities at a fixed or formula price either during specified periods or only immediately before termination. These securities are generally exercisable at premiums above the value of the underlying securities at the time the right is issued. These rights are more volatile than the underlying stock and will result in a total loss of the fund's investment if they expire without being exercised because the value of the underlying security does not exceed the exercise price of the right.

DERIVATIVE SECURITIES. The fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, options on currencies or currency futures. The fund may invest in derivative securities for hedging, risk management, or portfolio management purposes, but not for speculation, and it will comply with applicable regulatory requirements when implementing these strategies, techniques, and instruments.

Derivative securities may be used to attempt (1) to protect against possible changes in the market value of securities held in or to be purchased for the fund's portfolio resulting from securities markets or currency exchange rate fluctuations, (2) to protect the fund's unrealized gains in the value of its portfolio securities, (3) to facilitate the sale of such securities for investment purposes, (4) to manage the effective maturity or duration of the fund's portfolio, or (5) to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The fund's ability to successfully use these derivative securities will depend upon the Sub-Adviser's ability to predict pertinent market movements, and cannot be assured. Engaging in derivative securities will increase transaction expenses and may result in a loss that exceeds the principal invested in the transactions.

Derivative securities have risk associated with them including possible default by the other party to the transaction, liquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of such derivative securities could result in losses greater than if they had not been used. Use of put and call options may result in losses to the fund. For example, selling call options may force the sale of portfolio securities at inopportune times or for lower prices than current market values. Selling call options may also limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell. The use of currency transactions can result in the fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund's position. In addition, futures and option markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the fund might not be able to close out a transaction, and substantial losses might be incurred. However, the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position. At the same time, they tend to limit any potential gain that might result from an increase in value of such position. Finally, the daily variation margin requirement for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of derivative securities would reduce net asset value, and possibly income, and such losses can be greater than if the derivative securities had not been used.

The fund's activities involving strategic transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

FUTURES CONTRACTS. The fund may sell futures contracts to hedge against a decline in the market price of securities it owns or to defend the portfolio against currency fluctuations. When the fund establishes a short position by selling a futures contract, the fund will be required to deposit with the broker an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount (initial margin). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract and is returned to the fund upon termination of the futures contract assuming all the fund's contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker will be made on a daily basis as the price of the underlying currency or stock index fluctuates making a short position in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the fund has sold a currency futures contract and the prices of the stocks included in the underlying currency have fallen, that position will have increased in value and the fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the fund has sold a currency futures contract and the prices of the underlying currency have risen, the position would be less valuable and the fund would be required to make a variation margin payment to the broker. At any time before expiration of the futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the fund, and it realizes a loss or a gain.

There is a risk that futures contract price movements will not correlate perfectly with movements in the value of the underlying stock index. For a number of reasons the price of the stock index future may move more than or less than the price of the securities that make up the index. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the stock market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

There is an additional risk that a liquid secondary trading market may not exist at all times for these futures contracts, in which event the fund might be unable to terminate a futures position at a desired time. Positions in stock index futures may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the fund intends to purchase futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time, and in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

OPTIONS. The fund may sell call options or purchase put options on futures contracts to hedge against a decline in the market price of securities that it owns or to defend the portfolio against currency fluctuations. Options on futures contracts differ from options on individual securities in that the exercise of an option on a futures contract does not involve delivery of an actual underlying security. Options on futures contracts are settled in cash only. The purchaser of an option receives a cash settlement amount and the writer of an option is required, in return for the premium received, to make delivery of a certain amount if the option is exercised. A position in an option on a futures contract may be offset by either the purchaser or writer by entering into a closing transaction, or the purchaser may terminate the option by exercising it or allowing it to expire.

The risks associated with the purchase and sale of options on futures contracts are generally the same as those relating to options on individual securities. However, the value of an option on a futures contract depends primarily on movements in the value of the currency or the stock index underlying the futures contract rather than in the price of a single security. Accordingly, the fund will realize a gain or loss from purchasing or writing an option on a futures contract as a result of movements in the related currency or in the stock market generally rather than changes in the price for a particular security. Therefore, successful use of options on futures contracts by the fund will depend on the Adviser's ability to predict movements in the direction of the currency or stock market underlying the futures contract. The ability to predict these movements requires different skills and techniques than predicting changes in the value of individual securities.

Because index options are settled in cash, the fund cannot be assured of covering its potential settlement obligations under call options it writes on futures contracts by acquiring and holding the underlying securities. Unless the fund has cash on hand that is sufficient to cover the cash settlement amount, it would be required to sell securities owned in order to satisfy the exercise of the option.

SEGREGATED ASSETS AND COVERED POSITIONS. When purchasing a stock index futures contract, selling an uncovered call option, or purchasing securities on a when issued or delayed-delivery basis, the fund will restrict cash that may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When purchasing securities on a when-issued or delayed-delivery basis, the amount of restricted cash or liquid securities will be at least equal to the fund's when-issued or delayed-delivery commitments.

The restricted cash or liquid securities will be identified either as being restricted in the fund's accounting records or as physically segregated in a separate account at Brown Brothers Harriman & Co., the fund's custodian. For the purpose of determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the fund.

Many derivative securities, such as futures contracts and options, in addition to other requirements, require that the fund segregate with its custodian cash or liquid securities (regardless of type) having an aggregate value, measured on a daily basis, at least equal to the amount of the obligations requiring segregation to the extent that the obligations are not otherwise covered through ownership of the underlying security, financial instrument or currency. In general, the full amount of any obligation of the fund to pay or deliver securities or assets must be covered at all times by (1) the securities, instruments or currency required to be delivered, or (2) subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must either be identified as restricted in the fund's accounting records or be physically segregated in a separate account at the fund's custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the fund.

The fund could cover a call option that it has sold by holding the same currency or security (or, in the case of a stock index, a portfolio of stock substantially replicating the movement of the index) underlying the call option. The fund may also cover a call option by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the fund. The fund could cover a call option that it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The fund could also cover a call option that it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the fund.

FOREIGN CURRENCY TRANSACTIONS. Investments in foreign companies usually involve use of currencies of foreign countries. The fund also may hold cash and cash-equivalent investments in foreign currencies. The value of the fund's assets as measured in U.S. dollars will be affected by changes in currency exchange rates and exchange control regulations. The fund may, as appropriate markets are developed, but is not required to, engage in currency transactions including cash market purchases at the spot rates, forward currency contracts, exchange listed currency futures, exchange listed and over-the-counter options on currencies, and currency swaps for two purposes. One purpose is to settle investment transactions. The other purpose is to try to minimize currency risks.

Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. The Sub-Adviser may utilize forward foreign currency transactions in an attempt to hedge the fund's investments in foreign securities back to the U.S. dollar when, in the Sub-Adviser's judgment, currency movements affecting particular investments are likely to harm the performance of the fund. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities

All currency transactions involve a cost. Although foreign exchange dealers generally do not charge a fee, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Commissions are paid on futures options and swaps transactions, and options require the payment of a premium to the seller.

A forward contract involves a privately negotiated obligation to purchase or sell at a price set at the time of the contract with delivery of the currency generally required at an established future date. A futures contract is a standardized contract for delivery of foreign currency traded on an organized exchange that is generally settled in cash. An option gives the right to enter into a contract. A swap is an agreement based on a nominal amount of money to exchange the differences between currencies.

The fund will generally use spot rates or forward contracts to settle a security transaction or handle dividend and interest collection. When the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a spot rate or forward contract, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The fund may use forward or futures contracts, options, or swaps when the investment manager believes the currency of a particular foreign country may suffer a substantial decline against another currency. For example, it may enter into a currency transaction to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. The precise matching of the securities transactions and the value of securities involved generally will not be possible. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term strategy is highly uncertain.

The fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which the fund has (or expects to have) portfolio exposure.

The fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the fund's portfolio securities are or are expected to be denominated, and simultaneously buy U.S. dollars. The amount of the contract would not exceed the value of the fund's securities denominated in linked securities.

The fund will not enter into a currency transaction or maintain an exposure as a result of the transaction when it would obligate the fund to deliver an amount of foreign currency in excess of the value of the fund's portfolio securities or other assets denominated in that currency. The fund will designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating the transaction. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitment.

On the settlement date of the currency transaction, the fund may either sell portfolio securities and make delivery of the foreign currency or retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting position. It is impossible to forecast what the market value of portfolio securities will be on the settlement date of a currency transaction. Accordingly, it may be necessary for the fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the securities are less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio securities if its market value exceeds the amount of foreign currency the fund is obligated to deliver. The fund will realize gains or losses on currency transactions.

The fund may also buy put options and write covered call options on foreign currencies to try to minimize currency risks. The risk of buying an option is the loss of premium. The risk of selling (writing) an option is that the currency option will minimize the currency risk only up to the amount of the premium, and then only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy the underlying currency at the loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund may also be required to forego all or part of the benefits that might otherwise have been obtained from favorable movements on exchange rates. All options written on foreign currencies will be covered; that is, the fund will own securities denominated in the foreign currency, hold cash equal to its obligations or have contracts that offset the options.

The fund may construct a synthetic foreign currency investment, sometimes called a structured note, by (a) purchasing a money market instrument that is a note denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because the availability of a variety of highly liquid short-term U.S. dollar market instruments, or notes, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency.

CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time the fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies or from the disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the currency or security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the fund's net investment income (which includes, among other things, dividends, interest and net short-term capital gains in excess of net long-term capital losses, net of expenses) available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the fund's net capital gain. If section 988 losses exceed such other net investment income during a taxable year, any distributions made by the fund could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his fund shares. To the extent that such distributions exceed such shareholder's basis, they will be treated as a gain from the sale of shares. As discussed below, certain gains or losses with respect to forward foreign currency contracts, over-the-counter options or foreign currencies and certain options graded on foreign exchanges will also be treated as section 988 gains or losses.

Forward currency contracts and certain options entered into by the fund may create "straddles" for U.S. Federal income tax purposes and this may affect the character of gains or losses realized by the fund on forward currency contracts or on the underlying securities and cause losses to be deferred. The fund may also be required to "mark-to-market" certain positions in its portfolio (i.e., treat them as if they were sold at year end). This could cause the fund to recognize income without having the cash to meet the distribution requirements.

                               PORTFOLIO TURNOVER

The fund's management buys and sells securities for the fund to accomplish the fund's investment objective. The fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. The fund's investments may also be traded to take advantage of perceived short-term disparities in market values. A change in the securities held by the fund is known as "portfolio turnover."

PORTFOLIO TURNOVER

For the fiscal periods shown below, the fund's portfolio turnover rate was:

               FISCAL PERIOD                        PORTFOLIO TURNOVER
        ---------------------------                ------------------
        Year ended October 31, 2001                         58%
        Year ended October 31, 2000                         30%


The fund does not intend to use short-term trading as a primary means of achieving its investment objectives. However, the fund's rate of portfolio turnover will depend on market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Sub-Adviser. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the fund would not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. High turnover may result in the fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that the fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income and excise taxes (see "Taxes").

                             PORTFOLIO TRANSACTIONS

Decisions to but and sell securities for the fund and the placing of the fund's securities transactions and negotiation of commission rates, where applicable, are made by Charlemagne Capital (Sub-Adviser) and are subject to review by the fund's Adviser and Board of Trustees. In the purchase and sale of portfolio securities, the Sub-Adviser seeks best execution for the fund, taking into account such factors as price (including the applicable brokerage commissions or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

For the fiscal periods shown below, the fund paid brokerage fees as follows:

               FISCAL PERIOD                          BROKERAGE FEES
        ---------------------------                  --------------
        Year ended October 31, 2001                      $9,830
        Year ended October 21, 2000                      $4,956
        Year ended October 31, 1999                      $6,432

The Sub-Adviser may use research services provided by and place agency transactions with Regent European Securities, an affiliated broker-dealer of the Sub-Adviser, if the commissions are fair, reasonable and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Regent European Securities was established in 1995 as a specialist broker-dealer in the Russian securities market and has since developed into a significant participant in the growing Russian market. For the fiscal years ended October 31, 1999and 2000, the fund paid no commissions to Regent European Securities.

In executing portfolio transactions and selecting brokers or dealers, the Adviser and the Sub-Adviser seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements, the Adviser and Sub-Adviser are permitted, in certain circumstances, to pay a higher commission than might otherwise be paid in order to acquire brokerage and research services. The Adviser and Sub-Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. The advisory fee of the Adviser would not be reduced because of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker dealers through or with whom the fund places portfolio transactions, the Adviser or Sub-Adviser may be relieved of expenses, which they might otherwise bear.


During the years ended October 31, 2000 and 2001, 100% of the brokerage commissions were paid to brokers or dealers who provided research services to the Sub-Adviser.

The Adviser or Sub-Adviser execute most of the fund's transactions through a small group of broker-dealers selected for their ability to provide brokerage and research services. The Adviser or Sub-Adviser may occasionally purchase securities that are not listed on a national securities exchange, but are instead traded in the over-the-counter market. With respect to transactions executed in the over-the-counter market, the Adviser or Sub-Adviser will usually deal through market makers but may deal through its selected broker-dealers and pay a commission on such transactions if the Adviser or Sub-Adviser believes that the execution and brokerage services received justify use of broker-dealers in these over-the-counter transactions.

                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as executive and audit committee members. The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.

                         TRUST
   NAME AND ADDRESS     POSITION         AGE         PRINCIPAL OCCUPATION
---------------------   --------         ---    -------------------------------

J. Michael Belz         Trustee          49     President  and Chief  Executive
1635 NE Loop 410                                Officer   of   Catholic    Life
San Antonio, TX 78209                           Insurance from 1984 to present.

Richard E. Hughs        Trustee          65     Business consultant.  Professor
11 Dennin Drive                                 Emeritus since  September 2001;
Menands, NY 12204                               Professor,  School of Business,
                                                State University of New York at
                                                Albany   from   1990  to  2001;
                                                Director  of the  MBA  program,
                                                1996 -  2001;  Director  of the
                                                Institute  for the  Advancement
                                                of Health Care Management, 1994
                                                -   1996;   Dean,   School   of
                                                Business  1990-1994.  Corporate
                                                Vice President,  Sierra Pacific
                                                Resources, Reno, NV, 1985-1990.
                                                Dean and Professor,  College of
                                                Business        Administration,
                                                University  of  Nevada,   Reno,
                                                1977-1985.    Associate   Dean,
                                                Stern School of  Business,  New
                                                York University, New York City,
                                                1970-1977.

Clark R. Mandigo        Trustee          58     Restaurant  operator,  business
1250 NE Loop 410                                consultant   since  1991.  From
Suite 900                                       1985 to 1991, President,  Chief
San Antonio, TX                                 Executive Officer, and Director
78209                                           of  Intelogic  Trace,  Inc.,  a
                                                nationwide  company  that sold,
                                                leased and maintained computers
                                                and telecommunications  systems
                                                and  equipment.  Prior to 1985,
                                                President   of  BHP   Petroleum
                                                (Americas),  Ltd.,  an oil  and
                                                gas exploration and development
                                                company.  Director of Lone Star
                                                Steakhouse  & Saloon,  Inc. and
                                                Horizon     Organic     Holding
                                                Corporation.     Trustee    for
                                                Pauze/Swanson  United  Services
                                                Funds  from  November  1993  to
                                                February 1996.

Frank E. Holmes*        Trustee,         46     Chairman   of  the   Board   of
                        Pesident,               Directors  and Chief  Executive
                        Chief                   Officer  and  Chief  Investment
                        Executive               Officer of the  Adviser.  Since
                        Officer,                October  1989,  Mr.  Holmes has
                        Chief                   served and  continues  to serve
                        Investment              in various  positions  with the
                        Officer                 Adviser, its subsidiaries,  and
                                                the  investment   companies  it
                                                sponsors.  Director of Franc-Or
                                                Resource  Corp.  from  November
                                                1994 to November  1996 and from
                                                June 2000 to present.  Director
                                                of  Adventure  Capital  Limited
                                                from  January 1996 to July 1997
                                                and  Director  of Vedron  Gold,
                                                Inc.  from August 1996 to March
                                                1997.    Director    of   71316
                                                Ontario,  Inc. since April 1987
                                                and    of    F.    E.    Holmes
                                                Organization,  Inc.  since July
                                                1978.   Director   of  Marleau,
                                                Lemire Inc.  from  January 1995
                                                to January  1996.  Director  of
                                                United  Services  Canada,  Inc.
                                                from  February 1995 to November
                                                1997   and   Chief    Executive
                                                Officer from February to August
                                                1995.

Susan B. McGee          Executive Vice   42     President,  Corporate Secretary
                        President,              and  General   Counsel  of  the
                        Secretary,              Adviser.  Since September 1992,
                        General Counsel         Ms.   McGee  has   served   and
                                                continues  to serve in  various
                                                positions with the Adviser, its
                                                subsidiaries,      and      the
                                                investment     companies     it
                                                sponsors.


Bobby D. Duncan         Treasurer        44     Chief  Financial   Officer  and
                                                Chief Operating  Officer of the
                                                Adviser  since  December  2000.
                                                Mr. Duncan previously served in
                                                various   positions   with  the
                                                Adviser, its subsidiaries,  and
                                                the  investment   companies  it
                                                sponsors   from   January  1985
                                                through May 1997. President and
                                                owner   of  IMFS,   Inc.   from
                                                January 1998 to present.  Chief
                                                Financial  Officer  of  Robbins
                                                Research   International   from
                                                October   1999  to  May   2000.
                                                Professor  at  Sul  Ross  State
                                                University  from August 2000 to
                                                December 2000.

Elias Suarez            Vice President   40     Vice  President of the Adviser.
                                                Since March of 1992, Mr. Suarez
                                                served and  continues  to serve
                                                in various  positions  with the
                                                Adviser and its subsidiaries.

*Mr. Holmes is an interested trustee.

COMPENSATION TABLE

                              TOTAL COMPENSATION FROM U.S. GLOBAL         TOTAL COMPENSATION FROM U.S. GLOBAL
           NAME                ACCOLADE FUNDS(1) TO BOARD MEMBERS           FUND COMPLEX(2) TO BOARD MEMBERS
     ------------------       -----------------------------------         -----------------------------------
     J. Michael Belz,                      $20,000                                      $20,000
        Trustee
     Frank E. Holmes,                      $     0                                      $     0
        Trustee, President,
        CEO, CIO
     Richard Hughs,                        $24,000                                      $24,000
        Trustee
     Clark R. Mandigo,                     $18,000                                      $43,700
        Trustee
     ---------------------------
     (1)  Includes compensation related to three fund portfolios.
     (2)  Total compensation paid by the U.S. Global Fund complex for the period ended  October 31, 2001.  As of this date,  there were  thirteen  fund portfolios  in the complex.  Mr.  Holmes and Mr.  Mandigo serve on all thirteen funds; Mr. Belz and Dr. Hughs serve on three fund portfolios.

CODE OF ETHICS

The Trust, the Adviser, the Sub-Adviser, and the Distributor have each adopted a Code of Ethics (the "Code") in accordance with Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Code allows access persons to purchase and sell securities for their own accounts, subject to certain reporting requirements and trading restrictions. The Code prohibits all persons subject to the Code from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by a Fund for a certain prescribed period of time. The foregoing description is qualified in its entirety by the Code, a copy of which has been filed with the Securities and Exchange Commission.

                         PRINCIPAL HOLDERS OF SECURITIES

As of February 20, 2001, the officers and Trustees of the fund, as a group, owned less than 1% of the outstanding shares of the fund. The fund is aware of the following entity and person who owned of record, or beneficially, more than 5% of the outstanding shares of the fund at February 20, 2001:


     NAME & ADDRESS OF OWNER             % OWNED           TYPE OF OWNERSHIP
     ----------------------------        -------           -----------------
     Charles Schwab & Co., Inc.           43.12%               Record (1)
     101 Montgomery Street
     San Francisco, CA 94104-4122

     ----------------------------
     (1) Charles Schwab, broker-dealer, has advised that the following client owns more than 5% of the fund:

         NAME & ADDRESS OF OWNER         % OWNED          TYPE OF OWNERSHIP
         ----------------------------    -------           -----------------
         Vigo & Sons Limited, Inc.        36.41%              Beneficial
         PMB #31
         6641 Bayou Glen Road
         Houston, TX 77057


                          INVESTMENT ADVISORY SERVICES

The fund's investment adviser is U. S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994, as amended from time to time. Frank E. Holmes, Chief Executive Officer and a Director of the Adviser, as well as a Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the fund's Prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

MANAGEMENT FEES

For the fiscal periods shown below, the fund paid the Adviser the following advisory fees (net of expenses paid by the Adviser or voluntary fee reimbursements):

               FISCAL PERIOD                              MANAGEMENT FEE
        ---------------------------                       --------------
        Year ended October 31, 2001                          $48,284
        Year ended October 31, 2000                          $70,204
        Year ended October 31, 1999                          $72,549

The Trust and the Adviser, in connection with the fund, have entered into a sub-advisory agreement with another firm as discussed in the Prospectus. The Adviser pays the Sub-Adviser a sub-advisory fee equal to one-half of the one and one quarter percent (1.25%) annual management fee paid by the fund. The fund will not be responsible for the Sub-Adviser's fee.

The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.

For the fiscal periods shown below, the Adviser paid the Sub-Adviser the following sub-adviser fees:

               FISCAL PERIOD                            SUB-ADVISER FEE
        ---------------------------                     ---------------
        Year ended October 31, 2001                          $24,142
        Year ended October 31, 2000                          $35,102
        Year ended October 31, 1999                          $36,275

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the fund and was approved by shareholders of the fund at the initial meeting of shareholders. The advisory agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to the fund, as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940 (Act) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.

In addition to advising client accounts, the Adviser and Sub-Adviser invest in securities for their own accounts. The Adviser and Sub-Adviser have adopted policies and procedures intended to minimize or avoid potential conflicts with their clients when trading for their own accounts. The investment objectives and strategies of the Adviser and Sub-Adviser are different from those of their clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalization. Overall, the Adviser invests in start-up companies in the natural resources or technology fields.

                DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a subsidiary of the Adviser (U.S. Global Brokerage), is the principal underwriter and exclusive agent for distribution of the fund's shares. U.S. Global Brokerage is obligated to use all reasonable efforts, consistent with its other business, to secure purchasers for the fund's shares, which are offered on a continuous basis.

Beginning September 3, 1998, U.S. Global Brokerage commenced marketing the fund and distributing the fund's shares pursuant to a Distribution Agreement between the Trust and U.S. Global Brokerage (Distribution Agreement). Under the Distribution Agreement, U.S. Global Brokerage may enter into agreements with selling brokers, financial planners, and other financial representatives for the sale of the fund's shares. Following such sales, the fund will receive the net asset value per share and U.S. Global Brokerage will retain the applicable sales charge, if any, subject to any reallowance obligations of U.S. Global Brokerage in its selling agreements and/or as set forth in the Prospectus and/or herein with respect to the fund's shares.

Pursuant to the Distribution Agreement, the annual fee for distribution and distribution support services on behalf of the Trust is $24,000, payable $2,000 per month. The fee is allocated among the portfolios of the Trust, including the fund, in equal amounts. In addition, the Trust is responsible for the payment of all fees and expenses (i) in connection with the preparation, setting in type and filing of any registration statement under the 1933 Act, and any amendments thereto, for the issuance of the fund's shares; (ii) in connection with the registration and qualification of the fund's shares for sale in states in which the Board of Trustees shall determine it advisable to qualify such shares for sale; (iii) of preparing, setting in type, printing and mailing any report or other communication to holders of the fund's shares in their capacity as such; and (iv) of preparing, setting in type, printing and mailing Prospectuses, SAIs, and any supplements thereto, sent to existing holders of the fund's shares. To the extent not covered by any Distribution Plan of the Trust pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan) and/or agreements between the Trust and investment advisers providing services to the Trust, U.S. Global Brokerage is responsible for paying the cost of (i) printing and distributing Prospectuses, SAIs and reports prepared for its use in connection with the offering of the fund's shares for sale to the public; (ii) any other literature used in connection with such offering; (iii) advertising in connection with such offering; and (iv) any additional out-of-pocket expenses incurred in connection with these costs. Notwithstanding the above, and subject to and calculated in accordance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (NASD), if during the annual period the total of (i) the compensation payable to U.S. Global Brokerage and (ii) amounts payable under the Distribution Plan exceeds 0.25% of the fund's average daily net assets, U.S. Global Brokerage will rebate that portion of its fee necessary to result in the total of (i) and (ii) above not exceeding 0.25% of the fund's average daily net assets. The payment of compensation and reimbursement of expenditures is authorized pursuant to the Distribution Plan and is contingent upon the continued effectiveness of the Distribution Plan.

The Distribution Agreement continues in effect from year to year, provided continuance is approved at least annually by either (i) the vote of a majority of the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement; however, the Distribution Agreement may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, or by vote of a majority of the outstanding voting securities of the Trust, on not more than sixty (60) days' written notice by the Trust. For these purposes, the term "vote of a majority of the outstanding voting securities" is deemed to have the meaning specified in the 1940 Act and the rules enacted thereunder.

The Transfer Agency Agreement with the Trust provides for the fund to pay United Shareholder Services, Inc. (USSI) an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with USSI, the fund pays to USSI a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions (including institutions affiliated with USSI), which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Trust shares at the institution. These fees, in lieu of the annual fee of $23.00 per account, are paid to such institutions by USSI for their services. In addition, the fund bears certain other transfer agent expenses such as the costs of record retention and postage, Internet services, and the telephone and line charges (including the toll-free 800 service) used by shareholders to contact USSI. USSI also acts as dividend-paying agent for the fund. For the fiscal year ended October 31, 2001, the fund paid a total of $15,732 for transfer agency fees and expenses.

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, has maintained the books and records of the Trust and of each fund since November 1997.

For the fiscal periods shown below, the fund paid Brown Brothers Harriman & Co. the following amounts for portfolio accounting services (net of expenses paid by the Adviser or voluntary fee reimbursements):

                                                              FEES TO
                                                           BROWN BROTHERS
               FISCAL PERIOD                               HARRIMAN & CO.
        ---------------------------                        --------------
        Year ended October 31, 2001                           $40,000
        Year ended October 31, 2000                           $40,000
        Year ended October 31, 1999                           $35,562

A & B Mailers, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. For the fiscal year ended October 31, 2001, the fund paid A&B Mailers, Inc. $3,912 for mail handling services.


                                DISTRIBUTION PLAN

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (Distribution Plan). The Distribution Plan allows the fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of fund shares, including personal services provided to prospective and existing fund shareholders, and includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the fund's net assets on an annual basis. For the period ended October 31, 2001, the fund paid a total of $9,657in distribution fees. The majority of these fees were used to pay for printing and mailing of prospectuses. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued pursuant to the Distribution Plan in the current or future periods, so long as the 0.25% limitation is never exceeded.

Expenses of the fund in connection with the Distribution Plan paid in the fiscal year ended October 31, 2001, are set forth in the table below.


     ADVERTISING       PROSPECTUS    DISTRIBUTION       COMPENSATION TO      TRAVEL & PROMOTION       POSTAGE &
    & LITERATURE        PRINTING         FEES           BROKER/DEALERS            EXPENSES             MAILING
    ------------        --------         ----           --------------            --------             -------
       $5,530            $5,582         $1,532              $8,099                  $386                $242

The amount of any unreimbursed expenses incurred under the Distribution Plan during the fiscal year ended October 31, 2001, which will be carried over to future years is $241,854 or 6.41% of net assets as of October 31, 2001. The fund is not legally obligated to pay any reimbursed expenses if the Distribution Plan is terminated or not renewed. U.S. Global Brokerage, Inc., the principal underwriter for distribution of the fund's shares, and its affiliated persons, including Frank Holmes and Elias Suarez, have a direct or indirect financial interest in the operation of the fund's distribution Plan and related Distribution Agreement.

Expenses that the fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan (Qualified Trustees). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties there is a reasonable likelihood that the Distribution Plan will benefit the fund and its shareholders. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the fund.

                     CERTAIN PURCHASES OF SHARES OF THE FUND

The following information supplements the discussion of how to buy fund shares as discussed in the fund's prospectus.

Shares of the fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. NAV is determined by adding the value of the fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding. The methods available for purchasing shares of the fund are described in the Prospectus. In addition, shares of the fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and policies of the fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the fund. On any such "in kind" purchase, the following conditions will apply:

1. The securities offered by the investor in exchange for shares of the fund must not be in any way restricted as to resale or otherwise be illiquid;

2.   Securities of the same issuer must already exist in the fund's portfolio;

3. The securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the NYSE, or Nasdaq-AMEX;

4. Any securities so acquired by the fund shall not comprise over 5% of the fund's net assets at the time of such exchange;

5. No over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and

6.   The securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish a list (either in writing or by telephone) to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the fund are valued. See the section titled NET ASSET VALUE in the Prospectus. The number of shares of the fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer costs or taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for Federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

The following information supplements the discussion of how to redeem fund shares as discussed in the fund's prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (SEC); (2) when an emergency exists, as defined by the SEC, that makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

REDEMPTION IN KIND. The Trust reserves the right to redeem shares of the fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the fund during any 90-day period for any one shareholder. Any shareholder of the fund receiving a redemption in kind would then have to pay brokerage fees in order to convert his fund investment into cash. All redemptions in kind will be made in marketable securities of the fund.

                         CALCULATION OF PERFORMANCE DATA

The performance quotations described below are based on historical earnings and are not intended to indicate future performance.

AVERAGE ANNUAL TOTAL RETURN. The fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                       n
                                 P(1+T)  = ERV

        Where:  P       =       a hypothetical initial payment of $1,000
                T       =       average annual total return
                n       =       number of years
                ERV     =       ending redeemable value of a hypothetical
                                $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year or period.

The calculation assumes that (1) all charges are deducted from the initial $1,000 payment, (2) all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and (3) all recurring fees charged to all shareholder accounts are included.


The average annual total returns for the fund for the periods ended October 31, 2001, are as follows:

        1 Year .................................................. 4.54%
        Since Inception (March 31, 1997) ....................... (1.65)%

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS): The fund may advertise performance in terms of average annual total return (after taxes on distributions) for 1-, 5- and 10-year periods, or for such lesser periods as the fund has been in existence. Average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

        Where:  P       =     A hypothetical initial payment of $1,000
                T       =     average annual total return
                                 (after taxes on distributions)
                n       =     number of years
                ATV     =     ending value of a  hypothetical  $1,000 payment
                   D          made at the beginning of the 1-, 5- or 10-year
                              periods at the end of the 1-, 5- or 10-year periods, after taxes on fund distributions but not after taxes on redemption.

The calculation assumes that (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by the fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

The average annual total return (after taxes on distributions) for the fund for the periods ended October 31, 2001, are as follows:

        1 Year ....................................................4.54%
        Since Inception (March 31, 1997) .........................(1.69)%

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION): The fund may advertise performance in terms of average annual total return (after taxes on distributions and redemption) for 1-, 5- and 10-year periods, or for such lesser periods as the fund has been in existence. Average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                 P(1+T)n = ATV
                                              DR

     Where:     P       =    a hypothetical initial payment of $1,000
                T       =    average annual total return (after taxes on
                               distributions and redemption)
                n       =    number of years
                ATV     =    ending value of a  hypothetical  $1,000  payment
                   DR        made at the  beginning of the 1-, 5- or 10-year
                             periods at the end of the 1-, 5- or 10-year periods, after taxes on fund distributions and redemption.

The calculation assumes that (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by the fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

The average annual total return (after taxes on distributions and redemption) for the fund for the periods ended October 31, 2001, are as follows:

        1 Year ................................................2.76%
        Since Inception (March 31, 1997) .....................(1.33)%

NONSTANDARDIZED TOTAL RETURN. The fund may provide the above described standard average annual total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the fund's operations. In addition, the fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under AVERAGE ANNUAL TOTAL RETURN except that no annualization is made.

EFFECT OF FEE WAIVER AND EXPENSE REIMBURSEMENT. From time to time, the Adviser has limited expenses, and without such limit, the fund's returns would have been less.

                                   TAX STATUS

TAXATION OF THE FUND - IN GENERAL. The fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). Accordingly, the fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (90% test); (b) satisfy certain diversification requirements at the close of each quarter of the fund's taxable year; and (c) distribute at least 90% of its net investment income and net short-term taxable gains for the fiscal year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income for the calendar year; (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year; and (3) any portion (not taxable to the fund) of the respective balance from the preceding calendar year. The fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization, and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and paid to shareholders of record in such a month, will be deemed to have been received on December 31 if the fund pays the dividends during the following January.

Distributions by the fund will result in a reduction in the fair market value of the fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the fund just before a distribution. The price of such shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U. S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the fund receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

FOREIGN TAXES. Income received by the fund from sources within any countries outside the United States in which the issuers of securities purchased by the fund are located may be subject to withholding and other taxes imposed by such countries.

If the fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the fund expects to meet the requirements of the Code for "passing-through" to its shareholders such foreign taxes paid, but there can be no assurance that the fund will be able to do so. Under the Code, if more than 50% of the value of the fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the fund will be eligible for, and intends to file, an election with the Internal Revenue Service to "pass-through" to the fund's shareholders the amount of such foreign income and withholding taxes paid by the fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the fund's taxable year whether the foreign taxes paid by the fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country; and
(b) the portion of dividends that represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation that is applied separately to "passive income," which includes, among other types of income, dividends, and interest.

The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of the prospectus and Statement of Additional Information. Shareholders should consult their tax advisors about the status of distributions from the fund in their own states and localities.

                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant, and administrator for all funds of the Trust. With respect to the funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to subcustody arrangements separately approved by the Trust.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, audit and report on the fund's annual financial statements, review certain regulatory reports and the fund's federal income tax returns, and perform other professional, auditing, tax, and advisory services when engaged to do so by the Trust.

                                  FUND COUNSEL

General Counsel to the Adviser also serves as General Counsel to the Trust. The Adviser is reimbursed for time spent by the Adviser's staff attorneys on matters pertaining to the Trust. Pursuant to this arrangement, the fund reimbursed the Adviser $2,162 during the fiscal year ended October 31, 2001.

                         COUNSEL TO INDEPENDENT TRUSTEES

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, is counsel to the independent Trustees of the Trust.

                              FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 2001 are hereby incorporated by reference from the U.S. GLOBAL ACCOLADE FUNDS 2001 ANNUAL REPORT TO SHAREHOLDERS dated October 31, 2001. The Trust will promptly provide a copy of the financial statements, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 781234, San Antonio, Texas 78278-1234, 1-800-873-8637
or (210) 308-1234.


 ................................................................................
PART C. OTHER INFORMATION (ITEMS 22 - 30)
 ................................................................................
                            PART C: OTHER INFORMATION


ITEM 23. EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted.

(a) Second Amended and Restated Master Trust Agreement, dated August 16, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).

(b) By-laws incorporated by reference to initial registration dated April 15, 1993 (EDGAR Accession No. 0000902042-98-000006).

(c)  Instruments Defining Rights of Security Holders. Not applicable

(d)  1.   Advisory Agreement between Registrant and U.S. Global Investors, Inc., dated September 21, 1994, incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A dated May 28, 1996 (EDGAR Accession No. 0000902042-96-000046).

     2. Amendment dated November 15, 1996, to Advisory Agreement between Registrant and U.S. Global Investors, Inc. to add MegaTrends Fund, incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A dated June 21, 1996 (EDGAR Accession No. 0000902042-96-000046).

     3. Amendment dated February 28, 1997, to Advisory Agreement between Registrant and U.S. Global Investors, Inc. to add Regent Eastern European Fund, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A dated December 24, 1996 (EDGAR Accession No. 0000902042-96-000083).

     4. Sub-Advisory Agreement among Registrant, U.S. Global Investors, Inc., and Bonnel, Inc. dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A dated October 17, 1994 (EDGAR Accession No.
          0000754811-95-000002).

     5. Sub-Advisory Agreement among Registrant, U.S. Global Investors, Inc., and Money Growth Institute, Inc. dated November 15, 1996, incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A dated June 21, 1996 (EDGAR Accession No. 0000902042-96-000046).

     6. Sub-Advisory Agreement dated February 28, 1997, among Registrant, U.S. Global Investors, Inc., and Regent Eastern European Fund incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A dated December 24, 1996 (EDGAR Accession No. 0000902042-96-000083).

(e)  1.   Distribution Agreement dated September 3, 1998, between Registrant and
          U.S. Global Brokerage, Inc. incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A dated March 1, 1999 (EDGAR Accession No. 0000902042-99-000003).

     2. Specimen Selling Group Agreement between principal underwriter and dealers incorporated by reference to Post-Effective Amendment No. 15 dated March 1, 1999, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-99-000003).

     3. Specimen Dealer Agreement between principal underwriter and brokers, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).

     4. Specimen Bank/Trust Agreement between principal underwriter and brokers, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).

(f)  Bonus or Profit Sharing Contracts. Not applicable.

(g)  1.   Custodian Agreement dated November 1, 1997, between Registrant and
          Brown Brothers Harriman & Co. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A dated January 29, 1998 (EDGAR Accession No. 0000902042-98-000006).


     2. Amendment dated May 14, 1999, to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-1A dated February 29, 2000 (EDGAR Accession No. 0000902042-00-000004).

     3. Amendment dated June 30, 2001, to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co. incorporated by reference to U.S. Global Investors, Inc. Annual Report on Form 10-K dated September 28, 2001 (EDGAR Accession No. 0000754811-01-500016).

     4. Appendix A to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co. incorporated by reference to U.S. Global Investors, Inc. Annual Report on Form 10-K dated September 28, 2001 (EDGAR Accession No. 0000754811-01-500016).

     5. Amendment dated February 16, 2001, to Appendix B of the Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-1A dated February 28, 2001 (EDGAR Accession No. 0000902042-01-500005).

(h) Transfer Agent Agreement between Registrant and United Shareholder Services, Inc. dated December 15, 2000, incorporated by reference to Post-Effective Amendment No18 to Registration Statement on Form N1-A dated February 28, 2001 (EDGAR Accession No. 0000902042-01-500005).

(i) Opinion and consent of Susan B. McGee, Esq., counsel to the registrant, dated January 29, 2002, included herein.

(j) Consent of independent accountant, Ernst & Young LLP, dated January 24, 2002, included herein.

(k)  Omitted Financial Statements. Not applicable

(l)  Initial Capital Agreements. Not applicable.

(m)  1.   Bonnel Growth Fund Distribution Plan pursuant to Rule 12b-1 adopted
          September 21, 1994, and revised August 25, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).

     2. MegaTrends Fund Distribution Plan pursuant to Rule 12b-1 adopted May 22, 1996, and revised August 25, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).

     3. Regent Eastern European Fund Distribution Plan pursuant to Rule 12b-1 adopted February 28, 1997, and revised August 25, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).

(n)  Rule 18f-3 Plan. Not applicable.

(o)  Reserved.

(p) Registrant's Code of Ethics, adopted May 22, 1996, and amended August 25, 2000, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A dated December 29, 2000 (EDGAR Accession No. 0000902042-00-500002).

(q) Power of Attorney dated December 18, 1998, incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A dated December 30, 1998 (EDGAR Accession No. 0000902042-98-000044).


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration Statement at the section entitled "Principal Holders of Securities."


ITEM 25. INDEMNIFICATION

Under Article VI of the Registrant's Second Amended and Restated Master Trust Agreement, The Trust shall indemnify (from the assets of the Sub-Trust or class thereof or Sub-Trusts or classes thereof in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as ("Disabling Conduct"). A determination that the Covered Person is entitled to indemnification, despite allegations of Disabling Conduct, may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking,
(ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe the Covered Party ultimately will be found to be entitled to indemnification.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information pertaining to business and other connections of Registrant's investment adviser is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Fund Management" in the Prospectus and "Investment Advisory Services" in the Statement of Additional Information.


ITEM 27. PRINCIPAL UNDERWRITERS

(a) U.S. Global Brokerage, Inc., a wholly owned subsidiary of U.S. Global Investors, Inc., is registered as a limited-purpose broker/dealer for the purpose of distributing U.S. Global Investors Funds and U.S. Global Accolade Funds shares, effective September 3, 1998.

(b) The following table lists, for each director and officer of U.S. Global Brokerage, Inc., the information indicated.

                                                                 POSITIONS AND
     NAME AND PRINCIPAL        POSITIONS AND OFFICES             OFFICES
     BUSINESS ADDRESS          WITH UNDERWRITER                  WITH REGISTRANT
     ---------------------------------------------------------------------------
     Bobby D. Duncan           Director                          Treasurer
     7900 Callaghan Road       President
     San Antonio, TX 78229

     Elias Suarez              Director                          Vice President,
     7900 Callaghan Road       Vice President/Institutional      Institutional
     San Antonio, TX 78229       Sales                              Sales

     Teresa A. Oxford          Director                          --
     7900 Callaghan Road       Vice President
     San Antonio, TX 78229

     Graig P. Ponthier         Director                          --
     7900 Callaghan Road       Vice President
     San Antonio, TX 78229

     Jeffrey V. Hugdahl        Vice President                    Assistant Vice
     7900 Callaghan Road                                           President,
     San Antonio, TX 78229                                         Shareholder
                                                                    Services

     Tracy C. Petersen         Chief Accounting Officer          Assistant
     7900 Callaghan Road       Chief Financial Officer             Treasurer
     San Antonio, TX 78229     Treasurer

     Tammy J. Ross             Vice President, Compliance        Compliance
     7900 Callaghan Road                                           Officer
     San Antonio, TX 78229

     Kathleen L. Eicher        Secretary                         Assistant
     7900 Callaghan Road                                           Secretary
     San Antonio, TX 78229

(c)  Not applicable


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records maintained by the registrant are kept at the registrant's office located at 7900 Callaghan Road, San Antonio, Texas. All accounts and records maintained by Brown Brothers Harriman & Co. as custodian, fund accountant, and administrator for U.S. Global Accolade Funds are maintained at 40 Water Street, Boston, Massachusetts 02109.


ITEM 29. MANAGEMENT SERVICES

Not applicable


ITEM 30. UNDERTAKINGS

Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the city of San Antonio, State of Texas, on the 28th day of December 2001.


                                 U.S. GLOBAL ACCOLADE FUNDS



                                 By: /s/ Frank E. Holmes
                                 -----------------------------------------
                                 Frank E. Holmes
                                 President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

            SIGNATURE                   TITLE                           DATE

* /S/ J. MICHAEL BELZ
--------------------------
J. Michael Belz                 Trustee                        January 29, 2002


* /S/ RICHARD E. HUGHS
--------------------------
Richard E. Hughs                Trustee                        January 29, 2002


/S/ FRANK E. HOLMES             Trustee, President,            January 29, 2002
--------------------------      Chief Executive Officer
Frank E. Holmes                 Chief Investment Officer


* /S/ CLARK R. MANDIGO
--------------------------
Clark R. Mandigo                Trustee                        January 29, 2002


/S/ SUSBAN B. MC GEE            Executive Vice President       January 29, 2002
--------------------------      Secretary, General Counsel
Susan B. McGee


*BY: /S/ SUSAN B. MC GEE
     ---------------------
     Susan B. McGee
     Attorney-in-Fact under
     Power of Attorney Dated
     December 18, 1998

                                 EXHIBIT INDEX

Exhibit
  No.           Description of Exhibit
------          ----------------------

(i) Opinion and consent of Susan B. McGee, Esq., counsel to the registrant, dated January 29, 2002.

(j)             Consent of independent acountant, Ernst & Young LLP, dated
                January 24, 2002.